Fidelity Concord Street Trust

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2019

Item 1.

Reports to Stockholders

Fidelity® Mid-Cap Stock Fund

Semi-Annual Report

October 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2019

% of fund's net assets
NVR, Inc.	1.9
Amphenol Corp. Class A	1.5
Radian Group, Inc.	1.5
WNS Holdings Ltd. sponsored ADR	1.4
M&T Bank Corp.	1.3
Huntington Bancshares, Inc.	1.3
Reinsurance Group of America, Inc.	1.3
OGE Energy Corp.	1.3
VICI Properties, Inc.	1.3
Huntington Ingalls Industries, Inc.	1.1
13.9

Top Five Market Sectors as of October 31, 2019

% of fund's net assets
Financials	21.2
Consumer Discretionary	14.5
Industrials	11.8
Information Technology	9.6
Health Care	8.5

Asset Allocation (% of fund's net assets)

As of October 31, 2019 *
Stocks	91.6%
Convertible Securities	0.7%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	7.6%

 * Foreign investments - 14.6%

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.6%
Cogent Communications Group, Inc.	373,600	$21,908
Iridium Communications, Inc. (a)	677,400	16,576
		38,484
Entertainment - 0.3%
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	8,815,374	20,892
Media - 0.6%
Nexstar Broadcasting Group, Inc. Class A	229,100	22,289
Sinclair Broadcast Group, Inc. Class A	566,700	22,577
		44,866
Wireless Telecommunication Services - 0.6%
Sprint Corp. (a)	7,283,341	45,230

TOTAL COMMUNICATION SERVICES		149,472

CONSUMER DISCRETIONARY - 14.3%
Automobiles - 1.0%
Aston Martin Lagonda Global Holdings PLC (a)(e)	2,994,600	15,489
Fiat Chrysler Automobiles NV	3,748,712	57,430
		72,919
Hotels, Restaurants & Leisure - 2.7%
ARAMARK Holdings Corp.	1,200,727	52,544
Drive Shack, Inc. (a)	3,204,790	12,787
Dunkin' Brands Group, Inc.	391,000	30,740
Wyndham Hotels & Resorts, Inc. (f)	1,131,856	61,086
Wynn Resorts Ltd.	293,800	35,650
		192,807
Household Durables - 3.5%
D.R. Horton, Inc.	1,177,243	61,652
Lennar Corp. Class A	569,724	33,956
Mohawk Industries, Inc. (a)	115,745	16,596
NVR, Inc. (a)	38,351	139,469
		251,673
Leisure Products - 0.9%
New Academy Holding Co. LLC unit (a)(c)(d)(g)	294,000	8,796
Peloton Interactive, Inc.	2,507,776	53,875
Peloton Interactive, Inc. Class A (a)(f)	179,600	4,287
		66,958
Multiline Retail - 1.5%
Dollar General Corp.	433,962	69,581
Dollar Tree, Inc. (a)	311,400	34,379
		103,960
Specialty Retail - 2.7%
AutoZone, Inc. (a)	33,966	38,870
Best Buy Co., Inc.	287,878	20,678
National Vision Holdings, Inc. (a)	1,653,067	39,343
Ross Stores, Inc.	466,900	51,205
Tiffany & Co., Inc. (f)	329,767	41,059
		191,155
Textiles, Apparel & Luxury Goods - 2.0%
Allbirds, Inc. (a)(c)(d)	10,775	534
Brunello Cucinelli SpA	2,069,700	64,818
PVH Corp.	304,193	26,513
Tapestry, Inc.	1,092,896	28,262
Under Armour, Inc. Class A (sub. vtg.) (a)(f)	1,092,296	22,556
		142,683

TOTAL CONSUMER DISCRETIONARY		1,022,155

CONSUMER STAPLES - 4.0%
Food & Staples Retailing - 1.7%
Kroger Co.	1,128,640	27,810
Performance Food Group Co. (a)	973,117	41,465
U.S. Foods Holding Corp. (a)	1,280,606	50,802
		120,077
Food Products - 1.5%
Bunge Ltd.	458,237	24,745
Conagra Brands, Inc.	1,197,190	32,384
Greencore Group PLC	15,752,484	47,421
		104,550
Personal Products - 0.8%
Coty, Inc. Class A	1,440,939	16,845
Edgewell Personal Care Co. (a)	1,194,493	41,807
		58,652

TOTAL CONSUMER STAPLES		283,279

ENERGY - 4.9%
Energy Equipment & Services - 0.8%
Borr Drilling Ltd. (a)(f)	2,125,200	14,312
Oceaneering International, Inc. (a)	1,967,882	27,865
Pacific Drilling SA (a)	916,714	2,292
TechnipFMC PLC	657,835	12,979
		57,448
Oil, Gas & Consumable Fuels - 4.1%
Cabot Oil & Gas Corp.	1,472,113	27,440
Cheniere Energy, Inc. (a)	728,000	44,808
GasLog Ltd.	1,150,614	15,775
Golar LNG Ltd.	1,952,745	26,889
Hess Corp.	982,807	64,620
Kosmos Energy Ltd.	7,082,468	43,911
New Fortress Energy LLC	1,276,100	22,000
The Williams Companies, Inc.	2,215,458	49,427
		294,870

TOTAL ENERGY		352,318

FINANCIALS - 21.2%
Banks - 8.7%
Bank of Hawaii Corp.	462,433	40,375
Cullen/Frost Bankers, Inc.	682,810	61,508
First Horizon National Corp.	3,375,789	53,911
Huntington Bancshares, Inc.	6,845,400	96,726
M&T Bank Corp.	620,073	97,060
Prosperity Bancshares, Inc. (f)	914,176	63,096
Signature Bank	604,100	71,477
SunTrust Banks, Inc.	615,578	42,069
UMB Financial Corp.	616,000	40,200
Wintrust Financial Corp.	854,700	54,547
		620,969
Capital Markets - 3.0%
Cboe Global Markets, Inc.	212,700	24,492
Lazard Ltd. Class A	852,838	31,836
Northern Trust Corp.	510,200	50,857
Raymond James Financial, Inc.	295,701	24,688
The NASDAQ OMX Group, Inc.	457,500	45,645
TPG Specialty Lending, Inc.	1,921,028	40,918
		218,436
Consumer Finance - 0.3%
Shriram Transport Finance Co. Ltd.	1,222,100	19,575
Insurance - 7.7%
American Financial Group, Inc.	573,021	59,617
Arch Capital Group Ltd. (a)	1,787,300	74,638
Axis Capital Holdings Ltd.	640,653	38,074
Beazley PLC	2,871,400	21,815
First American Financial Corp.	1,025,193	63,336
FNF Group	1,218,112	55,838
Globe Life, Inc.	488,207	47,517
Hartford Financial Services Group, Inc.	823,568	47,009
Hiscox Ltd.	957,407	18,466
Principal Financial Group, Inc.	556,700	29,717
Reinsurance Group of America, Inc.	578,116	93,927
		549,954
Thrifts & Mortgage Finance - 1.5%
Radian Group, Inc.	4,275,424	107,313

TOTAL FINANCIALS		1,516,247

HEALTH CARE - 8.1%
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp. (a)	1,051,338	43,841
Hologic, Inc. (a)	717,430	34,659
ResMed, Inc.	259,038	38,317
Wright Medical Group NV (a)	1,127,723	23,457
		140,274
Health Care Providers & Services - 2.8%
Centene Corp. (a)	410,385	21,783
Henry Schein, Inc. (a)	629,600	39,404
Molina Healthcare, Inc. (a)	582,811	68,562
Universal Health Services, Inc. Class B	486,808	66,917
		196,666
Life Sciences Tools & Services - 1.3%
Bruker Corp.	966,595	43,013
Lonza Group AG	135,524	48,769
		91,782
Pharmaceuticals - 2.0%
Catalent, Inc. (a)	1,183,454	57,575
Perrigo Co. PLC	706,686	37,468
Recordati SpA	686,500	28,842
Zogenix, Inc. (a)	503,100	22,463
		146,348

TOTAL HEALTH CARE		575,070

INDUSTRIALS - 11.7%
Aerospace & Defense - 2.1%
Huntington Ingalls Industries, Inc.	360,735	81,403
Kratos Defense & Security Solutions, Inc. (a)	2,201,500	41,564
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	139,629	29,881
Class C (a)(c)(d)	2,034	435
		153,283
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	119,347	9,027
XPO Logistics, Inc. (a)(f)	682,011	52,106
		61,133
Commercial Services & Supplies - 1.3%
IAA Spinco, Inc. (a)	620,573	23,675
KAR Auction Services, Inc. (f)	616,277	15,321
Stericycle, Inc. (a)(f)	588,700	33,909
U.S. Ecology, Inc.	366,781	22,825
		95,730
Electrical Equipment - 3.2%
AMETEK, Inc.	803,180	73,611
Generac Holdings, Inc. (a)	797,894	77,061
Melrose Industries PLC	17,717,841	48,908
Regal Beloit Corp.	370,126	27,408
		226,988
Machinery - 2.1%
Donaldson Co., Inc. (f)	1,463,222	77,170
Gardner Denver Holdings, Inc. (a)	1,033,200	32,887
Pentair PLC	888,802	36,859
		146,916
Marine - 0.3%
Goodbulk Ltd. (a)(d)	1,493,822	19,959
Professional Services - 0.7%
Equifax, Inc.	351,445	48,046
Road & Rail - 1.1%
Knight-Swift Transportation Holdings, Inc. Class A	1,336,350	48,723
Lyft, Inc. (f)	780,089	32,327
		81,050

TOTAL INDUSTRIALS		833,105

INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 0.2%
Ericsson (B Shares)	1,992,600	17,413
Electronic Equipment & Components - 3.0%
Amphenol Corp. Class A	1,094,994	109,861
Fabrinet (a)	1,090,129	61,298
Keysight Technologies, Inc. (a)	418,277	42,208
		213,367
IT Services - 5.7%
Akamai Technologies, Inc. (a)	546,100	47,238
Black Knight, Inc. (a)	1,181,275	75,838
Euronet Worldwide, Inc. (a)	146,100	20,464
Fiserv, Inc. (a)	598,000	63,472
FleetCor Technologies, Inc. (a)	60,639	17,841
Leidos Holdings, Inc.	630,676	54,383
Verra Mobility Corp. (a)	1,920,700	27,562
WNS Holdings Ltd. sponsored ADR (a)	1,572,811	97,263
		404,061
Software - 0.7%
Citrix Systems, Inc.	445,400	48,486

TOTAL INFORMATION TECHNOLOGY		683,327

MATERIALS - 2.9%
Chemicals - 1.4%
International Flavors & Fragrances, Inc. (f)	321,475	39,223
LG Chemical Ltd.	62,300	16,370
Nutrien Ltd.	481,500	23,035
Olin Corp.	1,329,109	24,376
		103,004
Containers & Packaging - 0.1%
Avery Dennison Corp.	43,844	5,606
Metals & Mining - 1.4%
Franco-Nevada Corp.	334,300	32,438
Newcrest Mining Ltd.	1,263,079	27,571
Novagold Resources, Inc. (a)	5,111,776	37,181
		97,190

TOTAL MATERIALS		205,800

REAL ESTATE - 8.0%
Equity Real Estate Investment Trusts (REITs) - 8.0%
Apartment Investment & Management Co. Class A	890,756	48,885
Cousins Properties, Inc.	1,279,005	51,326
Gaming & Leisure Properties	967,100	39,032
Healthcare Realty Trust, Inc.	1,678,804	58,372
Healthcare Trust of America, Inc.	1,611,871	49,968
National Retail Properties, Inc.	1,025,664	60,422
SBA Communications Corp. Class A	172,500	41,512
Spirit Realty Capital, Inc.	774,198	38,586
Taubman Centers, Inc.	906,184	32,423
VEREIT, Inc.	5,983,354	58,876
VICI Properties, Inc.	3,790,070	89,256
		568,658
UTILITIES - 4.8%
Electric Utilities - 3.3%
Alliant Energy Corp.	1,500,400	80,031
IDACORP, Inc.	586,241	63,091
OGE Energy Corp.	2,118,959	91,242
		234,364
Gas Utilities - 1.5%
Atmos Energy Corp.	708,281	79,667
Spire, Inc.	324,972	27,317
		106,984

TOTAL UTILITIES		341,348

TOTAL COMMON STOCKS
(Cost $5,018,580)		6,530,779

Preferred Stocks - 0.7%
Convertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Allbirds, Inc.:
Series A (c)(d)	4,253	211
Series B (c)(d)	747	37
Series C (c)(d)	7,140	354
Bolt Threads, Inc. Series D (a)(c)(d)	976,285	13,024
		13,626
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Sweetgreen, Inc.:
Series C (c)(d)	3,889	67
Series D (c)(d)	62,561	1,070
Series I (c)(d)	147,450	2,521
		3,658
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.4%
Butterfly Network, Inc. Series D (a)(c)(d)	1,647,945	25,230
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series H (a)(c)(d)	18,837	4,031

TOTAL CONVERTIBLE PREFERRED STOCKS		46,545

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (c)(d)	2,285	113
TOTAL PREFERRED STOCKS
(Cost $39,575)		46,658
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pacific Drilling SA 12% 4/1/24 pay-in-kind(e)(h)
(Cost $445)	437	181
	Shares	Value (000s)

Other - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (b)(c)(d)
(Cost $20,398)	20,397,834	9,424

Money Market Funds - 10.2%
Fidelity Cash Central Fund 1.83% (i)	508,035,818	508,137
Fidelity Securities Lending Cash Central Fund 1.84% (i)(j)	219,789,545	219,812
TOTAL MONEY MARKET FUNDS
(Cost $727,902)		727,949
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $5,806,900)		7,314,991
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(183,426)
NET ASSETS - 100%		$7,131,565

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $116,620,000 or 1.6% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,670,000 or 0.2% of net assets.

 (f) Security or a portion of the security is on loan at period end.

 (g) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Allbirds, Inc.	10/9/18	$591
Allbirds, Inc.	10/9/18	$125
Allbirds, Inc. Series A	10/9/18	$233
Allbirds, Inc. Series B	10/9/18	$41
Allbirds, Inc. Series C	10/9/18	$392
Bolt Threads, Inc. Series D	12/13/17	$15,659
Butterfly Network, Inc. Series D	5/4/18	$16,924
New Academy Holding Co. LLC unit	8/1/11	$30,988
Space Exploration Technologies Corp. Class A	4/8/16 - 9/11/17	$14,283
Space Exploration Technologies Corp. Class C	9/11/17	$275
Space Exploration Technologies Corp. Series H	8/4/17	$2,543
Sweetgreen, Inc. Series C	9/13/19	$67
Sweetgreen, Inc. Series D	9/13/19	$1,070
Sweetgreen, Inc. Series I	9/13/19	$2,521
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$20,398
WME Entertainment Parent, LLC Class A	8/16/16	$16,835

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$5,966
Fidelity Securities Lending Cash Central Fund	793
Total	$6,759

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Goodbulk Ltd.	$25,046	$--	$156	$1,140	$24	$(4,955)	$--
Total	$25,046	$--	$156	$1,140	$24	$(4,955)	$--

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$149,472	$128,580	$--	$20,892
Consumer Discretionary	1,035,894	958,950	53,875	23,069
Consumer Staples	286,937	283,279	--	3,658
Energy	352,318	352,318	--	--
Financials	1,516,247	1,496,672	19,575	--
Health Care	600,300	575,070	--	25,230
Industrials	837,136	782,830	--	54,306
Information Technology	683,327	665,914	17,413	--
Materials	205,800	178,229	27,571	--
Real Estate	568,658	568,658	--	--
Utilities	341,348	341,348	--	--
Corporate Bonds	181	--	181	--
Other	9,424	--	--	9,424
Money Market Funds	727,949	727,949	--	--
Total Investments in Securities:	$7,314,991	$7,059,797	$118,615	$136,579

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$183,894
Net Realized Gain (Loss) on Investment Securities	24
Net Unrealized Gain (Loss) on Investment Securities	(30,300)
Cost of Purchases	3,658
Proceeds of Sales	(20,697)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$136,579
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2019	$292

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.4%
Bermuda	3.7%
Ireland	1.7%
United Kingdom	1.4%
Bailiwick of Jersey	1.4%
Italy	1.3%
Canada	1.3%
Netherlands	1.1%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		October 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $213,574) — See accompanying schedule: Unaffiliated issuers (cost $5,078,998)	$6,587,042
Fidelity Central Funds (cost $727,902)	727,949
Total Investment in Securities (cost $5,806,900)		$7,314,991
Restricted cash		1,087
Receivable for investments sold		56,486
Receivable for fund shares sold		1,890
Dividends receivable		2,360
Interest receivable		4
Distributions receivable from Fidelity Central Funds		873
Prepaid expenses		14
Other receivables		633
Total assets		7,378,338
Liabilities
Payable for investments purchased	$18,408
Payable for fund shares redeemed	3,625
Accrued management fee	3,591
Other affiliated payables	808
Other payables and accrued expenses	552
Collateral on securities loaned	219,789
Total liabilities		246,773
Net Assets		$7,131,565
Net Assets consist of:
Paid in capital		$5,234,315
Total accumulated earnings (loss)		1,897,250
Net Assets		$7,131,565
Net Asset Value and Maximum Offering Price
Mid-Cap Stock:
Net Asset Value, offering price and redemption price per share ($5,290,925 ÷ 147,710 shares)		$35.82
Class K:
Net Asset Value, offering price and redemption price per share ($1,840,640 ÷ 51,350 shares)		$35.84

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2019 (Unaudited)
Investment Income
Dividends (including $1,140 earned from other affiliated issuers)		$60,515
Interest		27
Income from Fidelity Central Funds (including $793 from security lending)		6,759
Total income		67,301
Expenses
Management fee
Basic fee	$19,685
Performance adjustment	4,362
Transfer agent fees	4,358
Accounting fees	589
Custodian fees and expenses	71
Independent trustees' fees and expenses	21
Registration fees	35
Audit	35
Legal	9
Miscellaneous	28
Total expenses before reductions	29,193
Expense reductions	(284)
Total expenses after reductions		28,909
Net investment income (loss)		38,392
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	330,636
Redemptions in-kind with affiliated entities	31,103
Fidelity Central Funds	(3)
Other affiliated issuers	24
Foreign currency transactions	302
Total net realized gain (loss)		362,062
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(165,918)
Fidelity Central Funds	1
Other affiliated issuers	(4,955)
Assets and liabilities in foreign currencies	(4)
Total change in net unrealized appreciation (depreciation)		(170,876)
Net gain (loss)		191,186
Net increase (decrease) in net assets resulting from operations		$229,578

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2019 (Unaudited)	Year ended April 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,392	$76,180
Net realized gain (loss)	362,062	964,362
Change in net unrealized appreciation (depreciation)	(170,876)	(439,242)
Net increase (decrease) in net assets resulting from operations	229,578	601,300
Distributions to shareholders	(127,421)	(1,189,126)
Share transactions - net increase (decrease)	(691,652)	325,889
Total increase (decrease) in net assets	(589,495)	(261,937)
Net Assets
Beginning of period	7,721,060	7,982,997
End of period	$7,131,565	$7,721,060

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid-Cap Stock Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$35.31	$38.38	$36.62	$34.07	$40.11	$40.26
Income from Investment Operations
Net investment income (loss)A	.18	.34	.22	.22	.21	.18
Net realized and unrealized gain (loss)	.92	2.26	4.30	5.19	(1.54)	3.52
Total from investment operations	1.10	2.60	4.52	5.41	(1.33)	3.70
Distributions from net investment income	(.08)	(.29)	(.22)	(.27)	(.22)	(.09)
Distributions from net realized gain	(.51)	(5.38)	(2.55)	(2.59)	(4.49)	(3.76)
Total distributions	(.59)	(5.67)	(2.76)B	(2.86)	(4.71)	(3.85)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$35.82	$35.31	$38.38	$36.62	$34.07	$40.11
Total ReturnD,E	3.16%	7.90%	12.66%	16.80%	(3.44)%	9.83%
Ratios to Average Net AssetsF,G
Expenses before reductions	.82%H	.68%	.61%	.58%	.72%	.73%
Expenses net of fee waivers, if any	.82%H	.67%	.61%	.58%	.72%	.72%
Expenses net of all reductions	.82%H	.67%	.61%	.58%	.72%	.72%
Net investment income (loss)	1.02%H	.93%	.58%	.64%	.59%	.46%
Supplemental Data
Net assets, end of period (in millions)	$5,291	$5,373	$5,629	$5,622	$5,136	$5,874
Portfolio turnover rateI	32%H,J	29%	22%	27%J	23%J	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.76 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $2.545 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid-Cap Stock Fund Class K

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$35.32	$38.40	$36.64	$34.08	$40.12	$40.27
Income from Investment Operations
Net investment income (loss)A	.20	.37	.26	.26	.25	.22
Net realized and unrealized gain (loss)	.92	2.26	4.30	5.20	(1.54)	3.51
Total from investment operations	1.12	2.63	4.56	5.46	(1.29)	3.73
Distributions from net investment income	(.09)	(.33)	(.26)	(.31)	(.26)	(.13)
Distributions from net realized gain	(.51)	(5.38)	(2.55)	(2.59)	(4.49)	(3.76)
Total distributions	(.60)	(5.71)	(2.80)B	(2.90)	(4.75)	(3.88)C
Redemption fees added to paid in capitalA	–	–	–	–D	–D	–D
Net asset value, end of period	$35.84	$35.32	$38.40	$36.64	$34.08	$40.12
Total ReturnE,F	3.23%	7.99%	12.78%	16.96%	(3.33)%	9.92%
Ratios to Average Net AssetsG,H
Expenses before reductions	.72%I	.57%	.51%	.46%	.60%	.61%
Expenses net of fee waivers, if any	.72%I	.57%	.51%	.46%	.60%	.61%
Expenses net of all reductions	.71%I	.57%	.50%	.46%	.60%	.61%
Net investment income (loss)	1.12%I	1.03%	.69%	.76%	.71%	.57%
Supplemental Data
Net assets, end of period (in millions)	$1,841	$2,348	$2,354	$2,213	$1,988	$2,588
Portfolio turnover rateJ	32%I,K	29%	22%	27%K	23%K	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.80 per share is comprised of distributions from net investment income of $.259 and distributions from net realized gain of $2.545 per share.

 C Total distributions of $3.88 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $3.757 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Mid-Cap Stock Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Mid-Cap Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$127,155	Market comparable	Enterprise value/Sales multiple (EV/S)	3.9 - 11.0 / 10.0	Increase
			Discount for lack of marketability	10.0%	Decrease
			Premium rate	15.5% - 94.7% / 47.7%	Increase
			Enterprise value/EBITA (EV/EBITDA)	11.6	Increase
		Market approach	Transaction price	$13.36- $214.00 / $132.49	Increase
		Discount cash flow	Growth rate	1.0%	Increase
			Weigted average cost of capital (WACC)	12.0%	Decrease
Other	$9,424	Discount cash flow	Discount rate	16.7%	Decrease

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2019, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $441 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign transactions, partnerships, and passive foreign investment companies (PFIC), defaulted bonds, deferred trustees compensations, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,886,218
Gross unrealized depreciation	(384,836)
Net unrealized appreciation (depreciation)	$1,501,382
Tax cost	$5,813,609

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $31,403 in these Subsidiaries, representing .44% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $1,079,118 and $1,566,510, respectively.

Unaffiliated Redemptions In-Kind. During the period, 1,658 shares of the Fund were redeemed in-kind for investments and cash with a value of $58,396. The net realized gain of $18,326 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid-Cap Stock as compared to its benchmark index, the S&P MidCap 400 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .65% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Mid-Cap Stock, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Mid-Cap Stock	$3,884.15
Class K	474.05
	$4,358

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .02%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $39 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Redemptions In-Kind. During the period, 3,271 shares of the Fund were redeemed in-kind for investments and cash with a value of $112,604. The net realized gain of $31,103 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $13. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes amount less than five hundred dollar from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $255 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $29.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2019	Year ended April 30, 2019
Distributions to shareholders
Mid-Cap Stock	$88,136	$805,928
Class K	39,285	383,198
Total	$127,421	$1,189,126

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2019	Year ended April 30, 2019	Six months ended October 31, 2019	Year ended April 30, 2019
Mid-Cap Stock
Shares sold	5,184	9,727	$181,677	$346,378
Reinvestment of distributions	2,415	22,487	83,495	761,032
Shares redeemed	(12,073)	(26,697)	(422,784)	(975,536)
Net increase (decrease)	(4,474)	5,517	$(157,612)	$131,874
Class K
Shares sold	2,741	18,446	$96,080	$677,575
Reinvestment of distributions	1,136	11,384	39,285	383,198
Shares redeemed	(19,000)(a),(b)	(24,667)	(669,405)(a),(b)	(866,758)
Net increase (decrease)	(15,123)	5,163	$(534,040)	$194,015

 (a) Amount includes in-kind redemptions (see the Unaffiliated Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Affiliated Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 to October 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During Period-B May 1, 2019 to October 31, 2019
Mid-Cap Stock	.82%
Actual		$1,000.00	$1,031.60	$4.19
Hypothetical-C		$1,000.00	$1,021.01	$4.17
Class K	.72%
Actual		$1,000.00	$1,032.30	$3.68
Hypothetical-C		$1,000.00	$1,021.52	$3.66

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

MCS-SANN-1219
1.538556.122

Fidelity® Large Cap Stock Fund

Semi-Annual Report

October 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2019

% of fund's net assets
General Electric Co.	6.0
Microsoft Corp.	5.1
Exxon Mobil Corp.	4.5
Comcast Corp. Class A	3.9
Altria Group, Inc.	3.4
Bank of America Corp.	3.1
Wells Fargo & Co.	2.9
Bristol-Myers Squibb Co.	2.5
Qualcomm, Inc.	2.3
Apple, Inc.	2.3
36.0

Top Five Market Sectors as of October 31, 2019

% of fund's net assets
Health Care	18.6
Financials	18.3
Information Technology	15.0
Industrials	13.8
Energy	9.2

Asset Allocation (% of fund's net assets)

As of October 31, 2019 *
Stocks	97.6%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.3%

 * Foreign investments - 10.4%

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 8.5%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	473,206	$28,615
Entertainment - 1.9%
Activision Blizzard, Inc.	145,132	8,132
Electronic Arts, Inc. (a)	114,817	11,068
The Walt Disney Co.	51,604	6,704
Vivendi SA	697,620	19,420
		45,324
Interactive Media & Services - 0.7%
Alphabet, Inc.:
Class A (a)	6,914	8,703
Class C (a)	7,116	8,967
		17,670
Media - 4.7%
Comcast Corp. Class A	2,076,542	93,071
Discovery Communications, Inc. Class A (a)	95,303	2,569
Interpublic Group of Companies, Inc.	364,216	7,922
Omnicom Group, Inc.	20,682	1,596
Sinclair Broadcast Group, Inc. Class A	171,631	6,838
		111,996

TOTAL COMMUNICATION SERVICES		203,605

CONSUMER DISCRETIONARY - 3.8%
Distributors - 0.3%
LKQ Corp. (a)	200,063	6,800
Hotels, Restaurants & Leisure - 0.0%
Drive Shack, Inc. (a)	153,381	612
Household Durables - 1.0%
Mohawk Industries, Inc. (a)	110,741	15,878
Whirlpool Corp.	53,575	8,150
		24,028
Internet & Direct Marketing Retail - 1.2%
The Booking Holdings, Inc. (a)	13,788	28,248
Leisure Products - 0.2%
Brunswick Corp.	78,574	4,576
Specialty Retail - 0.9%
Lowe's Companies, Inc.	166,553	18,589
TJX Companies, Inc.	64,719	3,731
		22,320
Textiles, Apparel & Luxury Goods - 0.2%
Capri Holdings Ltd. (a)	22,845	710
PVH Corp.	42,914	3,740
Tapestry, Inc.	28,489	737
		5,187

TOTAL CONSUMER DISCRETIONARY		91,771

CONSUMER STAPLES - 8.8%
Beverages - 1.1%
The Coca-Cola Co.	470,272	25,597
Food & Staples Retailing - 2.0%
Walgreens Boots Alliance, Inc.	142,384	7,800
Walmart, Inc.	342,498	40,161
		47,961
Food Products - 0.3%
Nestle SA sponsored ADR	70,331	7,537
Household Products - 1.1%
Procter & Gamble Co.	170,122	21,182
Spectrum Brands Holdings, Inc.	88,598	4,449
		25,631
Personal Products - 0.0%
Edgewell Personal Care Co. (a)	16,306	571
Tobacco - 4.3%
Altria Group, Inc.	1,827,815	81,868
British American Tobacco PLC sponsored ADR	425,788	14,886
Philip Morris International, Inc.	92,909	7,567
		104,321

TOTAL CONSUMER STAPLES		211,618

ENERGY - 9.1%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	50,300	1,644
Oil, Gas & Consumable Fuels - 9.0%
BP PLC sponsored ADR (b)	319,553	12,114
Cenovus Energy, Inc. (Canada)	4,154,041	35,387
Equinor ASA sponsored ADR	1,250,184	23,141
Exxon Mobil Corp.	1,603,600	108,355
Hess Corp.	389,347	25,600
Kosmos Energy Ltd.	1,949,959	12,090
Noble Energy, Inc.	59,219	1,141
		217,828

TOTAL ENERGY		219,472

FINANCIALS - 18.3%
Banks - 12.0%
Bank of America Corp.	2,408,870	75,325
Citigroup, Inc.	194,729	13,993
First Hawaiian, Inc.	71,164	1,945
JPMorgan Chase & Co.	410,190	51,241
M&T Bank Corp.	24,703	3,867
PNC Financial Services Group, Inc.	194,812	28,579
SunTrust Banks, Inc.	363,969	24,874
U.S. Bancorp	323,043	18,420
Wells Fargo & Co.	1,337,798	69,071
		287,315
Capital Markets - 3.9%
Cboe Global Markets, Inc.	18,345	2,112
Charles Schwab Corp.	134,744	5,485
KKR & Co. LP	367,558	10,597
Morgan Stanley	218,145	10,046
Northern Trust Corp.	324,812	32,377
Raymond James Financial, Inc.	22,130	1,848
State Street Corp.	476,989	31,515
		93,980
Consumer Finance - 0.0%
Shriram Transport Finance Co. Ltd.	60,900	975
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc. Class B (a)	45,601	9,694
KKR Renaissance Co-Invest LP unit (a)(c)	9,907	3,820
		13,514
Insurance - 0.4%
Chubb Ltd.	51,811	7,897
The Travelers Companies, Inc.	21,088	2,764
		10,661
Thrifts & Mortgage Finance - 1.4%
MGIC Investment Corp.	450,545	6,177
Radian Group, Inc.	1,082,789	27,178
		33,355

TOTAL FINANCIALS		439,800

HEALTH CARE - 18.6%
Biotechnology - 2.5%
AbbVie, Inc.	131,429	10,455
Alexion Pharmaceuticals, Inc. (a)	163,204	17,202
Alnylam Pharmaceuticals, Inc. (a)	42,955	3,726
Amgen, Inc.	57,096	12,176
AnaptysBio, Inc. (a)	14,766	557
Gritstone Oncology, Inc. (a)	144,387	1,171
Heron Therapeutics, Inc. (a)	28,816	612
Insmed, Inc. (a)	195,839	3,641
Intercept Pharmaceuticals, Inc. (a)(b)	153,442	11,168
		60,708
Health Care Equipment & Supplies - 1.1%
Becton, Dickinson & Co.	28,784	7,369
Boston Scientific Corp. (a)	434,628	18,124
		25,493
Health Care Providers & Services - 6.9%
AmerisourceBergen Corp.	185,757	15,860
Cardinal Health, Inc.	366,296	18,113
Cigna Corp.	163,433	29,166
Covetrus, Inc. (a)	109,219	1,083
CVS Health Corp.	686,393	45,570
McKesson Corp.	208,605	27,744
UnitedHealth Group, Inc.	108,523	27,424
		164,960
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	269,429	407
Life Sciences Tools & Services - 0.1%
Avantor, Inc.	203,481	2,891
Pharmaceuticals - 8.0%
Bayer AG	496,462	38,514
Bristol-Myers Squibb Co.	1,058,925	60,751
GlaxoSmithKline PLC sponsored ADR	955,198	43,748
Johnson & Johnson	342,138	45,176
TherapeuticsMD, Inc. (a)(b)	1,504,747	4,003
		192,192

TOTAL HEALTH CARE		446,651

INDUSTRIALS - 13.8%
Aerospace & Defense - 1.4%
General Dynamics Corp.	43,116	7,623
Huntington Ingalls Industries, Inc.	22,201	5,010
The Boeing Co.	7,988	2,715
United Technologies Corp.	121,781	17,485
		32,833
Air Freight & Logistics - 2.3%
C.H. Robinson Worldwide, Inc.	29,266	2,214
FedEx Corp.	62,473	9,537
United Parcel Service, Inc. Class B	368,961	42,493
XPO Logistics, Inc. (a)	23,204	1,773
		56,017
Commercial Services & Supplies - 0.2%
Healthcare Services Group, Inc.	9,501	231
Stericycle, Inc. (a)	66,736	3,844
		4,075
Electrical Equipment - 0.5%
Acuity Brands, Inc.	48,628	6,068
Hubbell, Inc. Class B	39,555	5,605
		11,673
Industrial Conglomerates - 6.0%
3M Co.	2,867	473
General Electric Co.	14,434,888	144,055
		144,528
Machinery - 0.7%
Flowserve Corp.	161,970	7,911
Westinghouse Air Brake Co. (b)	124,492	8,636
		16,547
Professional Services - 0.2%
Acacia Research Corp. (a)	24,000	61
IHS Markit Ltd. (a)	66,752	4,674
RELX PLC (London Stock Exchange)	51,300	1,235
		5,970
Road & Rail - 2.5%
J.B. Hunt Transport Services, Inc.	150,552	17,699
Knight-Swift Transportation Holdings, Inc. Class A	604,232	22,030
Lyft, Inc. (b)	106,416	4,410
Union Pacific Corp.	103,454	17,117
		61,256

TOTAL INDUSTRIALS		332,899

INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 0.1%
Cisco Systems, Inc.	67,675	3,215
IT Services - 2.3%
MasterCard, Inc. Class A	30,392	8,413
Paychex, Inc.	16,195	1,355
Unisys Corp. (a)	369,622	3,792
Visa, Inc. Class A	233,284	41,725
		55,285
Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	24,690	2,633
Applied Materials, Inc.	144,552	7,843
Marvell Technology Group Ltd.	59,577	1,453
NVIDIA Corp.	5,791	1,164
Qualcomm, Inc.	687,254	55,283
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	31,645	1,634
		70,010
Software - 7.4%
Autodesk, Inc. (a)	43,109	6,353
Dynatrace, Inc.	64,714	1,309
Microsoft Corp.	862,667	123,681
Oracle Corp.	363,666	19,816
SAP SE sponsored ADR	193,119	25,604
		176,763
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	221,993	55,223

TOTAL INFORMATION TECHNOLOGY		360,496

MATERIALS - 0.9%
Chemicals - 0.8%
Corteva, Inc.	96,033	2,533
International Flavors & Fragrances, Inc.	16,464	2,009
Intrepid Potash, Inc. (a)	823,405	2,544
Nutrien Ltd.	203,256	9,724
The Scotts Miracle-Gro Co. Class A	9,057	909
		17,719
Metals & Mining - 0.1%
BHP Billiton Ltd. sponsored ADR (b)	64,150	3,138

TOTAL MATERIALS		20,857

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	23,246	5,069
Equinix, Inc.	13,624	7,722
Simon Property Group, Inc.	12,537	1,889
		14,680
UTILITIES - 0.2%
Electric Utilities - 0.2%
Duke Energy Corp.	17,176	1,619
Southern Co.	39,113	2,451
		4,070
Multi-Utilities - 0.0%
Sempra Energy	10,464	1,512

TOTAL UTILITIES		5,582

TOTAL COMMON STOCKS
(Cost $2,046,278)		2,347,431

Other - 0.1%
ENERGY - 0.1%
Oil, Gas and Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $6,968)	6,967,758	3,219

Money Market Funds - 2.7%
Fidelity Cash Central Fund 1.83% (f)	48,032,266	48,042
Fidelity Securities Lending Cash Central Fund 1.84% (f)(g)	16,092,183	16,094
TOTAL MONEY MARKET FUNDS
(Cost $64,136)		64,136
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $2,117,382)		2,414,786
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(10,000)
NET ASSETS - 100%		$2,404,786

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,039,000 or 0.3% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
KKR Renaissance Co-Invest LP unit	7/25/13	$1,045
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$6,968

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$576
Fidelity Securities Lending Cash Central Fund	311
Total	$887

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$203,605	$203,605	$--	$--
Consumer Discretionary	91,771	91,771	--	--
Consumer Staples	211,618	211,618	--	--
Energy	219,472	219,472	--	--
Financials	439,800	435,005	4,795	--
Health Care	446,651	408,137	38,514	--
Industrials	332,899	332,899	--	--
Information Technology	360,496	360,496	--	--
Materials	20,857	20,857	--	--
Real Estate	14,680	14,680	--	--
Utilities	5,582	5,582	--	--
Other	3,219	--	--	3,219
Money Market Funds	64,136	64,136	--	--
Total Investments in Securities:	$2,414,786	$2,368,258	$43,309	$3,219

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.6%
United Kingdom	2.9%
Germany	2.7%
Canada	1.9%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		October 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $15,278) — See accompanying schedule: Unaffiliated issuers (cost $2,053,246)	$2,350,650
Fidelity Central Funds (cost $64,136)	64,136
Total Investment in Securities (cost $2,117,382)		$2,414,786
Restricted cash		305
Receivable for investments sold		5,961
Receivable for fund shares sold		1,274
Dividends receivable		2,544
Distributions receivable from Fidelity Central Funds		187
Prepaid expenses		5
Other receivables		23
Total assets		2,425,085
Liabilities
Payable for investments purchased	$1,355
Payable for fund shares redeemed	1,872
Accrued management fee	510
Other affiliated payables	414
Other payables and accrued expenses	49
Collateral on securities loaned	16,099
Total liabilities		20,299
Net Assets		$2,404,786
Net Assets consist of:
Paid in capital		$1,966,200
Total accumulated earnings (loss)		438,586
Net Assets, for 74,870 shares outstanding		$2,404,786
Net Asset Value, offering price and redemption price per share ($2,404,786 ÷ 74,870 shares)		$32.12

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2019 (Unaudited)
Investment Income
Dividends		$31,378
Income from Fidelity Central Funds (including $311 from security lending)		887
Total income		32,265
Expenses
Management fee
Basic fee	$7,011
Performance adjustment	(2,837)
Transfer agent fees	2,129
Accounting fees	388
Custodian fees and expenses	21
Independent trustees' fees and expenses	8
Registration fees	38
Audit	26
Legal	5
Miscellaneous	11
Total expenses before reductions	6,800
Expense reductions	(11)
Total expenses after reductions		6,789
Net investment income (loss)		25,476
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	59,942
Redemption in-kind with affiliated entities	70,493
Foreign currency transactions	(6)
Total net realized gain (loss)		130,429
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(103,553)
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		(103,551)
Net gain (loss)		26,878
Net increase (decrease) in net assets resulting from operations		$52,354

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2019 (Unaudited)	Year ended April 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,476	$56,767
Net realized gain (loss)	130,429	286,854
Change in net unrealized appreciation (depreciation)	(103,551)	(72,868)
Net increase (decrease) in net assets resulting from operations	52,354	270,753
Distributions to shareholders	(64,019)	(319,807)
Share transactions
Proceeds from sales of shares	198,637	755,068
Reinvestment of distributions	59,974	288,173
Cost of shares redeemed	(638,564)	(2,062,176)
Net increase (decrease) in net assets resulting from share transactions	(379,953)	(1,018,935)
Total increase (decrease) in net assets	(391,618)	(1,067,989)
Net Assets
Beginning of period	2,796,404	3,864,393
End of period	$2,404,786	$2,796,404
Other Information
Shares
Sold	6,485	24,059
Issued in reinvestment of distributions	1,996	9,565
Redeemed	(20,709)	(63,553)
Net increase (decrease)	(12,228)	(29,929)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Stock Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$32.11	$33.02	$30.85	$26.62	$29.28	$27.76
Income from Investment Operations
Net investment income (loss)A	.30	.63	.47	.38	.37	.31
Net realized and unrealized gain (loss)	.46	2.17	2.87	4.91	(1.74)	2.92
Total from investment operations	.76	2.80	3.34	5.29	(1.37)	3.23
Distributions from net investment income	(.18)	(.53)B	(.38)	(.41)	(.32)	(.27)
Distributions from net realized gain	(.57)	(3.18)B	(.79)	(.65)	(.97)	(1.44)
Total distributions	(.75)	(3.71)	(1.17)	(1.06)	(1.29)	(1.71)
Net asset value, end of period	$32.12	$32.11	$33.02	$30.85	$26.62	$29.28
Total ReturnC,D	2.52%	9.57%	10.96%	20.37%	(4.82)%	11.97%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%G	.63%	.67%	.62%	.78%	.88%
Expenses net of fee waivers, if any	.52%G	.63%	.67%	.62%	.77%	.88%
Expenses net of all reductions	.52%G	.62%	.66%	.62%	.77%	.88%
Net investment income (loss)	1.95%G	1.96%	1.44%	1.33%	1.38%	1.10%
Supplemental Data
Net assets, end of period (in millions)	$2,405	$2,796	$3,864	$4,656	$2,580	$3,207
Portfolio turnover rateH	31%G,I	35%I	40%I	32%	31%	36%I

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Large Cap Stock Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2019, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, redemptions in kind and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$498,225
Gross unrealized depreciation	(213,459)
Net unrealized appreciation (depreciation)	$284,766
Tax cost	$2,130,020

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $3,524 in this Subsidiary, representing .15% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $391,777 and $537,178, respectively.

Unaffiliated Redemptions In-Kind. During the period, 40 shares of the Fund were redeemed in-kind for investments and cash with a value of $1,207. The net realized gain of $351 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, 97 shares of the Fund were redeemed in-kind for investments and cash with a value of $3,010. The Fund had a net realized gain of $895 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period. The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .32% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees for were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $13 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Redemptions In-Kind. During the period, 8,794 shares of the Fund were redeemed in-kind for investments and cash with a value of $271,433. The net realized gain of $70,493 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 7,586 shares of the Fund were redeemed in-kind for investments and cash with a value of $257,324. The Fund had a net realized gain of $77,760 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $138. Total fees paid by the Fund to NFS, as lending agent, amounted to $30. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $7 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $10.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 to October 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During Period-B May 1, 2019 to October 31, 2019
Actual	.52%	$1,000.00	$1,025.20	$2.65
Hypothetical-C		$1,000.00	$1,022.52	$2.64

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

LCS-SANN-1219
1.465347.122

Fidelity® Small Cap Stock Fund

Semi-Annual Report

October 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2019

% of fund's net assets
SYNNEX Corp.	2.9
Boyd Group Income Fund	2.7
Primerica, Inc.	2.6
Innospec, Inc.	2.6
Inovalon Holdings, Inc. Class A	2.4
First Cash Financial Services, Inc.	2.4
NICE Systems Ltd. sponsored ADR	2.3
LGI Homes, Inc.	2.3
Encore Capital Group, Inc.	2.2
Essential Properties Realty Trust, Inc.	2.2
24.6

Top Five Market Sectors as of October 31, 2019

% of fund's net assets
Financials	18.6
Information Technology	15.6
Health Care	13.7
Consumer Discretionary	13.5
Industrials	13.3

Asset Allocation (% of fund's net assets)

As of October 31, 2019*
Stocks	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 23.8%

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 0.1%
Alaska Communication Systems Group, Inc. (a)	714,571	$1,172
LICT Corp. (a)	45	810
		1,982
Interactive Media & Services - 1.3%
Adevinta ASA Class B	58,060	663
CarGurus, Inc. Class A (a)	259,703	8,723
Cars.com, Inc. (a)	601,747	6,806
LIFULL Co. Ltd.	445,827	2,710
		18,902
Media - 4.2%
4Imprint Group PLC	355,458	13,675
Cable One, Inc.	8,371	11,095
Cardlytics, Inc. (a)	294,063	12,324
Cogeco Communications, Inc.	271,085	23,433
		60,527

TOTAL COMMUNICATION SERVICES		81,411

CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.5%
Burelle SA	574	520
Linamar Corp.	225,701	7,360
		7,880
Diversified Consumer Services - 1.9%
Career Education Corp. (a)	1,864,677	26,404
Collectors Universe, Inc.	42,275	1,212
Redhill Education Ltd.	437,694	590
		28,206
Hotels, Restaurants & Leisure - 1.9%
MTY Food Group, Inc.	494,803	19,768
SkiStar AB	336,237	4,032
Wyndham Destinations, Inc.	84,801	3,936
		27,736
Household Durables - 5.4%
Cavco Industries, Inc. (a)	15,464	2,964
Legacy Housing Corp.	439,825	6,971
LGI Homes, Inc. (a)(b)	425,586	33,400
Skyline Champion Corp. (a)	493,773	13,939
TRI Pointe Homes, Inc. (a)	1,386,354	21,821
		79,095
Internet & Direct Marketing Retail - 2.2%
Kogan.Com Ltd. (b)	2,572,339	11,995
Liberty Interactive Corp. QVC Group Series A (a)	804,533	7,675
Points International Ltd. (a)	654,285	7,132
Redbubble Ltd. (a)	3,792,974	5,030
		31,832
Leisure Products - 0.3%
American Outdoor Brands Corp. (a)	553,300	3,917
Specialty Retail - 0.8%
Sportsman's Warehouse Holdings, Inc. (a)	684,282	4,660
Winmark Corp.	39,553	7,120
		11,780
Textiles, Apparel & Luxury Goods - 0.5%
Crocs, Inc. (a)	199,655	6,986

TOTAL CONSUMER DISCRETIONARY		197,432

CONSUMER STAPLES - 3.0%
Beverages - 0.2%
Nichols PLC	139,020	2,701
Food & Staples Retailing - 1.5%
BJ's Wholesale Club Holdings, Inc. (a)	265,256	7,082
Performance Food Group Co. (a)	374,314	15,950
		23,032
Food Products - 0.1%
Armanino Foods of Distinction	377,324	1,355
Household Products - 1.2%
Spectrum Brands Holdings, Inc.	343,049	17,224

TOTAL CONSUMER STAPLES		44,312

ENERGY - 2.8%
Energy Equipment & Services - 0.2%
Profire Energy, Inc. (a)	1,877,273	3,304
Oil, Gas & Consumable Fuels - 2.6%
NACCO Industries, Inc. Class A	286,817	14,484
Texas Pacific Land Trust (b)	11,389	6,481
World Fuel Services Corp.	386,595	16,148
		37,113

TOTAL ENERGY		40,417

FINANCIALS - 18.6%
Banks - 2.1%
First Hawaiian, Inc.	279,021	7,626
Hilltop Holdings, Inc.	309,085	7,220
Plumas Bancorp	67,420	1,483
Popular, Inc.	262,724	14,308
		30,637
Capital Markets - 4.4%
Ashford, Inc. (a)	25,668	614
Assetmark Financial Holdings, Inc. (a)	73,621	2,020
EQT AB (a)	46,975	451
Impax Asset Management Group PLC	1,768,827	6,003
INTL FCStone, Inc. (a)	79,971	3,199
LPL Financial	270,492	21,867
Morningstar, Inc.	177,257	28,687
Tradeweb Markets, Inc. Class A	23,440	979
		63,820
Consumer Finance - 5.6%
Encore Capital Group, Inc. (a)(b)	985,899	32,722
Fellow Finance Oyj	78,073	279
First Cash Financial Services, Inc.	413,093	34,861
Gruppo MutuiOnline SpA	75,500	1,499
Nelnet, Inc. Class A	210,294	12,885
		82,246
Diversified Financial Services - 0.5%
Hypoport AG (a)(b)	21,808	6,774
Insurance - 4.0%
First American Financial Corp.	320,234	19,784
Investors Title Co.	4,951	751
Primerica, Inc.	299,709	37,817
		58,352
Thrifts & Mortgage Finance - 2.0%
LendingTree, Inc. (a)(b)	80,229	28,870
Timberland Bancorp, Inc.	24,944	661
		29,531

TOTAL FINANCIALS		271,360

HEALTH CARE - 13.7%
Biotechnology - 0.5%
BioGaia AB	14,359	547
Bioventix PLC	33,051	1,430
Essex Bio-Technology Ltd.	3,362,000	2,587
Shanghai Haohai Biological Technology Co. Ltd. (H Shares) (c)	441,300	2,546
		7,110
Health Care Equipment & Supplies - 2.5%
C-Rad AB (B Shares) (a)	688,487	2,421
Hamilton Thorne Ltd. (a)	88,800	70
Medacta Group SA (c)	109,600	8,955
Medistim ASA	186,927	3,151
TransMedics Group, Inc.	40,009	718
Tristel PLC	1,134,849	4,822
Utah Medical Products, Inc.	123,428	12,648
Varex Imaging Corp. (a)	105,040	3,152
		35,937
Health Care Providers & Services - 4.2%
Chemed Corp.	32,639	12,857
Corvel Corp. (a)	114,932	9,093
DFB Healthcare Acquisitions Co. (a)	368,104	3,751
Encompass Health Corp.	338,258	21,655
InfuSystems Holdings, Inc. (a)	23,314	162
Magellan Health Services, Inc. (a)	116,292	7,547
Viemed Healthcare, Inc. (a)	833,456	6,733
		61,798
Health Care Technology - 2.4%
Inovalon Holdings, Inc. Class A (a)(b)	2,270,006	35,480
Life Sciences Tools & Services - 3.2%
10X Genomics, Inc. (a)	2,394	139
Charles River Laboratories International, Inc. (a)	219,816	28,572
ICON PLC (a)	125,856	18,488
		47,199
Pharmaceuticals - 0.9%
BioSyent, Inc. (a)	682,808	3,111
Dechra Pharmaceuticals PLC	180,534	6,150
Phibro Animal Health Corp. Class A	125,627	3,010
		12,271

TOTAL HEALTH CARE		199,795

INDUSTRIALS - 13.3%
Commercial Services & Supplies - 3.5%
Boyd Group Income Fund	275,909	38,476
Bravida AB (c)	352,531	3,244
Clipper Logistics PLC (b)	433,528	1,235
VSE Corp.	199,703	7,673
		50,628
Construction & Engineering - 1.2%
AECOM (a)	239,864	9,597
Tutor Perini Corp. (a)(b)	533,846	8,259
		17,856
Machinery - 1.1%
Allison Transmission Holdings, Inc.	287,953	12,558
Hurco Companies, Inc.	93,661	3,258
		15,816
Professional Services - 6.3%
Barrett Business Services, Inc.	167,477	14,693
CBIZ, Inc. (a)	975,488	26,699
Franklin Covey Co. (a)	456,422	17,435
Insperity, Inc.	163,881	17,311
Red Violet, Inc. (a)(b)	104,898	1,667
SHL-JAPAN Ltd.	44,700	837
Talenom OYJ	164,075	6,460
Tinexta SpA	411,656	6,060
		91,162
Trading Companies & Distributors - 1.2%
AerCap Holdings NV (a)	198,811	11,507
Rush Enterprises, Inc. Class A	150,710	6,585
		18,092

TOTAL INDUSTRIALS		193,554

INFORMATION TECHNOLOGY - 15.6%
Electronic Equipment & Components - 3.4%
Insight Enterprises, Inc. (a)	107,267	6,584
SYNNEX Corp.	362,375	42,662
		49,246
IT Services - 3.6%
Bouvet ASA	60,869	1,953
Castleton Technology PLC	1,765,506	1,429
Computer Services, Inc.	181,561	8,170
D4t4 Solutions PLC	124,655	382
Econocom Group SA	1,741,525	4,541
International Money Express, Inc. (a)	94,549	1,448
Liberated Syndication, Inc. (a)(b)	27,610	77
Over The Wire Holdings Ltd.	1,009,121	3,276
Prodware	126,653	788
Sylogist Ltd.	672,100	5,128
Verra Mobility Corp. (a)	277,086	3,976
WEX, Inc. (a)	113,849	21,538
		52,706
Software - 8.6%
Admicom OYJ	63,929	3,665
Bigtincan Holdings Ltd. (a)(b)	3,992,570	1,834
Ebix, Inc. (b)	655,044	27,925
Elmo Software Ltd. (a)	117,200	531
Enghouse Systems Ltd.	317,847	9,260
GetBusy PLC (a)	2,261,546	1,230
Globalscape, Inc.	353,020	3,424
Hansen Technologies Ltd.	1,158,824	2,712
j2 Global, Inc.	224,461	21,315
LeadDesk Oyj	13,973	161
LoopUp Group PLC (a)	98,398	82
Micro Focus International PLC	713,339	9,791
MSL Solutions Ltd. (a)	11,829,242	637
NICE Systems Ltd. sponsored ADR (a)(b)	212,060	33,461
Park City Group, Inc. (a)(b)	376,891	2,054
RIB Software AG (b)	215,351	5,577
Vitec Software Group AB	84,218	1,204
		124,863

TOTAL INFORMATION TECHNOLOGY		226,815

MATERIALS - 7.1%
Chemicals - 4.5%
Core Molding Technologies, Inc. (a)	179,175	1,023
Innospec, Inc.	412,562	37,692
NewMarket Corp.	30,217	14,670
Northern Technologies International Corp.	141,892	1,771
Valvoline, Inc.	488,727	10,429
		65,585
Containers & Packaging - 1.4%
Silgan Holdings, Inc.	335,036	10,309
UFP Technologies, Inc. (a)	240,245	9,997
		20,306
Paper & Forest Products - 1.2%
Schweitzer-Mauduit International, Inc.	449,002	18,180

TOTAL MATERIALS		104,071

REAL ESTATE - 5.7%
Equity Real Estate Investment Trusts (REITs) - 5.5%
CareTrust (REIT), Inc.	120,000	2,909
EPR Properties	319,194	24,830
Essential Properties Realty Trust, Inc.	1,232,557	31,627
Store Capital Corp.	517,155	20,945
		80,311
Real Estate Management & Development - 0.2%
The RMR Group, Inc.	43,314	2,096

TOTAL REAL ESTATE		82,407

UTILITIES - 0.6%
Gas Utilities - 0.6%
Star Gas Partners LP	917,443	8,523
TOTAL COMMON STOCKS
(Cost $1,238,015)		1,450,097

Money Market Funds - 8.7%
Fidelity Cash Central Fund 1.83% (d)	6,530,907	6,532
Fidelity Securities Lending Cash Central Fund 1.84% (d)(e)	119,517,845	119,530
TOTAL MONEY MARKET FUNDS
(Cost $126,062)		126,062
TOTAL INVESTMENT IN SECURITIES - 108.2%
(Cost $1,364,077)		1,576,159
NET OTHER ASSETS (LIABILITIES) - (8.2)%		(118,911)
NET ASSETS - 100%		$1,457,248

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,745,000 or 1.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$69
Fidelity Securities Lending Cash Central Fund	451
Total	$520

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
New Home Co. LLC	$4,657	$--	$4,063	$--	$(7,437)	$6,843	$--
Total	$4,657	$--	$4,063	$--	$(7,437)	$6,843	$--

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$81,411	$78,701	$2,710	$--
Consumer Discretionary	197,432	179,817	17,615	--
Consumer Staples	44,312	44,312	--	--
Energy	40,417	40,417	--	--
Financials	271,360	271,360	--	--
Health Care	199,795	194,662	5,133	--
Industrials	193,554	192,717	837	--
Information Technology	226,815	208,034	18,781	--
Materials	104,071	104,071	--	--
Real Estate	82,407	82,407	--	--
Utilities	8,523	8,523	--	--
Money Market Funds	126,062	126,062	--	--
Total Investments in Securities:	$1,576,159	$1,531,083	$45,076	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	76.2%
Canada	8.2%
United Kingdom	3.4%
Israel	2.3%
Australia	1.8%
Ireland	1.3%
Puerto Rico	1.0%
Others (Individually Less Than 1%)	5.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		October 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $118,802) — See accompanying schedule: Unaffiliated issuers (cost $1,238,015)	$1,450,097
Fidelity Central Funds (cost $126,062)	126,062
Total Investment in Securities (cost $1,364,077)		$1,576,159
Receivable for investments sold		6,840
Receivable for fund shares sold		338
Dividends receivable		947
Distributions receivable from Fidelity Central Funds		73
Prepaid expenses		3
Other receivables		20
Total assets		1,584,380
Liabilities
Payable for investments purchased	$5,285
Payable for fund shares redeemed	1,213
Accrued management fee	804
Other affiliated payables	238
Other payables and accrued expenses	60
Collateral on securities loaned	119,532
Total liabilities		127,132
Net Assets		$1,457,248
Net Assets consist of:
Paid in capital		$1,282,628
Total accumulated earnings (loss)		174,620
Net Assets, for 84,699 shares outstanding		$1,457,248
Net Asset Value, offering price and redemption price per share ($1,457,248 ÷ 84,699 shares)		$17.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2019 (Unaudited)
Investment Income
Dividends		$8,227
Income from Fidelity Central Funds (including $451 from security lending)		520
Total income		8,747
Expenses
Management fee
Basic fee	$5,038
Performance adjustment	(261)
Transfer agent fees	1,218
Accounting fees	231
Custodian fees and expenses	34
Independent trustees' fees and expenses	4
Registration fees	17
Audit	30
Legal	2
Miscellaneous	7
Total expenses before reductions	6,320
Expense reductions	(45)
Total expenses after reductions		6,275
Net investment income (loss)		2,472
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(30,273)
Other affiliated issuers	(7,437)
Foreign currency transactions	(16)
Total net realized gain (loss)		(37,726)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	55,137
Affiliated issuers	6,843
Assets and liabilities in foreign currencies	20
Total change in net unrealized appreciation (depreciation)		62,000
Net gain (loss)		24,274
Net increase (decrease) in net assets resulting from operations		$26,746

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2019 (Unaudited)	Year ended April 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,472	$10,173
Net realized gain (loss)	(37,726)	142,344
Change in net unrealized appreciation (depreciation)	62,000	(58,528)
Net increase (decrease) in net assets resulting from operations	26,746	93,989
Distributions to shareholders	–	(304,627)
Share transactions
Proceeds from sales of shares	44,183	94,706
Reinvestment of distributions	–	293,756
Cost of shares redeemed	(129,035)	(257,940)
Net increase (decrease) in net assets resulting from share transactions	(84,852)	130,522
Total increase (decrease) in net assets	(58,106)	(80,116)
Net Assets
Beginning of period	1,515,354	1,595,470
End of period	$1,457,248	$1,515,354
Other Information
Shares
Sold	2,621	5,454
Issued in reinvestment of distributions	–	17,771
Redeemed	(7,663)	(15,034)
Net increase (decrease)	(5,042)	8,191

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Stock Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$16.89	$19.56	$19.38	$17.48	$19.92	$20.83
Income from Investment Operations
Net investment income (loss)A	.03	.12B	.08C	.03	.03	.14
Net realized and unrealized gain (loss)	.29	.90	1.86	2.60	(.50)D	2.50
Total from investment operations	.32	1.02	1.94	2.63	(.47)	2.64
Distributions from net investment income	–	(.06)	(.07)	–E	(.11)	(.12)
Distributions from net realized gain	–	(3.64)	(1.69)	(.72)	(1.86)	(3.43)
Total distributions	–	(3.69)F	(1.76)	(.73)G	(1.97)	(3.55)
Redemption fees added to paid in capitalA	–	–	–E	–E	–E	–E
Net asset value, end of period	$17.21	$16.89	$19.56	$19.38	$17.48	$19.92
Total ReturnH,I	1.89%	6.66%	10.39%	15.44%	(2.79)%D	14.23%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.86%L	.67%	.82%	1.02%	1.00%	.66%
Expenses net of fee waivers, if any	.86%L	.67%	.82%	1.02%	.99%	.66%
Expenses net of all reductions	.85%L	.67%	.81%	1.02%	.99%	.66%
Net investment income (loss)	.34%L	.66%B	.39%C	.14%	.17%	.71%
Supplemental Data
Net assets, end of period (in millions)	$1,457	$1,515	$1,595	$1,777	$1,956	$1,913
Portfolio turnover rateM	50%L,N	66%N	63%N	48%	59%	64%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .41%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .27%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.03 per share. Excluding these litigation proceeds, the total return would have been (2.96)%.

 E Amount represents less than $.005 per share.

 F Total distributions of $3.69 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $3.636 per share.

 G Total distributions of $.73 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.723 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Small Cap Stock Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$284,495
Gross unrealized depreciation	(72,469)
Net unrealized appreciation (depreciation)	$212,026
Tax cost	$1,364,133

The Fund elected to defer to its next fiscal year approximately $1,749 of capital losses recognized during the period November 1, 2018 to April 30, 2019.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $368,650 and $438,975, respectively.

Unaffiliated Redemptions In-Kind. During the period, 629 shares of the Fund were redeemed in-kind for investments and cash with a value of $10,630. The net realized gain of $2,586 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, 181 shares of the Fund were redeemed in-kind for investments and cash with a value of $3,024. The Fund had a net realized gain of $646 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .65% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $17 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $367. Total fees paid by the Fund to NFS, as lending agent, amounted to $15. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $10 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $39 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $5.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 to October 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During Period-B May 1, 2019 to October 31, 2019
Actual	.86%	$1,000.00	$1,018.90	$4.36
Hypothetical-C		$1,000.00	$1,020.81	$4.37

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

SLCX-SANN-1219
1.711817.121

Fidelity® Small Cap Discovery Fund

Semi-Annual Report

October 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2019

% of fund's net assets
SYNNEX Corp.	4.6
First Citizens Bancshares, Inc. Class A	3.5
Hilton Grand Vacations, Inc.	3.3
j2 Global, Inc.	3.0
First Hawaiian, Inc.	2.9
Wienerberger AG	2.8
Enstar Group Ltd.	2.8
LGI Homes, Inc.	2.8
Aaron's, Inc. Class A	2.6
First American Financial Corp.	2.6
30.9

Top Five Market Sectors as of October 31, 2019

% of fund's net assets
Financials	22.9
Information Technology	15.5
Industrials	14.9
Consumer Discretionary	10.8
Real Estate	8.7

Asset Allocation (% of fund's net assets)

As of October 31, 2019*
Stocks	97.8%
Short-Term Investments and Net Other Assets (Liabilities)	2.2%

 * Foreign investments - 19.8%

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
COMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 0.1%
ATN International, Inc.	59,929	$3,549,595
Entertainment - 1.9%
Cinemark Holdings, Inc.	1,500,000	54,900,000
Media - 1.8%
Emerald Expositions Events, Inc. (a)	5,169,123	50,243,876

TOTAL COMMUNICATION SERVICES		108,693,471

CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.5%
Linamar Corp.	400,000	13,043,808
Hotels, Restaurants & Leisure - 3.3%
Hilton Grand Vacations, Inc. (b)	2,650,000	92,034,500
Household Durables - 4.4%
LGI Homes, Inc. (b)(c)	1,000,000	78,480,000
Taylor Morrison Home Corp. (b)	250,000	6,262,500
TRI Pointe Homes, Inc. (b)	2,500,000	39,350,000
		124,092,500
Specialty Retail - 2.6%
Aaron's, Inc. Class A	1,000,000	74,930,000

TOTAL CONSUMER DISCRETIONARY		304,100,808

CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 0.9%
BJ's Wholesale Club Holdings, Inc. (b)	984,500	26,286,150
Food Products - 1.1%
Inghams Group Ltd.(c)	10,000,000	21,409,160
Post Holdings, Inc. (b)	100,000	10,290,000
		31,699,160
Personal Products - 0.4%
BellRing Brands, Inc. Class A (b)	556,684	9,725,269

TOTAL CONSUMER STAPLES		67,710,579

ENERGY - 5.4%
Energy Equipment & Services - 3.9%
Apergy Corp. (b)	700,000	17,619,000
Oil States International, Inc. (b)	3,000,000	42,810,000
ShawCor Ltd. Class A (a)	5,000,000	50,337,863
		110,766,863
Oil, Gas & Consumable Fuels - 1.5%
Viper Energy Partners LP	1,750,000	42,122,500

TOTAL ENERGY		152,889,363

FINANCIALS - 22.9%
Banks - 13.6%
BOK Financial Corp.	600,000	46,290,000
Cullen/Frost Bankers, Inc.	550,000	49,544,000
First Citizens Bancshares, Inc.	75,000	36,894,000
First Citizens Bancshares, Inc. Class A (b)	200,000	98,384,000
First Hawaiian, Inc.	3,000,000	81,990,000
Hilltop Holdings, Inc.	2,400,000	56,064,000
Wintrust Financial Corp.	250,000	15,955,000
		385,121,000
Capital Markets - 1.8%
BrightSphere Investment Group, Inc.	3,000,000	29,460,000
Donnelley Financial Solutions, Inc. (b)	1,000,000	11,300,000
Morningstar, Inc.	56,820	9,195,749
		49,955,749
Diversified Financial Services - 1.6%
Cannae Holdings, Inc. (b)	1,500,000	43,800,000
Insurance - 5.9%
Amerisafe, Inc.	200,000	12,706,000
Enstar Group Ltd. (b)	400,000	80,360,000
First American Financial Corp.	1,200,000	74,136,000
		167,202,000

TOTAL FINANCIALS		646,078,749

HEALTH CARE - 8.0%
Health Care Equipment & Supplies - 2.1%
Envista Holdings Corp. (b)(c)	233,000	6,833,890
Hill-Rom Holdings, Inc.	500,000	52,345,000
		59,178,890
Health Care Providers & Services - 2.3%
Patterson Companies, Inc. (c)	1,000,000	17,130,000
Premier, Inc. (b)	1,500,000	48,870,000
		66,000,000
Life Sciences Tools & Services - 2.3%
Charles River Laboratories International, Inc. (b)	500,000	64,990,000
Pharmaceuticals - 1.3%
Prestige Brands Holdings, Inc. (b)	1,000,000	35,460,000

TOTAL HEALTH CARE		225,628,890

INDUSTRIALS - 14.9%
Aerospace & Defense - 1.8%
Ultra Electronics Holdings PLC	2,000,000	50,518,650
Airlines - 1.3%
Spirit Airlines, Inc. (b)	1,000,000	37,560,000
Commercial Services & Supplies - 5.5%
ABM Industries, Inc.	2,000,000	72,920,000
Cimpress NV (b)(c)	300,000	39,636,000
Knoll, Inc.	550,000	14,707,000
The Brink's Co.	316,459	26,886,357
		154,149,357
Construction & Engineering - 0.6%
Mirait Holdings Corp.	1,000,000	16,057,010
Electrical Equipment - 0.5%
Regal Beloit Corp.	200,000	14,810,000
Machinery - 0.7%
SPX Flow, Inc. (b)	6,890	311,979
THK Co. Ltd.	659,100	18,952,618
		19,264,597
Marine - 0.3%
MPC Container Ships ASA (b)	3,500,000	7,992,475
Professional Services - 2.3%
Capita Group PLC (b)	5,000,000	10,110,207
CBIZ, Inc. (b)	299,144	8,187,571
Intertrust NV (d)	2,500,000	47,511,780
		65,809,558
Trading Companies & Distributors - 1.9%
Beacon Roofing Supply, Inc. (b)	1,000,000	31,040,000
Diploma PLC	200,000	4,142,529
Fortress Transportation & Infrastructure Investors LLC	500,000	7,925,000
MRC Global, Inc. (b)	1,000,000	11,360,000
		54,467,529

TOTAL INDUSTRIALS		420,629,176

INFORMATION TECHNOLOGY - 15.5%
Electronic Equipment & Components - 7.2%
Flextronics International Ltd. (b)	2,000,000	23,500,000
Insight Enterprises, Inc. (b)	642,081	39,410,932
SYNNEX Corp.	1,100,000	129,514,000
TTM Technologies, Inc. (b)	1,000,000	11,710,000
		204,134,932
IT Services - 1.0%
International Money Express, Inc. (b)	750,000	11,490,000
Tucows, Inc. (b)(c)	300,000	16,662,000
		28,152,000
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Energy Industries, Inc. (b)	750,000	44,325,000
ON Semiconductor Corp. (b)	1,750,000	35,700,000
		80,025,000
Software - 3.7%
Enghouse Systems Ltd.	300,000	8,739,655
Hansen Technologies Ltd.	4,535,692	10,613,636
j2 Global, Inc.	900,000	85,464,000
		104,817,291
Technology Hardware, Storage & Peripherals - 0.7%
Elecom Co. Ltd.	500,000	19,415,593

TOTAL INFORMATION TECHNOLOGY		436,544,816

MATERIALS - 5.2%
Chemicals - 1.9%
Valvoline, Inc.	2,500,000	53,350,000
Construction Materials - 3.3%
Eagle Materials, Inc.	150,000	13,701,000
Wienerberger AG	3,000,000	81,104,616
		94,805,616

TOTAL MATERIALS		148,155,616

REAL ESTATE - 8.7%
Equity Real Estate Investment Trusts (REITs) - 5.0%
Brookfield Property REIT, Inc. Class A	2,500,000	47,250,000
CareTrust (REIT), Inc.	250,000	6,060,000
Corporate Office Properties Trust (SBI)	2,500,000	74,100,000
Taubman Centers, Inc.	400,000	14,312,000
		141,722,000
Real Estate Management & Development - 3.7%
Cushman & Wakefield PLC (b)(c)	3,250,000	60,612,500
Jones Lang LaSalle, Inc.	300,000	43,956,000
		104,568,500

TOTAL REAL ESTATE		246,290,500

UTILITIES - 0.2%
Electric Utilities - 0.2%
Portland General Electric Co.	100,000	5,688,000
TOTAL COMMON STOCKS
(Cost $2,462,459,192)		2,762,409,968

Money Market Funds - 5.2%
Fidelity Cash Central Fund 1.83% (e)	62,104,545	62,116,966
Fidelity Securities Lending Cash Central Fund 1.84% (e)(f)	83,444,008	83,452,352
TOTAL MONEY MARKET FUNDS
(Cost $145,569,318)		145,569,318
TOTAL INVESTMENT IN SECURITIES - 103.0%
(Cost $2,608,028,510)		2,907,979,286
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(85,039,662)
NET ASSETS - 100%		$2,822,939,624

Legend

 (a) Affiliated company

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $47,511,780 or 1.7% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$586,434
Fidelity Securities Lending Cash Central Fund	160,341
Total	$746,775

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Emerald Expositions Events, Inc.	$84,300,000	$--	$9,155,982	$844,775	$(8,773,569)	$(16,126,573)	$50,243,876
LGI Homes, Inc.	83,172,000	--	17,432,193	--	7,387,570	5,352,623	--
Presidio, Inc.	64,586,000	--	68,680,157	172,000	9,879,549	(5,785,392)	--
ShawCor Ltd. Class A	74,195,715	--	--	951,076	--	(23,857,852)	50,337,863
Total	$306,253,715	$--	$95,268,332	$1,967,851	$8,493,550	$(40,417,194)	$100,581,739

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$108,693,471	$108,693,471	$--	$--
Consumer Discretionary	304,100,808	304,100,808	--	--
Consumer Staples	67,710,579	46,301,419	21,409,160	--
Energy	152,889,363	152,889,363	--	--
Financials	646,078,749	646,078,749	--	--
Health Care	225,628,890	225,628,890	--	--
Industrials	420,629,176	385,619,548	35,009,628	--
Information Technology	436,544,816	406,515,587	30,029,229	--
Materials	148,155,616	148,155,616	--	--
Real Estate	246,290,500	246,290,500	--	--
Utilities	5,688,000	5,688,000	--	--
Money Market Funds	145,569,318	145,569,318	--	--
Total Investments in Securities:	$2,907,979,286	$2,821,531,269	$86,448,017	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.2%
United Kingdom	4.3%
Netherlands	3.1%
Austria	2.8%
Bermuda	2.8%
Canada	2.6%
Japan	2.0%
Australia	1.1%
Others (Individually Less Than 1%)	1.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $80,092,708) — See accompanying schedule: Unaffiliated issuers (cost $2,260,689,871)	$2,661,828,229
Fidelity Central Funds (cost $145,569,318)	145,569,318
Other affiliated issuers (cost $201,769,321)	100,581,739
Total Investment in Securities (cost $2,608,028,510)		$2,907,979,286
Receivable for investments sold		12,376,517
Receivable for fund shares sold		844,274
Dividends receivable		1,211,797
Distributions receivable from Fidelity Central Funds		123,930
Prepaid expenses		5,042
Other receivables		93,107
Total assets		2,922,633,953
Liabilities
Payable for investments purchased	$7,559,144
Payable for fund shares redeemed	7,064,247
Accrued management fee	1,062,752
Other affiliated payables	503,694
Other payables and accrued expenses	52,071
Collateral on securities loaned	83,452,421
Total liabilities		99,694,329
Net Assets		$2,822,939,624
Net Assets consist of:
Paid in capital		$2,385,929,614
Total accumulated earnings (loss)		437,010,010
Net Assets, for 122,214,947 shares outstanding		$2,822,939,624
Net Asset Value, offering price and redemption price per share ($2,822,939,624 ÷ 122,214,947 shares)		$23.10

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2019 (Unaudited)
Investment Income
Dividends (including $1,967,851 earned from other affiliated issuers)		$20,970,298
Interest		35
Income from Fidelity Central Funds (including $160,341 from security lending)		746,775
Total income		21,717,108
Expenses
Management fee
Basic fee	$9,649,079
Performance adjustment	(3,828,365)
Transfer agent fees	2,542,080
Accounting fees	415,463
Custodian fees and expenses	13,268
Independent trustees' fees and expenses	8,185
Registration fees	52,725
Audit	27,021
Legal	4,048
Miscellaneous	11,992
Total expenses before reductions	8,895,496
Expense reductions	(87,733)
Total expenses after reductions		8,807,763
Net investment income (loss)		12,909,345
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	112,118,356
Fidelity Central Funds	390
Other affiliated issuers	8,493,550
Foreign currency transactions	(113,944)
Total net realized gain (loss)		120,498,352
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(91,648,153)
Affiliated issuers	(40,417,194)
Assets and liabilities in foreign currencies	(16,047)
Total change in net unrealized appreciation (depreciation)		(132,081,394)
Net gain (loss)		(11,583,042)
Net increase (decrease) in net assets resulting from operations		$1,326,303

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2019 (Unaudited)	Year ended April 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,909,345	$47,148,852
Net realized gain (loss)	120,498,352	504,932,262
Change in net unrealized appreciation (depreciation)	(132,081,394)	(447,462,284)
Net increase (decrease) in net assets resulting from operations	1,326,303	104,618,830
Distributions to shareholders	(68,190,644)	(995,959,068)
Share transactions
Proceeds from sales of shares	191,274,794	242,716,170
Reinvestment of distributions	64,193,889	930,559,253
Cost of shares redeemed	(384,690,038)	(1,770,361,701)
Net increase (decrease) in net assets resulting from share transactions	(129,221,355)	(597,086,278)
Total increase (decrease) in net assets	(196,085,696)	(1,488,426,516)
Net Assets
Beginning of period	3,019,025,320	4,507,451,836
End of period	$2,822,939,624	$3,019,025,320
Other Information
Shares
Sold	8,603,169	9,871,392
Issued in reinvestment of distributions	2,966,446	38,988,158
Redeemed	(17,275,789)	(73,162,041)
Net increase (decrease)	(5,706,174)	(24,302,491)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Discovery Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$23.60	$29.61	$32.05	$27.81	$30.62	$30.77
Income from Investment Operations
Net investment income (loss)A	.10	.32B	.19	.20	.15	.11
Net realized and unrealized gain (loss)	(.05)	.68	1.53	4.18	(.99)	3.00
Total from investment operations	.05	1.00	1.72	4.38	(.84)	3.11
Distributions from net investment income	(.07)	(.22)	(.19)	(.14)	(.15)	(.08)
Distributions from net realized gain	(.48)	(6.78)	(3.97)	–	(1.82)	(3.18)
Total distributions	(.55)	(7.01)C	(4.16)	(.14)	(1.97)	(3.26)
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	–D
Net asset value, end of period	$23.10	$23.60	$29.61	$32.05	$27.81	$30.62
Total ReturnE,F	.35%	4.96%	5.46%	15.76%	(2.94)%	10.62%
Ratios to Average Net AssetsG,H
Expenses before reductions	.63%I	.61%	.69%	.87%	1.01%	1.06%
Expenses net of fee waivers, if any	.63%I	.61%	.69%	.87%	1.01%	1.06%
Expenses net of all reductions	.63%I	.60%	.68%	.87%	1.00%	1.05%
Net investment income (loss)	.92%I	1.29%B	.61%	.66%	.53%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$2,822,940	$3,019,025	$4,507,452	$5,632,973	$5,330,816	$6,052,079
Portfolio turnover rate	48%I	32%	41%	18%	25%	13%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.05%.

 C Total distributions of $7.01 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $6.783 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2019

1. Organization.

Fidelity Small Cap Discovery Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is closed to new accounts with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnership and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$575,732,821
Gross unrealized depreciation	(275,973,386)
Net unrealized appreciation (depreciation)	$299,759,435
Tax cost	$2,608,219,851

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $666,291,973 and $848,616,178, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .41% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $42,568 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,479 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $849,762. Total fees paid by the Fund to NFS, as lending agent, amounted to $4,004. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $379 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $75,517 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $12,216.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 to October 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During Period-B May 1, 2019 to October 31, 2019
Actual	.63%	$1,000.00	$1,003.50	$3.17
Hypothetical-C		$1,000.00	$1,021.97	$3.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

SMR-SANN-1219
1.749363.119

Fidelity® Series Small Cap Discovery Fund

Semi-Annual Report

October 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2019

% of fund's net assets
SYNNEX Corp.	4.3
First Citizens Bancshares, Inc.	4.1
Hilton Grand Vacations, Inc.	3.2
j2 Global, Inc.	3.2
ABM Industries, Inc.	3.0
First American Financial Corp.	2.9
BOK Financial Corp.	2.8
LGI Homes, Inc.	2.8
First Hawaiian, Inc.	2.7
Computer Services, Inc.	2.7
31.7

Top Five Market Sectors as of October 31, 2019

% of fund's net assets
Financials	21.8
Information Technology	18.2
Industrials	15.9
Consumer Discretionary	10.0
Real Estate	9.5

Asset Allocation (% of fund's net assets)

As of October 31, 2019*
Stocks	99.0%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

 * Foreign investments - 15.1%

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
COMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 0.1%
ATN International, Inc.	19,905	$1,178,973
Entertainment - 2.2%
Cinemark Holdings, Inc. (a)	900,000	32,940,000
Media - 1.7%
Emerald Expositions Events, Inc.	2,585,821	25,134,180

TOTAL COMMUNICATION SERVICES		59,253,153

CONSUMER DISCRETIONARY - 10.0%
Diversified Consumer Services - 0.3%
Career Education Corp. (b)	300,000	4,248,000
Hotels, Restaurants & Leisure - 3.2%
Hilton Grand Vacations, Inc. (b)	1,400,000	48,622,000
Household Durables - 4.0%
LGI Homes, Inc. (a)(b)	525,000	41,202,000
TRI Pointe Homes, Inc. (b)	1,150,000	18,101,000
		59,303,000
Specialty Retail - 2.5%
Aaron's, Inc. Class A	500,000	37,465,000

TOTAL CONSUMER DISCRETIONARY		149,638,000

CONSUMER STAPLES - 2.8%
Food & Staples Retailing - 0.9%
BJ's Wholesale Club Holdings, Inc. (b)	496,900	13,267,230
Food Products - 1.6%
Inghams Group Ltd. (a)	4,000,000	8,563,664
Post Holdings, Inc. (b)	150,000	15,435,000
		23,998,664
Personal Products - 0.3%
BellRing Brands, Inc. Class A (a)(b)	296,400	5,178,108

TOTAL CONSUMER STAPLES		42,444,002

ENERGY - 4.4%
Energy Equipment & Services - 3.2%
Apergy Corp. (b)	400,000	10,068,000
Oil States International, Inc. (b)	1,500,000	21,405,000
ShawCor Ltd. Class A	1,051,745	10,588,519
Total Energy Services, Inc.	1,443,630	6,159,897
		48,221,416
Oil, Gas & Consumable Fuels - 1.2%
Viper Energy Partners LP	750,000	18,052,500

TOTAL ENERGY		66,273,916

FINANCIALS - 21.8%
Banks - 13.4%
Associated Banc-Corp.	200,000	4,022,000
BOK Financial Corp.	550,000	42,432,500
Cullen/Frost Bankers, Inc. (a)	250,000	22,520,000
First Citizens Bancshares, Inc.	125,000	61,490,000
First Hawaiian, Inc.	1,500,000	40,995,000
Hilltop Holdings, Inc.	600,000	14,016,000
Wintrust Financial Corp.	250,000	15,955,000
		201,430,500
Capital Markets - 1.5%
BrightSphere Investment Group, Inc.	2,220,700	21,807,274
Consumer Finance - 1.4%
First Cash Financial Services, Inc.	250,000	21,097,500
Diversified Financial Services - 1.9%
Cannae Holdings, Inc. (b)	1,000,000	29,200,000
Insurance - 3.6%
Enstar Group Ltd. (b)	50,000	10,045,000
First American Financial Corp.	700,000	43,246,000
		53,291,000

TOTAL FINANCIALS		326,826,274

HEALTH CARE - 7.8%
Health Care Equipment & Supplies - 2.3%
Envista Holdings Corp. (a)(b)	125,000	3,666,250
Hill-Rom Holdings, Inc.	300,000	31,407,000
		35,073,250
Health Care Providers & Services - 2.1%
Patterson Companies, Inc. (a)	500,000	8,565,000
Premier, Inc. (b)	700,000	22,806,000
		31,371,000
Life Sciences Tools & Services - 2.2%
Charles River Laboratories International, Inc. (b)	250,000	32,495,000
Pharmaceuticals - 1.2%
Prestige Brands Holdings, Inc. (b)	500,000	17,730,000

TOTAL HEALTH CARE		116,669,250

INDUSTRIALS - 15.9%
Aerospace & Defense - 1.5%
Ultra Electronics Holdings PLC	900,000	22,733,392
Airlines - 1.5%
Spirit Airlines, Inc. (b)	600,000	22,536,000
Commercial Services & Supplies - 6.9%
ABM Industries, Inc.	1,250,000	45,575,000
Cimpress NV (a)(b)	150,000	19,818,000
Knoll, Inc.	870,125	23,267,143
The Brink's Co.	167,602	14,239,466
		102,899,609
Construction & Engineering - 0.5%
Mirait Holdings Corp.	500,000	8,028,505
Electrical Equipment - 0.8%
Regal Beloit Corp.	150,000	11,107,500
Machinery - 0.5%
SPX Flow, Inc. (b)	3,500	158,480
THK Co. Ltd.	263,600	7,579,897
		7,738,377
Marine - 0.3%
MPC Container Ships ASA (a)(b)	2,000,000	4,567,129
Professional Services - 2.0%
Capita Group PLC (b)	5,000,000	10,110,207
Intertrust NV (c)	1,000,000	19,004,712
		29,114,919
Trading Companies & Distributors - 1.9%
Beacon Roofing Supply, Inc. (b)	600,000	18,624,000
Fortress Transportation & Infrastructure Investors LLC	150,000	2,377,500
MRC Global, Inc. (b)	686,687	7,800,764
		28,802,264

TOTAL INDUSTRIALS		237,527,695

INFORMATION TECHNOLOGY - 18.2%
Electronic Equipment & Components - 7.3%
Flextronics International Ltd. (b)	1,500,000	17,625,000
Insight Enterprises, Inc. (b)	250,000	15,345,000
SYNNEX Corp.	550,000	64,757,000
TTM Technologies, Inc. (b)	1,000,000	11,710,000
		109,437,000
IT Services - 3.4%
Computer Services, Inc.	900,000	40,500,000
International Money Express, Inc. (b)	103,700	1,588,684
Tucows, Inc. (a)(b)	150,000	8,331,000
		50,419,684
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Energy Industries, Inc. (b)	400,000	23,640,000
ON Semiconductor Corp. (b)	1,000,000	20,400,000
		44,040,000
Software - 4.0%
Enghouse Systems Ltd.	250,000	7,283,046
Hansen Technologies Ltd.	1,990,184	4,657,082
j2 Global, Inc.	500,000	47,480,000
		59,420,128
Technology Hardware, Storage & Peripherals - 0.6%
Elecom Co. Ltd.	250,000	9,707,797

TOTAL INFORMATION TECHNOLOGY		273,024,609

MATERIALS - 4.6%
Chemicals - 2.0%
Valvoline, Inc.	1,400,000	29,876,000
Construction Materials - 2.6%
Eagle Materials, Inc.	125,000	11,417,500
Wienerberger AG	1,000,000	27,034,872
		38,452,372

TOTAL MATERIALS		68,328,372

REAL ESTATE - 9.5%
Equity Real Estate Investment Trusts (REITs) - 5.4%
Brookfield Property REIT, Inc. Class A	1,500,000	28,350,000
CareTrust (REIT), Inc.	500,000	12,120,000
Corporate Office Properties Trust (SBI)	1,250,000	37,050,000
Taubman Centers, Inc.	100,000	3,578,000
		81,098,000
Real Estate Management & Development - 4.1%
Cushman & Wakefield PLC (b)	1,750,000	32,637,500
Jones Lang LaSalle, Inc.	200,000	29,304,000
		61,941,500

TOTAL REAL ESTATE		143,039,500

TOTAL COMMON STOCKS
(Cost $1,308,821,108)		1,483,024,771

Money Market Funds - 5.6%
Fidelity Cash Central Fund 1.83% (d)	7,597,720	7,599,239
Fidelity Securities Lending Cash Central Fund 1.84% (d)(e)	76,029,720	76,037,323
TOTAL MONEY MARKET FUNDS
(Cost $83,636,562)		83,636,562
TOTAL INVESTMENT IN SECURITIES - 104.6%
(Cost $1,392,457,670)		1,566,661,333
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(69,327,732)
NET ASSETS - 100%		$1,497,333,601

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,004,712 or 1.3% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$282,907
Fidelity Securities Lending Cash Central Fund	99,245
Total	$382,152

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$59,253,153	$59,253,153	$--	$--
Consumer Discretionary	149,638,000	149,638,000	--	--
Consumer Staples	42,444,002	33,880,338	8,563,664	--
Energy	66,273,916	66,273,916	--	--
Financials	326,826,274	326,826,274	--	--
Health Care	116,669,250	116,669,250	--	--
Industrials	237,527,695	221,919,293	15,608,402	--
Information Technology	273,024,609	258,659,730	14,364,879	--
Materials	68,328,372	68,328,372	--	--
Real Estate	143,039,500	143,039,500	--	--
Money Market Funds	83,636,562	83,636,562	--	--
Total Investments in Securities:	$1,566,661,333	$1,528,124,388	$38,536,945	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.9%
United Kingdom	4.4%
Netherlands	2.6%
Austria	1.8%
Japan	1.6%
Canada	1.6%
Singapore	1.2%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $73,680,154) — See accompanying schedule: Unaffiliated issuers (cost $1,308,821,108)	$1,483,024,771
Fidelity Central Funds (cost $83,636,562)	83,636,562
Total Investment in Securities (cost $1,392,457,670)		$1,566,661,333
Foreign currency held at value (cost $56,171)		56,171
Receivable for investments sold		8,057,058
Receivable for fund shares sold		23,631,854
Dividends receivable		548,960
Distributions receivable from Fidelity Central Funds		35,037
Total assets		1,598,990,413
Liabilities
Payable for investments purchased	$2,826,262
Payable for fund shares redeemed	22,783,498
Other payables and accrued expenses	11,408
Collateral on securities loaned	76,035,644
Total liabilities		101,656,812
Net Assets		$1,497,333,601
Net Assets consist of:
Paid in capital		$1,260,780,270
Total accumulated earnings (loss)		236,553,331
Net Assets, for 129,978,778 shares outstanding		$1,497,333,601
Net Asset Value, offering price and redemption price per share ($1,497,333,601 ÷ 129,978,778 shares)		$11.52

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2019 (Unaudited)
Investment Income
Dividends		$11,792,293
Income from Fidelity Central Funds (including $99,245 from security lending)		382,152
Total income		12,174,445
Expenses
Custodian fees and expenses	$8,720
Independent trustees' fees and expenses	4,636
Interest	375
Commitment fees	1,982
Total expenses before reductions	15,713
Expense reductions	(321)
Total expenses after reductions		15,392
Net investment income (loss)		12,159,053
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	66,475,621
Fidelity Central Funds	1,609
Foreign currency transactions	(34,772)
Total net realized gain (loss)		66,442,458
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(72,631,393)
Fidelity Central Funds	(346)
Assets and liabilities in foreign currencies	(4,594)
Total change in net unrealized appreciation (depreciation)		(72,636,333)
Net gain (loss)		(6,193,875)
Net increase (decrease) in net assets resulting from operations		$5,965,178

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2019 (Unaudited)	Year ended April 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,159,053	$29,114,366
Net realized gain (loss)	66,442,458	98,000,880
Change in net unrealized appreciation (depreciation)	(72,636,333)	(1,608,690)
Net increase (decrease) in net assets resulting from operations	5,965,178	125,506,556
Distributions to shareholders	(36,525,856)	(208,936,940)
Share transactions
Proceeds from sales of shares	70,896,485	112,274,438
Reinvestment of distributions	36,525,856	208,936,940
Cost of shares redeemed	(287,025,568)	(244,737,253)
Net increase (decrease) in net assets resulting from share transactions	(179,603,227)	76,474,125
Total increase (decrease) in net assets	(210,163,905)	(6,956,259)
Net Assets
Beginning of period	1,707,497,506	1,714,453,765
End of period	$1,497,333,601	$1,707,497,506
Other Information
Shares
Sold	6,314,320	9,823,635
Issued in reinvestment of distributions	3,385,158	19,135,616
Redeemed	(25,688,636)	(21,277,858)
Net increase (decrease)	(15,989,158)	7,681,393

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Small Cap Discovery Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.70	$12.40	$11.69	$10.16	$11.23	$10.16
Income from Investment Operations
Net investment income (loss)A	.09	.20B	.14	.09C	.03	.02
Net realized and unrealized gain (loss)	(.02)	.59	.71	1.49	(.54)	1.28
Total from investment operations	.07	.79	.85	1.58	(.51)	1.30
Distributions from net investment income	(.06)	(.19)	(.14)	(.05)	(.02)	(.02)
Distributions from net realized gain	(.20)	(1.30)	–	–	(.54)	(.21)
Total distributions	(.25)D	(1.49)	(.14)	(.05)	(.56)	(.23)
Net asset value, end of period	$11.52	$11.70	$12.40	$11.69	$10.16	$11.23
Total ReturnE,F	.76%	7.68%	7.33%	15.60%	(4.82)%	12.92%
Ratios to Average Net AssetsG,H
Expenses before reductions	- %I,J	- %J	.06%	.87%	.96%	.97%
Expenses net of fee waivers, if any	- %I,J	- %J	.06%	.87%	.96%	.97%
Expenses net of all reductions	- %I,J	- %J	.05%	.86%	.95%	.97%
Net investment income (loss)	1.53%I	1.73%B	1.15%	.80%C	.29%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$1,497,334	$1,707,498	$1,714,454	$652,818	$614,362	$659,747
Portfolio turnover rateK	43%I	41%	44%	24%	35%	28%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.54%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.195 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2019

1. Organization.

Fidelity Series Small Cap Discovery Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$285,985,458
Gross unrealized depreciation	(111,796,721)
Net unrealized appreciation (depreciation)	$174,188,737
Tax cost	$1,392,472,596

The Fund elected to defer to its next fiscal year approximately $16,157,292 of capital losses recognized during the period November 1, 2018 to April 30, 2019.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities aggregated $336,257,627 and $527,673,721, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $23,249 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$5,309,000	2.54%	$375

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,982 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $449,874. Total fees paid by the Fund to NFS, as lending agent, amounted to $3,455. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $114 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $321.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 to October 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During Period-B May 1, 2019 to October 31, 2019
Actual	- % -C	$1,000.00	$1,007.60	$- -D
Hypothetical-E		$1,000.00	$1,025.14	$- -D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

XS4-SANN-1219
1.968032.105

Fidelity® Event Driven Opportunities Fund

Semi-Annual Report

October 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2019

% of fund's net assets
SPDR Portfolio Total Stock Market ETF	8.2
Zagg, Inc.	6.8
Arcosa, Inc.	6.7
iShares Russell 3000 ETF	6.6
IAA Spinco, Inc.	6.1
Black Knight, Inc.	5.9
Frontdoor, Inc.	5.8
XLMedia PLC	4.4
Ollie's Bargain Outlet Holdings, Inc.	4.3
Alcon, Inc.	3.8
58.6

Top Five Market Sectors as of October 31, 2019

% of fund's net assets
Consumer Discretionary	31.5
Industrials	15.9
Information Technology	14.6
Communication Services	8.5
Health Care	3.8

Asset Allocation (% of fund's net assets)

As of October 31, 2019 *
Stocks, Investment Companies and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 27.8%

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 76.5%
	Shares	Value
COMMUNICATION SERVICES - 8.5%
Interactive Media & Services - 7.0%
Adevinta ASA Class B	285,332	$3,257,870
XLMedia PLC	7,793,400	5,476,635
		8,734,505
Media - 1.5%
Nordic Entertainment Group AB Class B	55,900	1,586,275
Reach PLC	227,802	290,362
		1,876,637

TOTAL COMMUNICATION SERVICES		10,611,142

CONSUMER DISCRETIONARY - 31.5%
Automobiles - 0.0%
Fiat Chrysler Automobiles NV	1,500	22,980
Diversified Consumer Services - 5.8%
Frontdoor, Inc. (a)	149,800	7,224,854
Hotels, Restaurants & Leisure - 2.3%
Melco International Development Ltd.	8,000	21,203
Wyndham Hotels & Resorts, Inc.	52,906	2,855,337
		2,876,540
Household Durables - 6.8%
Zagg, Inc. (a)(b)	1,148,237	8,462,507
Internet & Direct Marketing Retail - 6.8%
AO World PLC (a)(b)	5,297,726	4,323,318
Ocado Group PLC (a)	800	13,772
Pinduoduo, Inc. ADR (a)	900	36,792
Prosus NV (a)	42,300	2,916,966
Secoo Holding Ltd. ADR (a)(b)	201,000	1,208,010
Zooplus AG (a)	165	18,034
		8,516,892
Multiline Retail - 4.3%
Ollie's Bargain Outlet Holdings, Inc. (a)	84,900	5,423,412
Specialty Retail - 3.8%
Five Below, Inc. (a)	100	12,511
Floor & Decor Holdings, Inc. Class A (a)	103,900	4,761,737
		4,774,248
Textiles, Apparel & Luxury Goods - 1.7%
Kontoor Brands, Inc.	20,800	790,400
Mavi Jeans Class B (a)(c)	2,000	16,148
Puma AG	17,000	1,278,859
		2,085,407

TOTAL CONSUMER DISCRETIONARY		39,386,840

CONSUMER STAPLES - 1.7%
Food & Staples Retailing - 0.1%
Avenue Supermarts Ltd. (a)(c)	2,161	60,635
Grocery Outlet Holding Corp.	400	12,760
		73,395
Food Products - 1.6%
Kaveri Seed Co. Ltd.	271,371	2,000,902
Ulker Biskuvi Sanayi A/S	5,000	16,083
		2,016,985
Personal Products - 0.0%
Avon Products, Inc. (a)	3,000	12,870

TOTAL CONSUMER STAPLES		2,103,250

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Exterran Corp. (a)	1,626	20,601
FINANCIALS - 0.1%
Capital Markets - 0.1%
Interactive Brokers Group, Inc.	700	33,285
Insurance - 0.0%
Brighthouse Financial, Inc. (a)	448	16,916
Trupanion, Inc. (a)	500	11,850
		28,766

TOTAL FINANCIALS		62,051

HEALTH CARE - 3.8%
Health Care Equipment & Supplies - 3.8%
Alcon, Inc. (a)	80,679	4,781,844
Health Care Providers & Services - 0.0%
Covetrus, Inc. (a)	600	5,949
Pharmaceuticals - 0.0%
Elanco Animal Health, Inc. (a)	490	13,240

TOTAL HEALTH CARE		4,801,033

INDUSTRIALS - 15.9%
Airlines - 0.1%
AirAsia Group BHD	42,300	19,313
Ryanair Holdings PLC sponsored ADR (a)	500	37,320
Wizz Air Holdings PLC (a)(c)	1,361	67,240
		123,873
Commercial Services & Supplies - 6.1%
IAA Spinco, Inc. (a)	201,300	7,679,595
Construction & Engineering - 6.7%
Arcosa, Inc.	218,919	8,408,679
Argan, Inc.	300	11,355
		8,420,034
Electrical Equipment - 0.1%
GrafTech International Ltd. (b)	12,100	146,168
Professional Services - 2.9%
Gordon Dadds Group PLC (d)	2,288,773	3,602,186

TOTAL INDUSTRIALS		19,971,856

INFORMATION TECHNOLOGY - 14.6%
Electronic Equipment & Components - 0.0%
PAX Global Technology Ltd.	39,000	17,042
IT Services - 11.9%
Black Knight, Inc. (a)	114,207	7,332,089
Global Dominion Access SA (a)(c)	787,967	3,304,362
Nice Information & Telecom, Inc.	500	13,330
Perspecta, Inc.	161,998	4,299,427
Unisys Corp. (a)	2,000	20,520
		14,969,728
Software - 1.2%
AppFolio, Inc. (a)	14,300	1,390,389
Avalara, Inc. (a)	200	14,200
Micro Focus International PLC sponsored ADR	1,939	26,603
Workiva, Inc. (a)	300	12,501
Xero Ltd. (a)	328	15,558
		1,459,251
Technology Hardware, Storage & Peripherals - 1.5%
Super Micro Computer, Inc. (a)	88,700	1,834,316

TOTAL INFORMATION TECHNOLOGY		18,280,337

MATERIALS - 0.0%
Chemicals - 0.0%
The Chemours Co. LLC	800	13,128
Construction Materials - 0.0%
West China Cement Ltd.	168,000	26,919

TOTAL MATERIALS		40,047

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
CorePoint Lodging, Inc.	1,311	12,913
JBG SMITH Properties	1,089	43,843
Reysas Gayrimenkul Yatirim Ortakligi A/S (a)	1,363,759	393,581
		450,337
Real Estate Management & Development - 0.0%
Midland Holdings Ltd. (a)	16,000	2,485
Sunteck Realty Ltd. (a)	2,140	12,509
		14,994

TOTAL REAL ESTATE		465,331

TOTAL COMMON STOCKS
(Cost $93,987,039)		95,742,488

Investment Companies - 14.8%
iShares Russell 3000 ETF	46,400	8,236,000
SPDR Portfolio Total Stock Market ETF	275,300	10,334,762
TOTAL INVESTMENT COMPANIES
(Cost $16,094,948)		18,570,762
	Principal Amount	Value

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 1.63% to 2.01% 11/7/19 to 1/16/20 (e)
(Cost $489,322)	490,000	489,451
	Shares	Value

Money Market Funds - 13.9%
Fidelity Cash Central Fund 1.83% (f)	10,667,041	$10,669,174
Fidelity Securities Lending Cash Central Fund 1.84% (f)(g)	6,779,198	6,779,876
TOTAL MONEY MARKET FUNDS
(Cost $17,449,050)		17,449,050
TOTAL INVESTMENT IN SECURITIES - 105.6%
(Cost $128,020,359)		132,251,751
NET OTHER ASSETS (LIABILITIES) - (5.6)%		(7,027,872)
NET ASSETS - 100%		$125,223,879

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	19	Dec. 2019	$1,485,230	$(17,052)	$(17,052)
CME E-mini S&P 500 Index Contracts (United States)	61	Dec. 2019	9,259,190	67,044	67,044
TOTAL FUTURES CONTRACTS					$49,992

The notional amount of futures purchased as a percentage of Net Assets is 8.6%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,448,385 or 2.8% of net assets.

 (d) Affiliated company

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $489,451.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$107,101
Fidelity Securities Lending Cash Central Fund	27,890
Total	$134,991

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Gordon Dadds Group PLC	$--	$4,294,175	$--	$111,509	$--	$(691,989)	$3,602,186
Total	$--	$4,294,175	$--	$111,509	$--	$(691,989)	$3,602,186

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$10,611,142	$10,611,142	$--	$--
Consumer Discretionary	39,386,840	39,365,637	21,203	--
Consumer Staples	2,103,250	41,713	2,061,537	--
Energy	20,601	20,601	--	--
Financials	62,051	62,051	--	--
Health Care	4,801,033	4,801,033	--	--
Industrials	19,971,856	19,952,543	19,313	--
Information Technology	18,280,337	18,247,737	32,600	--
Materials	40,047	13,128	26,919	--
Real Estate	465,331	450,337	14,994	--
Investment Companies	18,570,762	18,570,762	--	--
U.S. Government and Government Agency Obligations	489,451	--	489,451	--
Money Market Funds	17,449,050	17,449,050	--	--
Total Investments in Securities:	$132,251,751	$129,585,734	$2,666,017	$--
Derivative Instruments:
Assets
Futures Contracts	$67,044	$67,044	$--	$--
Total Assets	$67,044	$67,044	$--	$--
Liabilities
Futures Contracts	$(17,052)	$(17,052)	$--	$--
Total Liabilities	$(17,052)	$(17,052)	$--	$--
Total Derivative Instruments:	$49,992	$49,992	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$67,044	$(17,052)
Total Equity Risk	67,044	(17,052)
Total Value of Derivatives	$67,044	$(17,052)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	72.2%
United Kingdom	6.7%
Bailiwick of Jersey	4.5%
Switzerland	3.8%
Spain	2.6%
Norway	2.6%
Netherlands	2.3%
India	1.7%
Sweden	1.3%
Germany	1.0%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	0.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,588,976) — See accompanying schedule: Unaffiliated issuers (cost $106,277,134)	$111,200,515
Fidelity Central Funds (cost $17,449,050)	17,449,050
Other affiliated issuers (cost $4,294,175)	3,602,186
Total Investment in Securities (cost $128,020,359)		$132,251,751
Receivable for investments sold		284,491
Receivable for fund shares sold		11,996
Dividends receivable		245,961
Distributions receivable from Fidelity Central Funds		25,055
Prepaid expenses		298
Other receivables		14,660
Total assets		132,834,212
Liabilities
Payable for investments purchased	$405,467
Payable for fund shares redeemed	223,078
Accrued management fee	59,478
Payable for daily variation margin on futures contracts	47,050
Other affiliated payables	27,995
Other payables and accrued expenses	70,435
Collateral on securities loaned	6,776,830
Total liabilities		7,610,333
Net Assets		$125,223,879
Net Assets consist of:
Paid in capital		$186,159,989
Total accumulated earnings (loss)		(60,936,110)
Net Assets, for 12,209,176 shares outstanding		$125,223,879
Net Asset Value, offering price and redemption price per share ($125,223,879 ÷ 12,209,176 shares)		$10.26

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2019 (Unaudited)
Investment Income
Dividends (including $111,509 earned from other affiliated issuers)		$984,737
Interest		4,521
Income from Fidelity Central Funds (including $27,890 from security lending)		134,991
Total income		1,124,249
Expenses
Management fee
Basic fee	$625,977
Performance adjustment	(166,876)
Transfer agent fees	155,434
Accounting fees	29,136
Custodian fees and expenses	9,392
Independent trustees' fees and expenses	494
Registration fees	8,136
Audit	18,777
Legal	944
Miscellaneous	673
Total expenses before reductions	682,087
Expense reductions	(17,861)
Total expenses after reductions		664,226
Net investment income (loss)		460,023
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $62,034)	(25,932,742)
Fidelity Central Funds	2,144
Foreign currency transactions	11,009
Futures contracts	380,510
Total net realized gain (loss)		(25,539,079)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $19,580)	12,271,280
Fidelity Central Funds	(1,778)
Other affiliated issuers	(691,989)
Assets and liabilities in foreign currencies	(1,339)
Futures contracts	(165,843)
Total change in net unrealized appreciation (depreciation)		11,410,331
Net gain (loss)		(14,128,748)
Net increase (decrease) in net assets resulting from operations		$(13,668,725)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2019 (Unaudited)	Year ended April 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$460,023	$1,429,295
Net realized gain (loss)	(25,539,079)	(22,066,181)
Change in net unrealized appreciation (depreciation)	11,410,331	(45,072,900)
Net increase (decrease) in net assets resulting from operations	(13,668,725)	(65,709,786)
Distributions to shareholders	–	(25,036,824)
Share transactions
Proceeds from sales of shares	3,721,207	74,303,972
Reinvestment of distributions	–	23,439,538
Cost of shares redeemed	(56,233,014)	(281,846,432)
Net increase (decrease) in net assets resulting from share transactions	(52,511,807)	(184,102,922)
Total increase (decrease) in net assets	(66,180,532)	(274,849,532)
Net Assets
Beginning of period	191,404,411	466,253,943
End of period	$125,223,879	$191,404,411
Other Information
Shares
Sold	355,454	5,376,777
Issued in reinvestment of distributions	–	1,928,191
Redeemed	(5,301,065)	(22,783,133)
Net increase (decrease)	(4,945,611)	(15,478,165)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Event Driven Opportunities Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.16	$14.29	$13.93	$11.04	$11.36	$10.57
Income from Investment Operations
Net investment income (loss)A	.03	.05	.01	–B	.14C	.06
Net realized and unrealized gain (loss)	(.93)	(2.29)	1.71	3.12	(.35)D	.95E
Total from investment operations	(.90)	(2.24)	1.72	3.12	(.21)	1.01
Distributions from net investment income	–	(.07)	(.01)	(.09)F	(.06)	(.06)
Distributions from net realized gain	–	(.82)	(1.35)	(.14)F	(.05)	(.16)
Total distributions	–	(.89)	(1.36)	(.23)	(.11)	(.22)
Net asset value, end of period	$10.26	$11.16	$14.29	$13.93	$11.04	$11.36
Total ReturnG,H	(8.06)%	(15.98)%	12.89%	28.57%	(1.89)%D	9.64%E
Ratios to Average Net AssetsI,J
Expenses before reductions	.91%K	1.05%	1.12%	1.11%	1.06%	1.13%
Expenses net of fee waivers, if any	.91%K	1.05%	1.12%	1.11%	1.06%	1.13%
Expenses net of all reductions	.89%K	1.03%	1.10%	1.10%	1.04%	1.12%
Net investment income (loss)	.61%K	.40%	.07%	.01%	1.31%C	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$125,224	$191,404	$466,254	$355,392	$168,612	$193,389
Portfolio turnover rateL	127%K	95%	89%	117%	111%	119%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .82%.

 D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (1.92)%.

 E Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 9.57%.

 F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2019

1. Organization.

Fidelity Event Driven Opportunities Fund (the Fund) is a non-diversified fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$11,855,354
Gross unrealized depreciation	(7,646,716)
Net unrealized appreciation (depreciation)	$4,208,638
Tax cost	$128,093,105

The Fund intends to elect to defer to its next fiscal year $682,153 of ordinary losses recognized during the period January 1, 2019 to April 30, 2019.

The Fund intends to elect to defer to its next fiscal year $38,655,675 of capital losses recognized during the period November 1, 2018 to April 30, 2019.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $89,988,769 and $144,701,778, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .10% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 3000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .61% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,333 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $199 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $781. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16,446 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's custody expenses by $324.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $1,091.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 to October 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During Period-B May 1, 2019 to October 31, 2019
Actual	.91%	$1,000.00	$919.40	$4.39
Hypothetical-C		$1,000.00	$1,020.56	$4.62

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

EDO-SANN-1219
1.9585359.105

Fidelity Advisor® Event Driven Opportunities Fund

Semi-Annual Report

October 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2019

% of fund's net assets
Zagg, Inc.	7.1
Arcosa, Inc.	7.0
iShares Russell 3000 ETF	6.5
SPDR Portfolio Total Stock Market ETF	6.4
Black Knight, Inc.	6.2
IAA Spinco, Inc.	6.1
Frontdoor, Inc.	5.7
Ollie's Bargain Outlet Holdings, Inc.	4.4
XLMedia PLC	4.4
Alcon, Inc.	4.0
57.8

Top Five Market Sectors as of October 31, 2019

% of fund's net assets
Consumer Discretionary	32.1
Industrials	16.1
Information Technology	15.0
Communication Services	8.5
Health Care	4.0

Asset Allocation (% of fund's net assets)

As of October 31, 2019 *
Stocks, Investment Companies and Equity Futures	98.9%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

 * Foreign investments - 28.7%

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 78.6%
	Shares	Value
COMMUNICATION SERVICES - 8.5%
Interactive Media & Services - 7.0%
Adevinta ASA Class B	28,084	$320,658
XLMedia PLC	775,500	544,965
		865,623
Media - 1.5%
Nordic Entertainment Group AB Class B	5,500	156,074
Reach PLC	22,000	28,042
		184,116

TOTAL COMMUNICATION SERVICES		1,049,739

CONSUMER DISCRETIONARY - 32.1%
Automobiles - 0.0%
Fiat Chrysler Automobiles NV	100	1,532
Diversified Consumer Services - 5.7%
Frontdoor, Inc. (a)	14,800	713,804
Hotels, Restaurants & Leisure - 2.4%
Melco International Development Ltd.	1,000	2,650
Wyndham Hotels & Resorts, Inc.	5,575	300,883
		303,533
Household Durables - 7.1%
Zagg, Inc. (a)(b)	119,440	880,271
Internet & Direct Marketing Retail - 7.0%
AO World PLC (a)(b)	526,564	429,713
Ocado Group PLC (a)	134	2,307
Pinduoduo, Inc. ADR (a)	100	4,088
Prosus NV (a)	4,400	303,420
Secoo Holding Ltd. ADR (a)(b)	20,500	123,205
Zooplus AG (a)	4	437
		863,170
Multiline Retail - 4.4%
Ollie's Bargain Outlet Holdings, Inc. (a)	8,600	549,368
Specialty Retail - 3.8%
Five Below, Inc. (a)	8	1,001
Floor & Decor Holdings, Inc. Class A (a)	10,230	468,841
		469,842
Textiles, Apparel & Luxury Goods - 1.7%
Kontoor Brands, Inc.	2,150	81,700
Mavi Jeans Class B (a)(c)	200	1,615
Puma AG	1,700	127,886
		211,201

TOTAL CONSUMER DISCRETIONARY		3,992,721

CONSUMER STAPLES - 1.7%
Food & Staples Retailing - 0.1%
Avenue Supermarts Ltd. (a)(c)	220	6,173
Grocery Outlet Holding Corp.	30	957
		7,130
Food Products - 1.6%
Kaveri Seed Co. Ltd.	26,600	196,130
Ulker Biskuvi Sanayi A/S	500	1,608
		197,738
Personal Products - 0.0%
Avon Products, Inc. (a)	300	1,287

TOTAL CONSUMER STAPLES		206,155

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Exterran Corp. (a)	66	836
FINANCIALS - 0.2%
Capital Markets - 0.0%
Interactive Brokers Group, Inc.	100	4,755
Insurance - 0.2%
Brighthouse Financial, Inc. (a)	85	3,210
Stewart Information Services Corp.	450	18,414
Trupanion, Inc. (a)	50	1,185
		22,809

TOTAL FINANCIALS		27,564

HEALTH CARE - 4.0%
Health Care Equipment & Supplies - 4.0%
Alcon, Inc. (a)	8,300	491,941
Health Care Providers & Services - 0.0%
Covetrus, Inc. (a)	100	992
Pharmaceuticals - 0.0%
Elanco Animal Health, Inc. (a)	50	1,351

TOTAL HEALTH CARE		494,284

INDUSTRIALS - 16.1%
Airlines - 0.1%
AirAsia Group BHD	4,300	1,963
Ryanair Holdings PLC sponsored ADR (a)	50	3,732
Wizz Air Holdings PLC (a)(c)	102	5,039
		10,734
Commercial Services & Supplies - 6.1%
IAA Spinco, Inc. (a)	19,800	755,370
Construction & Engineering - 7.0%
Arcosa, Inc.	22,788	875,287
Argan, Inc.	20	757
		876,044
Electrical Equipment - 0.1%
GrafTech International Ltd. (b)	1,200	14,496
Professional Services - 2.8%
Gordon Dadds Group PLC	220,100	346,404

TOTAL INDUSTRIALS		2,003,048

INFORMATION TECHNOLOGY - 15.0%
Electronic Equipment & Components - 0.0%
PAX Global Technology Ltd.	4,000	1,748
IT Services - 12.3%
Black Knight, Inc. (a)	11,959	767,768
Global Dominion Access SA (a)(c)	75,500	316,611
Nice Information & Telecom, Inc.	1	27
Perspecta, Inc.	16,748	444,492
Unisys Corp. (a)	200	2,052
		1,530,950
Software - 1.2%
AppFolio, Inc. (a)	1,410	137,094
Avalara, Inc. (a)	1	71
Micro Focus International PLC sponsored ADR	217	2,977
Workiva, Inc. (a)	20	833
Xero Ltd. (a)	34	1,613
		142,588
Technology Hardware, Storage & Peripherals - 1.5%
Super Micro Computer, Inc. (a)	9,300	192,324

TOTAL INFORMATION TECHNOLOGY		1,867,610

MATERIALS - 0.0%
Chemicals - 0.0%
The Chemours Co. LLC	100	1,641
Construction Materials - 0.0%
West China Cement Ltd.	16,000	2,564

TOTAL MATERIALS		4,205

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.7%
CorePoint Lodging, Inc.	99	975
JBG SMITH Properties	103	4,147
Reysas Gayrimenkul Yatirim Ortakligi A/S (a)	282,600	81,558
		86,680
Real Estate Management & Development - 0.3%
Sunteck Realty Ltd. (a)	7,000	40,916

TOTAL REAL ESTATE		127,596

TOTAL COMMON STOCKS
(Cost $9,546,555)		9,773,758

Investment Companies - 12.9%
iShares Russell 3000 ETF	4,526	803,365
SPDR Portfolio Total Stock Market ETF	21,150	793,971
TOTAL INVESTMENT COMPANIES
(Cost $1,406,827)		1,597,336
	Principal Amount	Value

U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 1.88% to 2.01% 11/7/19 to 12/12/19 (d)
(Cost $59,918)	60,000	59,936
	Shares	Value

Money Market Funds - 17.8%
Fidelity Cash Central Fund 1.83% (e)	1,039,974	$1,040,182
Fidelity Securities Lending Cash Central Fund 1.84% (e)(f)	1,177,609	1,177,727
TOTAL MONEY MARKET FUNDS
(Cost $2,217,909)		2,217,909
TOTAL INVESTMENT IN SECURITIES - 109.8%
(Cost $13,231,209)		13,648,939
NET OTHER ASSETS (LIABILITIES) - (9.8)%		(1,214,559)
NET ASSETS - 100%		$12,434,380

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	2	Dec. 2019	$156,340	$(1,795)	$(1,795)
CME E-mini S&P 500 Index Contracts (United States)	5	Dec. 2019	758,950	5,495	5,495
TOTAL FUTURES CONTRACTS					$3,700

The notional amount of futures purchased as a percentage of Net Assets is 7.4%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $329,438 or 2.6% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $59,936.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,695
Fidelity Securities Lending Cash Central Fund	2,539
Total	$14,234

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,049,739	$1,049,739	$--	$--
Consumer Discretionary	3,992,721	3,990,071	2,650	--
Consumer Staples	206,155	3,852	202,303	--
Energy	836	836	--	--
Financials	27,564	27,564	--	--
Health Care	494,284	494,284	--	--
Industrials	2,003,048	2,001,085	1,963	--
Information Technology	1,867,610	1,864,249	3,361	--
Materials	4,205	1,641	2,564	--
Real Estate	127,596	86,680	40,916	--
Investment Companies	1,597,336	1,597,336	--	--
U.S. Government and Government Agency Obligations	59,936	--	59,936	--
Money Market Funds	2,217,909	2,217,909	--	--
Total Investments in Securities:	$13,648,939	$13,335,246	$313,693	$--
Derivative Instruments:
Assets
Futures Contracts	$5,495	$5,495	$--	$--
Total Assets	$5,495	$5,495	$--	$--
Liabilities
Futures Contracts	$(1,795)	$(1,795)	$--	$--
Total Liabilities	$(1,795)	$(1,795)	$--	$--
Total Derivative Instruments:	$3,700	$3,700	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$5,495	$(1,795)
Total Equity Risk	5,495	(1,795)
Total Value of Derivatives	$5,495	$(1,795)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	71.3%
United Kingdom	6.6%
Bailiwick of Jersey	4.5%
Switzerland	4.0%
Norway	2.6%
Spain	2.5%
Netherlands	2.5%
India	2.0%
Sweden	1.3%
Germany	1.0%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	0.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,144,288) — See accompanying schedule: Unaffiliated issuers (cost $11,013,300)	$11,431,030
Fidelity Central Funds (cost $2,217,909)	2,217,909
Total Investment in Securities (cost $13,231,209)		$13,648,939
Receivable for investments sold		24,284
Receivable for fund shares sold		705
Dividends receivable		24,495
Distributions receivable from Fidelity Central Funds		1,920
Prepaid expenses		29
Receivable from investment adviser for expense reductions		3,304
Other receivables		1,374
Total assets		13,705,050
Liabilities
Payable for investments purchased	$40,126
Payable for fund shares redeemed	2,180
Accrued management fee	6,173
Distribution and service plan fees payable	3,883
Payable for daily variation margin on futures contracts	4,100
Other affiliated payables	3,248
Other payables and accrued expenses	33,403
Collateral on securities loaned	1,177,557
Total liabilities		1,270,670
Net Assets		$12,434,380
Net Assets consist of:
Paid in capital		$19,744,203
Total accumulated earnings (loss)		(7,309,823)
Net Assets		$12,434,380
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($6,010,724 ÷ 599,889 shares)(a)		$10.02
Maximum offering price per share (100/94.25 of $10.02)		$10.63
Class M:
Net Asset Value and redemption price per share ($1,558,558 ÷ 156,368 shares)(a)		$9.97
Maximum offering price per share (100/96.50 of $9.97)		$10.33
Class C:
Net Asset Value and offering price per share ($2,428,052 ÷ 248,205 shares)(a)		$9.78
Class I:
Net Asset Value, offering price and redemption price per share ($2,160,837 ÷ 214,316 shares)		$10.08
Class Z:
Net Asset Value, offering price and redemption price per share ($276,209 ÷ 27,386 shares)		$10.09

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2019 (Unaudited)
Investment Income
Dividends		$96,314
Interest		537
Income from Fidelity Central Funds (including $2,539 from security lending)		14,234
Total income		111,085
Expenses
Management fee
Basic fee	$62,221
Performance adjustment	(14,249)
Transfer agent fees	18,537
Distribution and service plan fees	27,008
Accounting fees	2,896
Custodian fees and expenses	6,328
Independent trustees' fees and expenses	48
Registration fees	29,731
Audit	21,921
Legal	779
Miscellaneous	66
Total expenses before reductions	155,286
Expense reductions	(33,281)
Total expenses after reductions		122,005
Net investment income (loss)		(10,920)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $16,014)	(2,397,435)
Fidelity Central Funds	(23)
Foreign currency transactions	1,877
Futures contracts	17,899
Total net realized gain (loss)		(2,377,682)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $18,004)	1,001,371
Assets and liabilities in foreign currencies	(127)
Futures contracts	(19,702)
Total change in net unrealized appreciation (depreciation)		981,542
Net gain (loss)		(1,396,140)
Net increase (decrease) in net assets resulting from operations		$(1,407,060)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2019 (Unaudited)	Year ended April 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(10,920)	$5,272
Net realized gain (loss)	(2,377,682)	(3,814,824)
Change in net unrealized appreciation (depreciation)	981,542	(3,310,019)
Net increase (decrease) in net assets resulting from operations	(1,407,060)	(7,119,571)
Distributions to shareholders	–	(1,890,124)
Share transactions - net increase (decrease)	(4,607,633)	(19,582,271)
Total increase (decrease) in net assets	(6,014,693)	(28,591,966)
Net Assets
Beginning of period	18,449,073	47,041,039
End of period	$12,434,380	$18,449,073

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Event Driven Opportunities Fund Class A

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.93	$13.97	$13.39	$10.87	$11.26	$10.58
Income from Investment Operations
Net investment income (loss)A	–B	–B	(.05)	(.06)	.08C	.01
Net realized and unrealized gain (loss)	(.91)	(2.40)	1.62	2.95	(.36)D	.89E
Total from investment operations	(.91)	(2.40)	1.57	2.89	(.28)	.90
Distributions from net investment income	–	(.04)	–	(.04)	–	(.01)
Distributions from net realized gain	–	(.60)	(.99)	(.32)	(.11)	(.20)
Total distributions	–	(.64)	(.99)	(.37)F	(.11)	(.22)G
Net asset value, end of period	$10.02	$10.93	$13.97	$13.39	$10.87	$11.26
Total ReturnH,I,J	(8.33)%	(17.40)%	12.15%	26.97%	(2.49)%D	8.55%E
Ratios to Average Net AssetsK,L
Expenses before reductions	2.02%M	1.77%	1.80%	2.34%	2.76%	2.82%
Expenses net of fee waivers, if any	1.55%M	1.55%	1.55%	1.55%	1.55%	1.55%
Expenses net of all reductions	1.53%M	1.53%	1.53%	1.54%	1.54%	1.53%
Net investment income (loss)	(.04)%M	.01%	(.38)%	(.53)%	.74%C	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$6,011	$7,832	$11,752	$6,407	$2,513	$2,983
Portfolio turnover rateN	139%M	97%	86%	120%	113%	150%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

 D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (2.52)%.

 E Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 8.47%.

 F Total distributions of $.37 per share is comprised of distributions from net investment income of $.043 and distributions from net realized gain of $.323 per share.

 G Total distributions of $.22 per share is comprised of distributions from net investment income of $.014 and distributions from net realized gain of $.201 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the sales charges.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Event Driven Opportunities Fund Class M

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.89	$13.91	$13.33	$10.83	$11.25	$10.57
Income from Investment Operations
Net investment income (loss)A	(.01)	(.03)	(.09)	(.09)	.05B	(.02)
Net realized and unrealized gain (loss)	(.91)	(2.38)	1.63	2.93	(.36)C	.89D
Total from investment operations	(.92)	(2.41)	1.54	2.84	(.31)	.87
Distributions from net investment income	–	(.02)	–	(.03)	–	(.01)
Distributions from net realized gain	–	(.59)	(.96)	(.31)	(.11)	(.18)
Total distributions	–	(.61)	(.96)	(.34)	(.11)	(.19)
Net asset value, end of period	$9.97	$10.89	$13.91	$13.33	$10.83	$11.25
Total ReturnE,F,G	(8.45)%	(17.60)%	11.91%	26.59%	(2.76)%C	8.35%D
Ratios to Average Net AssetsH,I
Expenses before reductions	2.28%J	2.04%	2.10%	2.60%	2.98%	3.18%
Expenses net of fee waivers, if any	1.80%J	1.80%	1.80%	1.80%	1.80%	1.80%
Expenses net of all reductions	1.78%J	1.78%	1.78%	1.79%	1.79%	1.78%
Net investment income (loss)	(.29)%J	(.24)%	(.63)%	(.78)%	.49%B	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,559	$2,192	$3,149	$2,568	$966	$1,977
Portfolio turnover rateK	139%J	97%	86%	120%	113%	150%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.03) %.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total returns would have been (2.79)%.

 D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total returns would have been 8.27%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Event Driven Opportunities Fund Class C

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.71	$13.73	$13.18	$10.72	$11.19	$10.55
Income from Investment Operations
Net investment income (loss)A	(.04)	(.09)	(.15)	(.15)	–B,C	(.07)
Net realized and unrealized gain (loss)	(.89)	(2.36)	1.61	2.90	(.36)D	.88E
Total from investment operations	(.93)	(2.45)	1.46	2.75	(.36)	.81
Distributions from net investment income	–	–	–	(.02)	–	–
Distributions from net realized gain	–	(.57)	(.91)	(.28)	(.11)	(.17)
Total distributions	–	(.57)	(.91)	(.29)F	(.11)	(.17)
Net asset value, end of period	$9.78	$10.71	$13.73	$13.18	$10.72	$11.19
Total ReturnG,H,I	(8.68)%	(18.05)%	11.39%	25.96%	(3.23)%D	7.75%E
Ratios to Average Net AssetsJ,K
Expenses before reductions	2.76%L	2.51%	2.55%	3.03%	3.46%	3.63%
Expenses net of fee waivers, if any	2.30%L	2.30%	2.30%	2.30%	2.30%	2.30%
Expenses net of all reductions	2.28%L	2.28%	2.28%	2.29%	2.29%	2.29%
Net investment income (loss)	(.79)%L	(.74)%	(1.13)%	(1.28)%	(.01)%B	(.65)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,428	$3,410	$5,290	$3,663	$1,046	$1,846
Portfolio turnover rateM	139%L	97%	86%	120%	113%	150%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.53) %.

 C Amount represents less than $.005 per share.

 D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (3.26)%.

 E Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 7.67%.

 F Total distributions of $.29 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.275 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the contingent deferred sales charge.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Event Driven Opportunities Fund Class I

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.99	$14.05	$13.45	$10.91	$11.28	$10.59
Income from Investment Operations
Net investment income (loss)A	.01	.03	(.02)	(.03)	.11B	.04
Net realized and unrealized gain (loss)	(.92)	(2.41)	1.64	2.96	(.37)C	.89D
Total from investment operations	(.91)	(2.38)	1.62	2.93	(.26)	.93
Distributions from net investment income	–	(.05)	–	(.05)	–	(.03)
Distributions from net realized gain	–	(.62)	(1.02)	(.34)	(.11)	(.21)
Total distributions	–	(.68)E	(1.02)	(.39)	(.11)	(.24)
Net asset value, end of period	$10.08	$10.99	$14.05	$13.45	$10.91	$11.28
Total ReturnF,G	(8.28)%	(17.24)%	12.50%	27.33%	(2.31)%C	8.86%D
Ratios to Average Net AssetsH,I
Expenses before reductions	1.60%J	1.36%	1.46%	1.97%	2.17%	2.63%
Expenses net of fee waivers, if any	1.30%J	1.30%	1.30%	1.30%	1.30%	1.30%
Expenses net of all reductions	1.28%J	1.29%	1.28%	1.29%	1.28%	1.28%
Net investment income (loss)	.21%J	.26%	(.13)%	(.28)%	1.00%B	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$2,161	$4,529	$26,849	$13,145	$3,604	$1,990
Portfolio turnover rateK	139%J	97%	86%	120%	113%	150%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .47%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (2.34)%.

 D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 8.78%.

 E Total distributions of $.68 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.622 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Event Driven Opportunities Fund Class Z

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.98	$13.70
Income from Investment Operations
Net investment income (loss)B	.02	.03
Net realized and unrealized gain (loss)	(.91)	(2.30)
Total from investment operations	(.89)	(2.27)
Distributions from net investment income	–	(.08)
Distributions from net realized gain	–	(.38)
Total distributions	–	(.45)C
Net asset value, end of period	$10.09	$10.98
Total ReturnD,E	(8.11)%	(16.46)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.53%H	1.57%H
Expenses net of fee waivers, if any	1.15%H	1.15%H
Expenses net of all reductions	1.13%H	1.13%H
Net investment income (loss)	.36%H	.40%H
Supplemental Data
Net assets, end of period (000 omitted)	$276	$486
Portfolio turnover rateI	139%H	97%

 A For the period October 2, 2018 (commencement of sale of shares) to April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.45 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.376 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2019

1. Organization.

Fidelity Advisor Event Driven Opportunities Fund (the Fund) is a non-diversified fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, market discount and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,140,053
Gross unrealized depreciation	(730,022)
Net unrealized appreciation (depreciation)	$410,031
Tax cost	$13,242,608

The Fund elected to defer to its next fiscal year approximately $5,139,826 of capital losses recognized during the period November 1, 2018 to April 30, 2019, and $111,206 of ordinary losses recognized during the period January 1, 2019 to April 30, 2019.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,683,157 and $14,160,464, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .10% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the Russell 3000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .65% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$8,343	$371
Class M	.25%	.25%	4,492	–
Class C	.75%	.25%	14,173	1,667
			$27,008	$2,038

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,315
Class M	133
Class C(a)	188
$1,636

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FFIOC received an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$9,585.29
Class M	2,731.30
Class C	3,889.27
Class I	2,248.14
Class Z	84.05
	$18,537

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $855 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $20 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $68. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through August 31, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.55%	$15,468
Class M	1.80%	4,303
Class C	2.30%	6,436
Class I	1.30%	4,798
Class Z	1.15%	683
		$31,688

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,447 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $34.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $112.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2019	Year ended April 30, 2019(a)
Distributions to shareholders
Class A	$–	$544,268
Class M	–	136,286
Class C	–	219,562
Class I	–	935,781
Class Z	–	54,227
Total	$–	$1,890,124

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to April 30, 2019.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2019	Year ended April 30, 2019(a)	Six months ended October 31, 2019	Year ended April 30, 2019(a)
Class A
Shares sold	31,518	238,741	$328,661	$3,058,992
Reinvestment of distributions	–	46,215	–	541,683
Shares redeemed	(148,255)	(409,304)	(1,539,016)	(4,769,599)
Net increase (decrease)	(116,737)	(124,348)	$(1,210,355)	$(1,168,924)
Class M
Shares sold	3,197	29,846	$32,670	$384,279
Reinvestment of distributions	–	11,670	–	136,286
Shares redeemed	(48,159)	(66,594)	(498,430)	(762,229)
Net increase (decrease)	(44,962)	(25,078)	$(465,760)	$(241,664)
Class C
Shares sold	18,140	86,038	$184,136	$1,131,579
Reinvestment of distributions	–	19,042	–	219,142
Shares redeemed	(88,307)	(171,996)	(891,034)	(2,055,378)
Net increase (decrease)	(70,167)	(66,916)	$(706,898)	$(704,657)
Class I
Shares sold	63,390	551,800	$658,264	$7,517,728
Reinvestment of distributions	–	66,193	–	803,114
Shares redeemed	(261,379)	(2,117,175)	(2,708,439)	(26,454,593)
Net increase (decrease)	(197,989)	(1,499,182)	$(2,050,175)	$(18,133,751)
Class Z
Shares sold	1,508	171,060	$15,113	$2,096,921
Reinvestment of distributions	–	5,027	–	53,589
Shares redeemed	(18,409)	(131,800)	(189,558)	(1,483,785)
Net increase (decrease)	(16,901)	44,287	$(174,445)	$666,725

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to April 30, 2019.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 to October 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During Period-B May 1, 2019 to October 31, 2019
Class A	1.55%
Actual		$1,000.00	$916.70	$7.47
Hypothetical-C		$1,000.00	$1,017.34	$7.86
Class M	1.80%
Actual		$1,000.00	$915.50	$8.67
Hypothetical-C		$1,000.00	$1,016.09	$9.12
Class C	2.30%
Actual		$1,000.00	$913.20	$11.06
Hypothetical-C		$1,000.00	$1,013.57	$11.64
Class I	1.30%
Actual		$1,000.00	$917.20	$6.26
Hypothetical-C		$1,000.00	$1,018.60	$6.60
Class Z	1.15%
Actual		$1,000.00	$918.90	$5.55
Hypothetical-C		$1,000.00	$1,019.36	$5.84

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AEDO-SANN-1219
1.9585369.105

Fidelity® Large Cap Stock K6 Fund

Semi-Annual Report

October 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2019

% of fund's net assets
General Electric Co.	6.0
Microsoft Corp.	5.0
Exxon Mobil Corp.	4.4
Comcast Corp. Class A	3.8
Altria Group, Inc.	3.4
Bank of America Corp.	3.1
Wells Fargo & Co.	2.8
Bristol-Myers Squibb Co.	2.5
Qualcomm, Inc.	2.3
Apple, Inc.	2.3
35.6

Top Five Market Sectors as of October 31, 2019

% of fund's net assets
Health Care	18.5
Financials	18.0
Information Technology	14.9
Industrials	13.9
Energy	8.9

Asset Allocation (% of fund's net assets)

As of October 31, 2019 *
Stocks	96.7%
Short-Term Investments and Net Other Assets (Liabilities)	3.3%

 * Foreign investments - 10.3%

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
COMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	16,333	$987,657
Entertainment - 1.9%
Activision Blizzard, Inc.	4,935	276,508
Electronic Arts, Inc. (a)	4,117	396,879
The Walt Disney Co.	1,727	224,372
Vivendi SA	23,865	664,351
		1,562,110
Interactive Media & Services - 0.7%
Alphabet, Inc.:
Class A (a)	252	317,218
Class C (a)	252	317,548
		634,766
Media - 4.6%
Comcast Corp. Class A	71,706	3,213,863
Discovery Communications, Inc. Class A (a)	3,258	87,819
Interpublic Group of Companies, Inc.	12,623	274,550
Omnicom Group, Inc.	692	53,415
Sinclair Broadcast Group, Inc. Class A	5,886	234,498
		3,864,145

TOTAL COMMUNICATION SERVICES		7,048,678

CONSUMER DISCRETIONARY - 3.8%
Distributors - 0.3%
LKQ Corp. (a)	6,954	236,366
Hotels, Restaurants & Leisure - 0.0%
Drive Shack, Inc. (a)	5,580	22,264
Household Durables - 1.0%
Mohawk Industries, Inc. (a)	3,869	554,737
Whirlpool Corp.	1,828	278,075
		832,812
Internet & Direct Marketing Retail - 1.2%
The Booking Holdings, Inc. (a)	472	967,019
Leisure Products - 0.2%
Brunswick Corp.	2,743	159,752
Specialty Retail - 0.9%
Lowe's Companies, Inc.	5,633	628,699
TJX Companies, Inc.	2,160	124,524
		753,223
Textiles, Apparel & Luxury Goods - 0.2%
Capri Holdings Ltd. (a)	812	25,229
PVH Corp.	1,522	132,658
Tapestry, Inc.	1,015	26,248
		184,135

TOTAL CONSUMER DISCRETIONARY		3,155,571

CONSUMER STAPLES - 8.7%
Beverages - 1.1%
The Coca-Cola Co.	16,175	880,405
Food & Staples Retailing - 1.9%
Walgreens Boots Alliance, Inc.	4,845	265,409
Walmart, Inc.	11,639	1,364,789
		1,630,198
Food Products - 0.3%
Nestle SA sponsored ADR	2,447	262,221
Household Products - 1.1%
Procter & Gamble Co.	5,913	736,228
Spectrum Brands Holdings, Inc.	3,053	153,291
		889,519
Personal Products - 0.0%
Edgewell Personal Care Co. (a)	608	21,280
Tobacco - 4.3%
Altria Group, Inc.	62,989	2,821,277
British American Tobacco PLC sponsored ADR	14,617	511,010
Philip Morris International, Inc.	3,048	248,229
		3,580,516

TOTAL CONSUMER STAPLES		7,264,139

ENERGY - 8.9%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	1,700	55,573
Oil, Gas & Consumable Fuels - 8.8%
BP PLC sponsored ADR	11,136	422,166
Cenovus Energy, Inc. (Canada)	137,210	1,168,853
Equinor ASA sponsored ADR	42,582	788,193
Exxon Mobil Corp.	54,180	3,660,943
Hess Corp.	13,539	890,189
Kosmos Energy Ltd.	69,619	431,638
Noble Energy, Inc.	2,031	39,117
		7,401,099

TOTAL ENERGY		7,456,672

FINANCIALS - 18.0%
Banks - 11.9%
Bank of America Corp.	83,693	2,617,080
Citigroup, Inc.	6,714	482,468
First Hawaiian, Inc.	2,259	61,738
JPMorgan Chase & Co.	14,397	1,798,473
M&T Bank Corp.	869	136,025
PNC Financial Services Group, Inc.	6,724	986,411
SunTrust Banks, Inc.	12,352	844,136
U.S. Bancorp	11,351	647,234
Wells Fargo & Co.	46,020	2,376,013
		9,949,578
Capital Markets - 3.9%
Cboe Global Markets, Inc.	633	72,890
Charles Schwab Corp.	4,592	186,940
KKR & Co. LP	12,411	357,809
Morgan Stanley	7,614	350,625
Northern Trust Corp.	10,961	1,092,592
Raymond James Financial, Inc.	707	59,027
State Street Corp.	16,716	1,104,426
		3,224,309
Consumer Finance - 0.0%
Shriram Transport Finance Co. Ltd.	1,900	30,434
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. Class B (a)	1,524	323,972
Insurance - 0.4%
Chubb Ltd.	1,765	269,021
The Travelers Companies, Inc.	702	92,004
		361,025
Thrifts & Mortgage Finance - 1.4%
MGIC Investment Corp.	14,530	199,206
Radian Group, Inc.	37,378	938,188
		1,137,394

TOTAL FINANCIALS		15,026,712

HEALTH CARE - 18.5%
Biotechnology - 2.6%
AbbVie, Inc.	4,468	355,429
Alexion Pharmaceuticals, Inc. (a)	5,588	588,975
Alnylam Pharmaceuticals, Inc. (a)	1,476	128,028
Amgen, Inc.	1,946	414,985
AnaptysBio, Inc. (a)	726	27,385
Gritstone Oncology, Inc. (a)	5,111	41,450
Heron Therapeutics, Inc. (a)	1,051	22,334
Insmed, Inc. (a)	6,774	125,929
Intercept Pharmaceuticals, Inc. (a)(b)	6,048	440,173
		2,144,688
Health Care Equipment & Supplies - 1.1%
Becton, Dickinson & Co.	1,035	264,960
Boston Scientific Corp. (a)	15,084	629,003
		893,963
Health Care Providers & Services - 6.8%
AmerisourceBergen Corp.	6,389	545,493
Cardinal Health, Inc.	12,389	612,636
Cigna Corp.	5,542	989,025
Covetrus, Inc. (a)(b)	3,687	36,557
CVS Health Corp.	23,650	1,570,124
McKesson Corp.	7,167	953,211
UnitedHealth Group, Inc.	3,636	918,817
		5,625,863
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	9,995	15,092
Life Sciences Tools & Services - 0.1%
Avantor, Inc.	6,944	98,674
Pharmaceuticals - 7.9%
Bayer AG	17,052	1,322,829
Bristol-Myers Squibb Co.	36,583	2,098,767
GlaxoSmithKline PLC sponsored ADR	32,695	1,497,431
Johnson & Johnson	11,867	1,566,919
TherapeuticsMD, Inc. (a)(b)	51,588	137,224
		6,623,170

TOTAL HEALTH CARE		15,401,450

INDUSTRIALS - 13.9%
Aerospace & Defense - 1.4%
General Dynamics Corp.	1,439	254,415
Huntington Ingalls Industries, Inc.	731	164,957
The Boeing Co.	304	103,333
United Technologies Corp.	4,372	627,732
		1,150,437
Air Freight & Logistics - 2.3%
C.H. Robinson Worldwide, Inc.	1,026	77,607
FedEx Corp.	2,173	331,730
United Parcel Service, Inc. Class B	12,534	1,443,541
XPO Logistics, Inc. (a)	812	62,037
		1,914,915
Commercial Services & Supplies - 0.2%
Healthcare Services Group, Inc.	300	7,308
Stericycle, Inc. (a)	2,362	136,051
		143,359
Electrical Equipment - 0.5%
Acuity Brands, Inc.	1,658	206,902
Hubbell, Inc. Class B	1,368	193,846
		400,748
Industrial Conglomerates - 6.0%
3M Co.	101	16,664
General Electric Co.	501,215	5,002,124
		5,018,788
Machinery - 0.7%
Flowserve Corp.	5,824	284,444
Westinghouse Air Brake Co.	4,279	296,834
		581,278
Professional Services - 0.2%
IHS Markit Ltd. (a)	2,344	164,127
RELX PLC (London Stock Exchange)	1,800	43,322
		207,449
Road & Rail - 2.6%
J.B. Hunt Transport Services, Inc.	5,185	609,549
Knight-Swift Transportation Holdings, Inc. Class A	20,817	758,988
Lyft, Inc.	3,711	153,784
Union Pacific Corp.	3,779	625,273
		2,147,594

TOTAL INDUSTRIALS		11,564,568

INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 0.1%
Cisco Systems, Inc.	2,632	125,046
IT Services - 2.3%
MasterCard, Inc. Class A	1,051	290,927
Paychex, Inc.	522	43,660
Unisys Corp. (a)	13,873	142,337
Visa, Inc. Class A	7,909	1,414,604
		1,891,528
Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	877	93,515
Applied Materials, Inc.	5,040	273,470
Marvell Technology Group Ltd.	2,131	51,975
NVIDIA Corp.	196	39,400
Qualcomm, Inc.	23,766	1,911,737
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,105	57,051
		2,427,148
Software - 7.3%
Autodesk, Inc. (a)	1,421	209,399
Dynatrace, Inc.	2,227	45,052
Microsoft Corp.	29,399	4,214,935
Oracle Corp.	13,066	711,966
SAP SE sponsored ADR	6,696	887,756
		6,069,108
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	7,618	1,895,054

TOTAL INFORMATION TECHNOLOGY		12,407,884

MATERIALS - 0.8%
Chemicals - 0.7%
Corteva, Inc.	3,135	82,701
International Flavors & Fragrances, Inc.	532	64,909
Intrepid Potash, Inc. (a)	29,551	91,313
Nutrien Ltd.	6,807	325,647
The Scotts Miracle-Gro Co. Class A	300	30,117
		594,687
Metals & Mining - 0.1%
BHP Billiton Ltd. sponsored ADR (b)	2,216	108,385

TOTAL MATERIALS		703,072

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	750	163,560
Equinix, Inc.	443	251,084
Simon Property Group, Inc.	513	77,299
		491,943
UTILITIES - 0.2%
Electric Utilities - 0.1%
Duke Energy Corp.	637	60,044
Southern Co.	1,306	81,834
		141,878
Multi-Utilities - 0.1%
Sempra Energy	421	60,839

TOTAL UTILITIES		202,717

TOTAL COMMON STOCKS
(Cost $73,634,838)		80,723,406

Money Market Funds - 3.5%
Fidelity Cash Central Fund 1.83% (c)	2,643,928	2,644,457
Fidelity Securities Lending Cash Central Fund 1.84% (c)(d)	270,427	270,454
TOTAL MONEY MARKET FUNDS
(Cost $2,914,911)		2,914,911
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $76,549,749)		83,638,317
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(135,910)
NET ASSETS - 100%		$83,502,407

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,678
Fidelity Securities Lending Cash Central Fund	9,565
Total	$28,243

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$7,048,678	$7,048,678	$--	$--
Consumer Discretionary	3,155,571	3,155,571	--	--
Consumer Staples	7,264,139	7,264,139	--	--
Energy	7,456,672	7,456,672	--	--
Financials	15,026,712	14,996,278	30,434	--
Health Care	15,401,450	14,078,621	1,322,829	--
Industrials	11,564,568	11,564,568	--	--
Information Technology	12,407,884	12,407,884	--	--
Materials	703,072	703,072	--	--
Real Estate	491,943	491,943	--	--
Utilities	202,717	202,717	--	--
Money Market Funds	2,914,911	2,914,911	--	--
Total Investments in Securities:	$83,638,317	$82,285,054	$1,353,263	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.7%
United Kingdom	2.9%
Germany	2.7%
Canada	1.8%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $264,155) — See accompanying schedule: Unaffiliated issuers (cost $73,634,838)	$80,723,406
Fidelity Central Funds (cost $2,914,911)	2,914,911
Total Investment in Securities (cost $76,549,749)		$83,638,317
Receivable for investments sold		188,532
Receivable for fund shares sold		16,061
Dividends receivable		79,991
Distributions receivable from Fidelity Central Funds		6,764
Other receivables		766
Total assets		83,930,431
Liabilities
Payable for investments purchased	$126,803
Accrued management fee	30,314
Other payables and accrued expenses	345
Collateral on securities loaned	270,562
Total liabilities		428,024
Net Assets		$83,502,407
Net Assets consist of:
Paid in capital		$75,845,399
Total accumulated earnings (loss)		7,657,008
Net Assets, for 7,065,463 shares outstanding		$83,502,407
Net Asset Value, offering price and redemption price per share ($83,502,407 ÷ 7,065,463 shares)		$11.82

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2019 (Unaudited)
Investment Income
Dividends		$954,037
Income from Fidelity Central Funds (including $9,565 from security lending)		28,243
Total income		982,280
Expenses
Management fee	$181,768
Independent trustees' fees and expenses	233
Commitment fees	100
Total expenses before reductions	182,101
Expense reductions	(33)
Total expenses after reductions		182,068
Net investment income (loss)		800,212
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	865,449
Fidelity Central Funds	4
Foreign currency transactions	(52)
Total net realized gain (loss)		865,401
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $344)	379,362
Assets and liabilities in foreign currencies	(106)
Total change in net unrealized appreciation (depreciation)		379,256
Net gain (loss)		1,244,657
Net increase (decrease) in net assets resulting from operations		$2,044,869

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2019 (Unaudited)	Year ended April 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$800,212	$1,812,516
Net realized gain (loss)	865,401	681,058
Change in net unrealized appreciation (depreciation)	379,256	4,887,715
Net increase (decrease) in net assets resulting from operations	2,044,869	7,381,289
Distributions to shareholders	(586,667)	(3,617,047)
Share transactions
Proceeds from sales of shares	7,966,532	21,947,649
Reinvestment of distributions	586,667	3,617,047
Cost of shares redeemed	(13,676,779)	(26,378,256)
Net increase (decrease) in net assets resulting from share transactions	(5,123,580)	(813,560)
Total increase (decrease) in net assets	(3,665,378)	2,950,682
Net Assets
Beginning of period	87,167,785	84,217,103
End of period	$83,502,407	$87,167,785
Other Information
Shares
Sold	707,263	1,967,708
Issued in reinvestment of distributions	53,092	342,490
Redeemed	(1,203,596)	(2,457,463)
Net increase (decrease)	(443,241)	(147,265)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Stock K6 Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.61	$11.00	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.23	.16
Net realized and unrealized gain (loss)	.18	.84	.91
Total from investment operations	.29	1.07	1.07
Distributions from net investment income	(.08)	(.20)	(.05)
Distributions from net realized gain	–	(.26)	(.01)
Total distributions	(.08)	(.46)	(.07)C
Net asset value, end of period	$11.82	$11.61	$11.00
Total ReturnD,E	2.55%	10.12%	10.65%
Ratios to Average Net AssetsF,G
Expenses before reductions	.45%H	.45%	.45%H
Expenses net of fee waivers, if any	.45%H	.45%	.45%H
Expenses net of all reductions	.45%H	.44%	.45%H
Net investment income (loss)	1.98%H	2.09%	1.55%H
Supplemental Data
Net assets, end of period (000 omitted)	$83,502	$87,168	$84,217
Portfolio turnover rateI	31%H,J	49%J	67%H,J

 A For the period May 25, 2017 (commencement of operations) to April 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.07 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.013 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2019

1. Organization.

Fidelity Large Cap Stock K6 Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$11,566,550
Gross unrealized depreciation	(5,230,900)
Net unrealized appreciation (depreciation)	$6,335,650
Tax cost	$77,302,667

The Fund elected to defer to its next fiscal year approximately $379,612 of capital losses recognized during the period November 1, 2018 to April 30, 2019.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $12,418,223 and $19,495,364, respectively.

Unaffiliated Exchanges In-Kind. During the period, the Fund received investments and cash valued at $1,207,059 in exchange for 107,485 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fund received investments and cash valued at $3,009,509 in exchange for 268,268 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $707 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $100 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $129,824. Total fees paid by the Fund to NFS, as lending agent, amounted to $851. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $8,680 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $33 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 to October 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During Period-B May 1, 2019 to October 31, 2019
Actual	.45%	$1,000.00	$1,025.50	$2.29
Hypothetical-C		$1,000.00	$1,022.87	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

LCSK6-SANN-1219
1.9883970.102

Fidelity® Small Cap Stock K6 Fund

Semi-Annual Report

October 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2019

% of fund's net assets
SYNNEX Corp.	2.9
Boyd Group Income Fund	2.7
Primerica, Inc.	2.6
Innospec, Inc.	2.6
Inovalon Holdings, Inc. Class A	2.4
First Cash Financial Services, Inc.	2.4
NICE Systems Ltd. sponsored ADR	2.3
LGI Homes, Inc.	2.3
Encore Capital Group, Inc.	2.2
Essential Properties Realty Trust, Inc.	2.2
24.6

Top Five Market Sectors as of October 31, 2019

% of fund's net assets
Financials	18.4
Information Technology	15.6
Health Care	13.7
Consumer Discretionary	13.5
Industrials	13.3

Asset Allocation (% of fund's net assets)

As of October 31, 2019 *
Stocks	99.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

 * Foreign investments - 23.6%

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
COMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 0.1%
Alaska Communication Systems Group, Inc. (a)	48,700	$79,868
LICT Corp. (a)	3	54,000
		133,868
Interactive Media & Services - 1.3%
Adevinta ASA Class B	3,840	43,844
CarGurus, Inc. Class A (a)	17,143	575,833
Cars.com, Inc. (a)	40,461	457,614
LIFULL Co. Ltd.	28,298	171,986
		1,249,277
Media - 4.2%
4Imprint Group PLC	23,714	912,323
Cable One, Inc.	557	738,231
Cardlytics, Inc. (a)	19,458	815,485
Cogeco Communications, Inc.	18,015	1,557,215
		4,023,254

TOTAL COMMUNICATION SERVICES		5,406,399

CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.5%
Burelle SA	55	49,809
Linamar Corp.	15,025	489,958
		539,767
Diversified Consumer Services - 1.9%
Career Education Corp. (a)	121,538	1,720,978
Collectors Universe, Inc.	2,940	84,260
Redhill Education Ltd.	28,700	38,706
		1,843,944
Hotels, Restaurants & Leisure - 1.9%
MTY Food Group, Inc.	32,251	1,288,473
SkiStar AB	22,433	269,037
Wyndham Destinations, Inc.	5,699	264,491
		1,822,001
Household Durables - 5.4%
Cavco Industries, Inc. (a)	1,032	197,783
Legacy Housing Corp.	29,730	471,221
LGI Homes, Inc. (a)	28,117	2,206,622
Skyline Champion Corp. (a)	32,742	924,307
TRI Pointe Homes, Inc. (a)	91,550	1,440,997
		5,240,930
Internet & Direct Marketing Retail - 2.2%
Kogan.Com Ltd. (b)	168,919	787,709
Liberty Interactive Corp. QVC Group Series A (a)	53,567	511,029
Points International Ltd. (a)	43,744	476,810
Redbubble Ltd. (a)	250,667	332,407
		2,107,955
Leisure Products - 0.3%
American Outdoor Brands Corp. (a)	36,600	259,128
Specialty Retail - 0.8%
Sportsman's Warehouse Holdings, Inc. (a)	45,251	308,159
Winmark Corp.	2,538	456,840
		764,999
Textiles, Apparel & Luxury Goods - 0.5%
Crocs, Inc. (a)	13,345	466,942

TOTAL CONSUMER DISCRETIONARY		13,045,666

CONSUMER STAPLES - 3.1%
Beverages - 0.2%
Nichols PLC	9,030	175,455
Food & Staples Retailing - 1.6%
BJ's Wholesale Club Holdings, Inc. (a)	20,436	545,641
Performance Food Group Co. (a)	24,794	1,056,472
		1,602,113
Food Products - 0.1%
Armanino Foods of Distinction	20,104	72,173
Household Products - 1.2%
Spectrum Brands Holdings, Inc.	22,768	1,143,181

TOTAL CONSUMER STAPLES		2,992,922

ENERGY - 2.7%
Energy Equipment & Services - 0.2%
Profire Energy, Inc. (a)	134,323	236,408
Oil, Gas & Consumable Fuels - 2.5%
NACCO Industries, Inc. Class A	18,709	944,805
Texas Pacific Land Trust	751	427,342
World Fuel Services Corp.	25,501	1,065,177
		2,437,324

TOTAL ENERGY		2,673,732

FINANCIALS - 18.4%
Banks - 2.1%
First Hawaiian, Inc.	18,700	511,071
Hilltop Holdings, Inc.	20,395	476,427
Plumas Bancorp (b)	4,625	101,750
Popular, Inc.	17,408	948,040
		2,037,288
Capital Markets - 4.3%
Ashford, Inc. (a)	505	12,075
Assetmark Financial Holdings, Inc. (a)	4,879	133,880
EQT AB (a)	3,125	29,982
Impax Asset Management Group PLC	118,693	402,822
INTL FCStone, Inc. (a)	5,192	207,680
LPL Financial	17,834	1,441,701
Morningstar, Inc.	11,553	1,869,738
Tradeweb Markets, Inc. Class A	1,560	65,130
		4,163,008
Consumer Finance - 5.6%
Encore Capital Group, Inc. (a)(b)	65,134	2,161,797
Fellow Finance Oyj	6,421	22,916
First Cash Financial Services, Inc.	27,291	2,303,087
Gruppo MutuiOnline SpA	5,100	101,247
Nelnet, Inc. Class A	14,007	858,209
		5,447,256
Diversified Financial Services - 0.5%
Hypoport AG (a)	1,392	432,371
Insurance - 3.9%
First American Financial Corp.	21,217	1,310,786
Investors Title Co.	69	10,467
Primerica, Inc.	19,800	2,498,364
		3,819,617
Thrifts & Mortgage Finance - 2.0%
LendingTree, Inc. (a)(b)	5,314	1,912,243
Timberland Bancorp, Inc.	1,196	31,694
		1,943,937

TOTAL FINANCIALS		17,843,477

HEALTH CARE - 13.7%
Biotechnology - 0.5%
BioGaia AB	1,016	38,669
Bioventix PLC	2,334	100,980
Essex Bio-Technology Ltd.	233,400	179,626
Shanghai Haohai Biological Technology Co. Ltd. (H Shares) (c)	29,700	171,367
		490,642
Health Care Equipment & Supplies - 2.5%
C-Rad AB (B Shares) (a)	52,283	183,830
Hamilton Thorne Ltd. (a)	800	632
Medacta Group SA (c)	7,500	612,772
Medistim ASA	12,480	210,349
TransMedics Group, Inc.	2,691	48,277
Tristel PLC (b)	73,968	314,271
Utah Medical Products, Inc.	8,224	842,713
Varex Imaging Corp. (a)	6,905	207,219
		2,420,063
Health Care Providers & Services - 4.3%
Chemed Corp.	2,162	851,633
Corvel Corp. (a)	7,616	602,578
DFB Healthcare Acquisitions Co. (a)	24,896	253,690
Encompass Health Corp.	22,368	1,431,999
InfuSystems Holdings, Inc. (a)	1,573	10,901
Magellan Health Services, Inc. (a)	7,841	508,881
Viemed Healthcare, Inc. (a)	57,824	467,123
		4,126,805
Health Care Technology - 2.4%
Inovalon Holdings, Inc. Class A (a)(b)	149,970	2,344,031
Life Sciences Tools & Services - 3.2%
10X Genomics, Inc. (a)	206	11,948
Charles River Laboratories International, Inc. (a)	14,521	1,887,440
ICON PLC (a)	8,203	1,205,021
		3,104,409
Pharmaceuticals - 0.8%
BioSyent, Inc. (a)	47,190	214,972
Dechra Pharmaceuticals PLC	12,022	409,562
Phibro Animal Health Corp. Class A	8,362	200,354
		824,888

TOTAL HEALTH CARE		13,310,838

INDUSTRIALS - 13.3%
Commercial Services & Supplies - 3.5%
Boyd Group Income Fund	18,266	2,547,199
Bravida AB (c)	22,769	209,516
Clipper Logistics PLC (b)	30,950	88,200
VSE Corp.	13,290	510,602
		3,355,517
Construction & Engineering - 1.2%
AECOM (a)	16,031	641,400
Tutor Perini Corp. (a)	35,119	543,291
		1,184,691
Machinery - 1.1%
Allison Transmission Holdings, Inc.	19,111	833,431
Hurco Companies, Inc.	6,441	224,082
		1,057,513
Professional Services - 6.2%
Barrett Business Services, Inc.	11,122	975,733
CBIZ, Inc. (a)	64,669	1,769,991
Franklin Covey Co. (a)	30,443	1,162,923
Insperity, Inc.	10,903	1,151,684
Red Violet, Inc. (a)	6,825	108,449
SHL-JAPAN Ltd.	3,000	56,159
Talenom OYJ	10,770	424,016
Tinexta SpA	27,168	399,966
		6,048,921
Trading Companies & Distributors - 1.3%
AerCap Holdings NV (a)	13,174	762,511
Rush Enterprises, Inc. Class A	10,159	443,847
		1,206,358

TOTAL INDUSTRIALS		12,853,000

INFORMATION TECHNOLOGY - 15.6%
Electronic Equipment & Components - 3.4%
Insight Enterprises, Inc. (a)	7,500	460,350
SYNNEX Corp.	23,941	2,818,810
		3,279,160
IT Services - 3.6%
Bouvet ASA	4,566	146,471
Castleton Technology PLC	113,979	92,277
Computer Services, Inc.	11,695	526,275
D4t4 Solutions PLC	11,957	36,630
Econocom Group SA	117,234	305,696
International Money Express, Inc. (a)	6,251	95,765
Liberated Syndication, Inc. (a)	2,406	6,713
Over The Wire Holdings Ltd.	71,500	232,096
Prodware	8,991	55,954
Sylogist Ltd.	43,195	329,595
Verra Mobility Corp. (a)	18,114	259,936
WEX, Inc. (a)	7,542	1,426,796
		3,514,204
Software - 8.6%
Admicom OYJ	4,377	250,918
Bigtincan Holdings Ltd. (a)(b)	302,121	138,813
Ebix, Inc. (b)	43,701	1,862,974
Elmo Software Ltd. (a)	7,800	35,346
Enghouse Systems Ltd.	20,399	594,267
GetBusy PLC (a)	172,510	93,854
Globalscape, Inc.	23,293	225,942
Hansen Technologies Ltd.	77,149	180,531
j2 Global, Inc.	14,630	1,389,265
LeadDesk Oyj	2,091	24,021
LoopUp Group PLC (a)	262	219
Micro Focus International PLC	46,831	642,766
MSL Solutions Ltd. (a)	756,500	40,729
NICE Systems Ltd. sponsored ADR (a)	14,045	2,216,161
Park City Group, Inc. (a)	29,494	160,742
RIB Software AG (b)	14,198	367,689
Vitec Software Group AB	4,394	62,799
		8,287,036

TOTAL INFORMATION TECHNOLOGY		15,080,400

MATERIALS - 7.1%
Chemicals - 4.5%
Core Molding Technologies, Inc. (a)	12,622	72,072
Innospec, Inc.	27,256	2,490,108
NewMarket Corp.	1,953	948,162
Northern Technologies International Corp.	10,958	136,756
Valvoline, Inc.	32,273	688,706
		4,335,804
Containers & Packaging - 1.4%
Silgan Holdings, Inc.	21,865	672,786
UFP Technologies, Inc. (a)	15,854	659,685
		1,332,471
Paper & Forest Products - 1.2%
Schweitzer-Mauduit International, Inc.	29,899	1,210,611

TOTAL MATERIALS		6,878,886

REAL ESTATE - 5.6%
Equity Real Estate Investment Trusts (REITs) - 5.5%
CareTrust (REIT), Inc.	8,000	193,920
EPR Properties	21,081	1,639,891
Essential Properties Realty Trust, Inc.	81,425	2,089,366
Store Capital Corp.	34,033	1,378,337
		5,301,514
Real Estate Management & Development - 0.1%
The RMR Group, Inc.	2,586	125,162

TOTAL REAL ESTATE		5,426,676

UTILITIES - 0.6%
Gas Utilities - 0.6%
Star Gas Partners LP	61,311	569,579
TOTAL COMMON STOCKS
(Cost $84,712,510)		96,081,575

Money Market Funds - 5.7%
Fidelity Cash Central Fund 1.83% (d)	626,329	626,454
Fidelity Securities Lending Cash Central Fund 1.84% (d)(e)	4,904,194	4,904,685
TOTAL MONEY MARKET FUNDS
(Cost $5,531,139)		5,531,139
TOTAL INVESTMENT IN SECURITIES - 104.9%
(Cost $90,243,649)		101,612,714
NET OTHER ASSETS (LIABILITIES) - (4.9)%		(4,753,442)
NET ASSETS - 100%		$96,859,272

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $993,655 or 1.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,412
Fidelity Securities Lending Cash Central Fund	26,608
Total	$32,020

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$5,406,399	$5,234,413	$171,986	$--
Consumer Discretionary	13,045,666	11,886,844	1,158,822	--
Consumer Staples	2,992,922	2,992,922	--	--
Energy	2,673,732	2,673,732	--	--
Financials	17,843,477	17,843,477	--	--
Health Care	13,310,838	12,959,845	350,993	--
Industrials	12,853,000	12,796,841	56,159	--
Information Technology	15,080,400	13,810,119	1,270,281	--
Materials	6,878,886	6,878,886	--	--
Real Estate	5,426,676	5,426,676	--	--
Utilities	569,579	569,579	--	--
Money Market Funds	5,531,139	5,531,139	--	--
Total Investments in Securities:	$101,612,714	$98,604,473	$3,008,241	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	76.4%
Canada	8.2%
United Kingdom	3.3%
Israel	2.3%
Australia	1.8%
Ireland	1.2%
Puerto Rico	1.0%
Others (Individually Less Than 1%)	5.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,867,311) — See accompanying schedule: Unaffiliated issuers (cost $84,712,510)	$96,081,575
Fidelity Central Funds (cost $5,531,139)	5,531,139
Total Investment in Securities (cost $90,243,649)		$101,612,714
Receivable for investments sold		452,478
Receivable for fund shares sold		74,787
Dividends receivable		33,103
Distributions receivable from Fidelity Central Funds		5,836
Other receivables		1,303
Total assets		102,180,221
Liabilities
Payable for investments purchased	$334,184
Payable for fund shares redeemed	34,501
Accrued management fee	47,275
Collateral on securities loaned	4,904,989
Total liabilities		5,320,949
Net Assets		$96,859,272
Net Assets consist of:
Paid in capital		$91,780,266
Total accumulated earnings (loss)		5,079,006
Net Assets, for 8,545,288 shares outstanding		$96,859,272
Net Asset Value, offering price and redemption price per share ($96,859,272 ÷ 8,545,288 shares)		$11.33

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2019 (Unaudited)
Investment Income
Dividends		$496,393
Income from Fidelity Central Funds (including $26,608 from security lending)		32,020
Total income		528,413
Expenses
Management fee	$271,043
Independent trustees' fees and expenses	252
Commitment fees	109
Total expenses before reductions	271,404
Expense reductions	(2,359)
Total expenses after reductions		269,045
Net investment income (loss)		259,368
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,621,344)
Fidelity Central Funds	(110)
Foreign currency transactions	(1,701)
Total net realized gain (loss)		(3,623,155)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	5,175,144
Assets and liabilities in foreign currencies	298
Total change in net unrealized appreciation (depreciation)		5,175,442
Net gain (loss)		1,552,287
Net increase (decrease) in net assets resulting from operations		$1,811,655

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2019 (Unaudited)	Year ended April 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$259,368	$657,942
Net realized gain (loss)	(3,623,155)	564,041
Change in net unrealized appreciation (depreciation)	5,175,442	3,501,209
Net increase (decrease) in net assets resulting from operations	1,811,655	4,723,192
Distributions to shareholders	(343,926)	(4,262,130)
Share transactions
Proceeds from sales of shares	14,467,357	12,966,287
Reinvestment of distributions	343,926	4,262,131
Cost of shares redeemed	(8,106,239)	(25,528,120)
Net increase (decrease) in net assets resulting from share transactions	6,705,044	(8,299,702)
Total increase (decrease) in net assets	8,172,773	(7,838,640)
Net Assets
Beginning of period	88,686,499	96,525,139
End of period	$96,859,272	$88,686,499
Other Information
Shares
Sold	1,301,123	1,179,305
Issued in reinvestment of distributions	31,352	424,435
Redeemed	(731,539)	(2,422,198)
Net increase (decrease)	600,936	(818,458)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Stock K6 Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.16	$11.02	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.08C	.06
Net realized and unrealized gain (loss)	.18	.57	1.02
Total from investment operations	.21	.65	1.08
Distributions from net investment income	(.04)	(.05)	(.03)
Distributions from net realized gain	–	(.46)	(.04)
Total distributions	(.04)	(.51)	(.06)D
Net asset value, end of period	$11.33	$11.16	$11.02
Total ReturnE,F	1.93%	6.43%	10.83%
Ratios to Average Net AssetsG,H
Expenses before reductions	.60%I	.60%	.60%I
Expenses net of fee waivers, if any	.60%I	.60%	.60%I
Expenses net of all reductions	.60%I	.59%	.59%I
Net investment income (loss)	.57%I	.71%C	.56%I
Supplemental Data
Net assets, end of period (000 omitted)	$96,859	$88,686	$96,525
Portfolio turnover rateJ	58%I,K	75%K	90%I,K

 A For the period May 25, 2017 (commencement of operations) to April 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .47%.

 D Total distributions of $.06 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $.035 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2019

1. Organization.

Fidelity Small Cap Stock K6 Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$15,542,651
Gross unrealized depreciation	(4,694,316)
Net unrealized appreciation (depreciation)	$10,848,335
Tax cost	$90,764,379

The Fund elected to defer to its next fiscal year approximately $2,275,491 of capital losses recognized during the period November 1, 2018 to April 30, 2019.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $25,534,235 and $29,989,755, respectively.

Unaffiliated Exchanges In-Kind. During the period, the Fund received investments and cash valued at $10,629,621 in exchange for 954,953 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fund received investments and cash valued at $3,023,506 in exchange for 274,365 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .60% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,224 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $109 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $359. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $858 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,306 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $53 respectively.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 to October 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During Period-B May 1, 2019 to October 31, 2019
Actual	.60%	$1,000.00	$1,019.30	$3.05
Hypothetical-C		$1,000.00	$1,022.12	$3.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

SLCXK6-SANN-1219
1.9883974.102

Fidelity Flex℠ Funds

Fidelity Flex℠ Large Cap Value II Fund

Semi-Annual Report

October 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2019

% of fund's net assets
JPMorgan Chase & Co.	3.2
AT&T, Inc.	2.4
Procter & Gamble Co.	2.4
Berkshire Hathaway, Inc. Class B	2.3
Intel Corp.	2.2
Verizon Communications, Inc.	2.2
Exxon Mobil Corp.	2.1
Johnson & Johnson	2.0
Chevron Corp.	2.0
Wells Fargo & Co.	1.8
22.6

Top Five Market Sectors as of October 31, 2019

% of fund's net assets
Financials	20.6
Health Care	13.7
Industrials	9.6
Communication Services	9.0
Consumer Staples	8.5

Asset Allocation (% of fund's net assets)

As of October 31, 2019*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 5.1%

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
COMMUNICATION SERVICES - 9.0%
Diversified Telecommunication Services - 5.1%
AT&T, Inc.	14,760	$568,112
CenturyLink, Inc.	10,355	133,994
Verizon Communications, Inc.	8,553	517,200
		1,219,306
Entertainment - 1.6%
Activision Blizzard, Inc.	56	3,138
Electronic Arts, Inc. (a)	1,224	117,994
Lions Gate Entertainment Corp. Class A	214	1,710
The Walt Disney Co.	1,919	249,316
		372,158
Interactive Media & Services - 0.3%
Alphabet, Inc. Class A (a)	63	79,304
TripAdvisor, Inc. (a)	156	6,302
		85,606
Media - 1.9%
Comcast Corp. Class A	6,051	271,206
DISH Network Corp. Class A (a)	2,620	90,076
Liberty Media Corp.:
Liberty SiriusXM Series A (a)	1,297	58,248
Liberty SiriusXM Series C (a)	723	32,672
		452,202
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	589	15,367

TOTAL COMMUNICATION SERVICES		2,144,639

CONSUMER DISCRETIONARY - 6.5%
Auto Components - 0.4%
BorgWarner, Inc.	2,005	83,568
Automobiles - 0.5%
Ford Motor Co.	13,242	113,749
Distributors - 0.0%
LKQ Corp. (a)	96	3,263
Diversified Consumer Services - 0.3%
Frontdoor, Inc. (a)	1,456	70,223
Service Corp. International	286	13,007
		83,230
Hotels, Restaurants & Leisure - 1.8%
ARAMARK Holdings Corp.	227	9,934
Chipotle Mexican Grill, Inc. (a)	23	17,898
Extended Stay America, Inc. unit	7,966	113,197
International Game Technology PLC	2,084	27,592
McDonald's Corp.	464	91,269
MGM Mirage, Inc.	4,669	133,067
Norwegian Cruise Line Holdings Ltd. (a)	411	20,862
Royal Caribbean Cruises Ltd.	11	1,197
		415,016
Household Durables - 1.7%
Garmin Ltd.	986	92,438
Lennar Corp. Class A	1,603	95,539
Meritage Homes Corp. (a)	332	23,934
PulteGroup, Inc.	3,275	128,511
Roku, Inc. Class A (a)	143	21,050
Taylor Morrison Home Corp. (a)	438	10,972
Toll Brothers, Inc.	858	34,123
		406,567
Internet & Direct Marketing Retail - 0.1%
eBay, Inc.	925	32,606
Multiline Retail - 0.7%
Target Corp.	1,599	170,949
Specialty Retail - 0.5%
AutoNation, Inc. (a)	375	19,069
Lithia Motors, Inc. Class A (sub. vtg.)	111	17,480
The Home Depot, Inc.	277	64,979
Tiffany & Co., Inc.	24	2,988
Williams-Sonoma, Inc.	37	2,471
		106,987
Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp. (a)	260	39,754
PVH Corp.	90	7,844
Ralph Lauren Corp.	678	65,129
		112,727

TOTAL CONSUMER DISCRETIONARY		1,528,662

CONSUMER STAPLES - 8.5%
Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	33	9,054
Molson Coors Brewing Co. Class B	293	15,447
		24,501
Food & Staples Retailing - 2.7%
Kroger Co.	5,446	134,189
U.S. Foods Holding Corp. (a)	3,136	124,405
Walmart, Inc.	3,142	368,431
		627,025
Food Products - 1.6%
Bunge Ltd.	174	9,396
General Mills, Inc.	2,268	115,350
Ingredion, Inc.	211	16,669
Mondelez International, Inc.	2,526	132,489
The Hershey Co.	535	78,575
The J.M. Smucker Co.	26	2,748
Tyson Foods, Inc. Class A	395	32,702
		387,929
Household Products - 2.9%
Kimberly-Clark Corp.	736	97,800
Procter & Gamble Co.	4,540	565,275
Spectrum Brands Holdings, Inc.	544	27,314
		690,389
Tobacco - 1.2%
Altria Group, Inc.	569	25,486
Philip Morris International, Inc.	3,161	257,432
		282,918

TOTAL CONSUMER STAPLES		2,012,762

ENERGY - 5.9%
Oil, Gas & Consumable Fuels - 5.9%
Chevron Corp.	4,039	469,089
ConocoPhillips Co.	3,695	203,964
Delek U.S. Holdings, Inc.	4	160
Exxon Mobil Corp.	7,449	503,329
HollyFrontier Corp.	1,249	68,620
Kinder Morgan, Inc.	4,270	85,315
Marathon Oil Corp.	2,790	32,169
Marathon Petroleum Corp.	148	9,465
Parsley Energy, Inc. Class A	979	15,478
Phillips 66 Co.	96	11,215
		1,398,804
FINANCIALS - 20.6%
Banks - 9.4%
Bank of America Corp.	13,547	423,615
Citigroup, Inc.	5,186	372,666
Citizens Financial Group, Inc.	765	26,897
East West Bancorp, Inc.	149	6,395
JPMorgan Chase & Co.	6,057	756,635
M&T Bank Corp.	672	105,188
Regions Financial Corp.	4,736	76,250
SunTrust Banks, Inc.	355	24,261
U.S. Bancorp	296	16,878
Wells Fargo & Co.	8,395	433,434
		2,242,219
Capital Markets - 2.5%
Affiliated Managers Group, Inc.	282	22,526
Ameriprise Financial, Inc.	122	18,409
Bank of New York Mellon Corp.	1,478	69,097
BlackRock, Inc. Class A	30	13,851
Charles Schwab Corp.	66	2,687
CME Group, Inc.	20	4,115
Donnelley Financial Solutions, Inc. (a)	55	622
Goldman Sachs Group, Inc.	6	1,280
Invesco Ltd.	7,172	120,633
Legg Mason, Inc.	219	8,160
LPL Financial	262	21,180
MarketAxess Holdings, Inc.	41	15,112
Morgan Stanley	4,535	208,837
S&P Global, Inc.	48	12,384
SEI Investments Co.	42	2,517
State Street Corp.	996	65,806
		587,216
Consumer Finance - 1.5%
Ally Financial, Inc.	3,554	108,859
Capital One Financial Corp.	404	37,673
Discover Financial Services	35	2,809
Navient Corp.	4,880	67,198
Synchrony Financial	3,739	132,248
		348,787
Diversified Financial Services - 2.5%
Berkshire Hathaway, Inc. Class B (a)	2,599	552,495
Jefferies Financial Group, Inc.	2,220	41,447
		593,942
Insurance - 4.4%
Allstate Corp.	1,526	162,397
American National Insurance Co.	27	3,239
Arch Capital Group Ltd. (a)	1,394	58,213
Chubb Ltd.	12	1,829
CNA Financial Corp.	48	2,152
First American Financial Corp.	2,080	128,502
FNF Group	1,810	82,970
Hanover Insurance Group, Inc.	168	22,127
Hartford Financial Services Group, Inc.	2,397	136,821
Kemper Corp.	94	6,757
Lincoln National Corp.	599	33,832
Loews Corp.	1,616	79,184
Old Republic International Corp.	1,402	31,321
Primerica, Inc.	251	31,671
Progressive Corp.	2,070	144,279
Prudential Financial, Inc.	207	18,866
Selective Insurance Group, Inc.	241	16,658
Unum Group	3,261	89,808
W.R. Berkley Corp.	1	70
		1,050,696
Mortgage Real Estate Investment Trusts - 0.2%
MFA Financial, Inc.	6,218	47,195
Thrifts & Mortgage Finance - 0.1%
Essent Group Ltd.	118	6,147
Radian Group, Inc.	368	9,237
		15,384

TOTAL FINANCIALS		4,885,439

HEALTH CARE - 13.7%
Biotechnology - 2.0%
Amgen, Inc.	517	110,250
Biogen, Inc. (a)	611	182,512
Gilead Sciences, Inc.	1,407	89,640
Regeneron Pharmaceuticals, Inc. (a)	333	101,991
		484,393
Health Care Equipment & Supplies - 4.6%
Abbott Laboratories	2,786	232,937
Baxter International, Inc.	1,468	112,596
Boston Scientific Corp. (a)	390	16,263
Danaher Corp.	1,142	157,390
Edwards Lifesciences Corp. (a)	293	69,845
Haemonetics Corp. (a)	77	9,296
Hill-Rom Holdings, Inc.	520	54,439
Hologic, Inc. (a)	2,429	117,345
Medtronic PLC	2,732	297,515
Zimmer Biomet Holdings, Inc.	168	23,223
		1,090,849
Health Care Providers & Services - 1.1%
Anthem, Inc.	22	5,920
CVS Health Corp.	2,073	137,626
Molina Healthcare, Inc. (a)	909	106,935
		250,481
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	881	66,736
Medpace Holdings, Inc. (a)	49	3,608
Thermo Fisher Scientific, Inc.	164	49,525
		119,869
Pharmaceuticals - 5.5%
Allergan PLC	315	55,475
Bristol-Myers Squibb Co.	3,652	209,515
Johnson & Johnson	3,594	474,552
Merck & Co., Inc.	1,515	131,290
Mylan NV (a)	6,889	131,924
Pfizer, Inc.	7,518	288,466
		1,291,222

TOTAL HEALTH CARE		3,236,814

INDUSTRIALS - 9.6%
Aerospace & Defense - 3.2%
Arconic, Inc.	4,784	131,416
Harris Corp.	718	148,131
Lockheed Martin Corp.	105	39,551
Moog, Inc. Class A	595	49,807
Northrop Grumman Corp.	142	50,052
Parsons Corp.	684	24,350
Raytheon Co.	47	9,974
United Technologies Corp.	2,115	303,672
		756,953
Airlines - 0.2%
Southwest Airlines Co.	796	44,679
Building Products - 0.7%
Fortune Brands Home & Security, Inc.	33	1,982
Johnson Controls International PLC	3,283	142,252
Simpson Manufacturing Co. Ltd.	54	4,463
Universal Forest Products, Inc.	200	10,072
		158,769
Commercial Services & Supplies - 1.3%
Brady Corp. Class A	207	11,662
Cintas Corp.	119	31,972
Herman Miller, Inc.	435	20,228
KAR Auction Services, Inc.	1,578	39,229
Republic Services, Inc.	1,461	127,852
UniFirst Corp.	271	54,428
Waste Management, Inc.	301	33,775
		319,146
Construction & Engineering - 0.5%
EMCOR Group, Inc.	1,174	102,972
Valmont Industries, Inc.	38	5,213
		108,185
Electrical Equipment - 0.3%
Eaton Corp. PLC	776	67,597
Industrial Conglomerates - 0.1%
General Electric Co.	2,993	29,870
Machinery - 1.8%
AGCO Corp.	1,630	125,005
Allison Transmission Holdings, Inc.	219	9,551
Caterpillar, Inc.	502	69,176
Crane Co.	70	5,356
Cummins, Inc.	818	141,089
Dover Corp.	65	6,753
Gates Industrial Corp. PLC (a)	236	2,360
Oshkosh Corp.	375	32,018
Rexnord Corp. (a)	362	10,241
Timken Co.	380	18,620
Woodward, Inc.	88	9,386
		429,555
Professional Services - 0.3%
FTI Consulting, Inc. (a)	397	43,221
Nielsen Holdings PLC	913	18,406
Robert Half International, Inc.	183	10,480
		72,107
Road & Rail - 1.2%
CSX Corp.	2,164	152,064
Kansas City Southern	948	133,459
Norfolk Southern Corp.	30	5,460
		290,983

TOTAL INDUSTRIALS		2,277,844

INFORMATION TECHNOLOGY - 7.5%
Communications Equipment - 0.4%
Ciena Corp. (a)	917	34,039
Cisco Systems, Inc.	915	43,472
Juniper Networks, Inc.	535	13,279
		90,790
Electronic Equipment & Components - 0.4%
Avnet, Inc.	806	31,885
Keysight Technologies, Inc. (a)	305	30,778
National Instruments Corp.	200	8,278
SYNNEX Corp.	145	17,072
Tech Data Corp. (a)	124	15,066
		103,079
IT Services - 0.8%
Amdocs Ltd.	1,906	124,271
CoreLogic, Inc. (a)	162	6,559
Genpact Ltd.	66	2,585
IBM Corp.	381	50,951
		184,366
Semiconductors & Semiconductor Equipment - 3.9%
Applied Materials, Inc.	2,279	123,659
Cirrus Logic, Inc. (a)	695	47,232
Intel Corp.	9,298	525,616
Lam Research Corp.	81	21,954
Micron Technology, Inc. (a)	2,131	101,329
Qualcomm, Inc.	1,468	118,086
		937,876
Software - 1.5%
Cadence Design Systems, Inc. (a)	1,703	111,291
Cerence, Inc. (a)	454	7,037
LogMeIn, Inc.	143	9,392
Microsoft Corp.	80	11,470
Nuance Communications, Inc. (a)	3,922	64,007
Synopsys, Inc. (a)	806	109,415
Verint Systems, Inc. (a)	729	33,089
		345,701
Technology Hardware, Storage & Peripherals - 0.5%
Dell Technologies, Inc. (a)	458	24,224
Hewlett Packard Enterprise Co.	472	7,746
Xerox Holdings Corp.	2,745	93,138
		125,108

TOTAL INFORMATION TECHNOLOGY		1,786,920

MATERIALS - 3.9%
Chemicals - 2.3%
CF Industries Holdings, Inc.	1,227	55,644
Corteva, Inc.	1,555	41,021
DowDuPont, Inc.	2,481	163,523
Eastman Chemical Co.	1,710	130,028
Huntsman Corp.	5,110	113,084
Linde PLC	274	54,348
		557,648
Construction Materials - 0.2%
Vulcan Materials Co.	313	44,718
Containers & Packaging - 0.2%
Graphic Packaging Holding Co.	1,142	17,884
International Paper Co.	455	19,874
		37,758
Metals & Mining - 1.0%
Newmont Goldcorp Corp.	2,585	102,702
Reliance Steel & Aluminum Co.	1,131	131,241
		233,943
Paper & Forest Products - 0.2%
Domtar Corp.	1,282	46,652

TOTAL MATERIALS		920,719

REAL ESTATE - 3.5%
Equity Real Estate Investment Trusts (REITs) - 3.4%
American Assets Trust, Inc.	236	11,555
American Campus Communities, Inc.	147	7,347
Apple Hospitality (REIT), Inc.	3,116	51,352
Brixmor Property Group, Inc.	6,021	132,582
Camden Property Trust (SBI)	215	24,590
Columbia Property Trust, Inc.	58	1,190
Crown Castle International Corp.	111	15,406
EastGroup Properties, Inc.	133	17,815
Essex Property Trust, Inc.	43	14,067
Gaming & Leisure Properties	633	25,548
Hospitality Properties Trust (SBI)	792	20,038
Host Hotels & Resorts, Inc.	2,876	47,138
Life Storage, Inc.	359	39,102
Outfront Media, Inc.	1,901	50,015
Park Hotels & Resorts, Inc.	2,425	56,381
Prologis, Inc.	14	1,229
PS Business Parks, Inc.	88	15,888
Realty Income Corp.	495	40,486
Retail Properties America, Inc.	606	8,339
RLJ Lodging Trust	81	1,329
Store Capital Corp.	1,929	78,125
Sunstone Hotel Investors, Inc.	2,625	35,464
Ventas, Inc.	637	41,469
VEREIT, Inc.	4,334	42,647
VICI Properties, Inc.	1,025	24,139
Weingarten Realty Investors (SBI)	204	6,473
		809,714
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	187	10,014
Jones Lang LaSalle, Inc.	9	1,319
		11,333

TOTAL REAL ESTATE		821,047

UTILITIES - 5.4%
Electric Utilities - 3.1%
Duke Energy Corp.	990	93,317
Exelon Corp.	3,995	181,733
IDACORP, Inc.	57	6,134
NextEra Energy, Inc.	269	64,113
OGE Energy Corp.	2,396	103,172
PNM Resources, Inc.	481	25,084
Portland General Electric Co.	1,949	110,859
PPL Corp.	2,376	79,572
Xcel Energy, Inc.	1,023	64,971
		728,955
Gas Utilities - 0.5%
Southwest Gas Holdings, Inc.	87	7,595
UGI Corp.	2,346	111,834
		119,429
Independent Power and Renewable Electricity Producers - 1.0%
The AES Corp.	7,672	130,808
Vistra Energy Corp.	4,507	121,824
		252,632
Multi-Utilities - 0.6%
Ameren Corp.	715	55,556
MDU Resources Group, Inc.	2,798	80,834
NorthWestern Energy Corp.	22	1,595
		137,985
Water Utilities - 0.2%
American States Water Co.	16	1,522
American Water Works Co., Inc.	383	47,212
		48,734

TOTAL UTILITIES		1,287,735

TOTAL COMMON STOCKS
(Cost $21,523,502)		22,301,385

Money Market Funds - 5.7%
Fidelity Cash Central Fund 1.83% (b)
(Cost $1,342,291)	1,342,022	1,342,291
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $22,865,793)		23,643,676
NET OTHER ASSETS (LIABILITIES) - 0.2%		51,947
NET ASSETS - 100%		$23,695,623

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	9	Dec. 2019	$1,366,110	$22,217	$22,217

The notional amount of futures purchased as a percentage of Net Assets is 5.8%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,208
Total	$11,208

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,144,639	$2,144,639	$--	$--
Consumer Discretionary	1,528,662	1,528,662	--	--
Consumer Staples	2,012,762	2,012,762	--	--
Energy	1,398,804	1,398,804	--	--
Financials	4,885,439	4,885,439	--	--
Health Care	3,236,814	3,236,814	--	--
Industrials	2,277,844	2,277,844	--	--
Information Technology	1,786,920	1,786,920	--	--
Materials	920,719	920,719	--	--
Real Estate	821,047	821,047	--	--
Utilities	1,287,735	1,287,735	--	--
Money Market Funds	1,342,291	1,342,291	--	--
Total Investments in Securities:	$23,643,676	$23,643,676	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$22,217	$22,217	$--	$--
Total Assets	$22,217	$22,217	$--	$--
Total Derivative Instruments:	$22,217	$22,217	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$22,217	$0
Total Equity Risk	22,217	0
Total Value of Derivatives	$22,217	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $21,523,502)	$22,301,385
Fidelity Central Funds (cost $1,342,291)	1,342,291
Total Investment in Securities (cost $22,865,793)		$23,643,676
Segregated cash with brokers for derivative instruments		56,700
Cash		16,685
Receivable for investments sold		204,704
Receivable for fund shares sold		9,006
Dividends receivable		33,622
Distributions receivable from Fidelity Central Funds		1,287
Total assets		23,965,680
Liabilities
Payable for investments purchased	$217,963
Payable for fund shares redeemed	46,694
Payable for daily variation margin on futures contracts	5,400
Total liabilities		270,057
Net Assets		$23,695,623
Net Assets consist of:
Paid in capital		$22,719,027
Total accumulated earnings (loss)		976,596
Net Assets, for 2,274,724 shares outstanding		$23,695,623
Net Asset Value, offering price and redemption price per share ($23,695,623 ÷ 2,274,724 shares)		$10.42

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 27, 2019 (commencement of operations) to October 31, 2019 (Unaudited)
Investment Income
Dividends		$223,046
Income from Fidelity Central Funds		11,208
Total income		234,254
Expenses
Independent trustees' fees and expenses	$37
Total expenses		37
Net investment income (loss)		234,217
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(63,587)
Futures contracts	5,866
Total net realized gain (loss)		(57,721)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	777,883
Futures contracts	22,217
Total change in net unrealized appreciation (depreciation)		800,100
Net gain (loss)		742,379
Net increase (decrease) in net assets resulting from operations		$976,596

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 27, 2019 (commencement of operations) to October 31, 2019 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$234,217
Net realized gain (loss)	(57,721)
Change in net unrealized appreciation (depreciation)	800,100
Net increase (decrease) in net assets resulting from operations	976,596
Share transactions
Proceeds from sales of shares	30,005,931
Cost of shares redeemed	(7,286,904)
Net increase (decrease) in net assets resulting from share transactions	22,719,027
Total increase (decrease) in net assets	23,695,623
Net Assets
Beginning of period	–
End of period	$23,695,623
Other Information
Shares
Sold	2,996,340
Redeemed	(721,616)
Net increase (decrease)	2,274,724

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Large Cap Value II Fund

Six months ended (Unaudited) October 31,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.09
Net realized and unrealized gain (loss)	.33
Total from investment operations	.42
Net asset value, end of period	$10.42
Total ReturnC	4.20%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G
Expenses net of fee waivers, if anyF	- %G
Expenses net of all reductionsF	- %G
Net investment income (loss)	2.70%G
Supplemental Data
Net assets, end of period (000 omitted)	$23,696
Portfolio turnover rateH	52%I

 A For the period June 27, 2019 (commencement of operations) to October 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2019

1. Organization.

Fidelity Flex Large Cap Value II Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,324,891
Gross unrealized depreciation	(592,771)
Net unrealized appreciation (depreciation)	$732,120
Tax cost	$22,933,773

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $34,480,953 and $12,888,315, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 27, 2019 to October 31, 2019). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (May 1, 2019 to October 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value October 31, 2019	Expenses Paid During Period
Actual	- %-B	$1,000.00	$1,042.00	$--C,D
Hypothetical-E		$1,000.00	$1,025.14	$--D,F

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Amount represents less than .005%.

 C Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 127/366 (to reflect the period June 27, 2019 to October 31, 2019).

 D Amount represents less than $.005.

 E 5% return per year before expenses

 F Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Large Cap Value II Fund

On March 6, 2019, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR), the sub-advisory agreements with affiliates of FMR, and the sub-advisory agreement with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to certain Fidelity fee-based programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of the program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund with the exception of taxes, fees and expenses of the Independent Trustees, interest, 12b-1 fees, proxy and shareholder meeting expenses, and non-recurring and/or extraordinary expenses, such as litigation. The Board further noted that the fund will also pay its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to approve the fund's Advisory Contracts.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved.

FLV-SANN-1219
1.9893833.100

Fidelity® Mid-Cap Stock K6 Fund

Semi-Annual Report

October 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2019

% of fund's net assets
NVR, Inc.	2.0
Amphenol Corp. Class A	1.5
Radian Group, Inc.	1.6
Huntington Bancshares, Inc.	1.4
WNS Holdings Ltd. sponsored ADR	1.4
M&T Bank Corp.	1.4
Reinsurance Group of America, Inc.	1.3
OGE Energy Corp.	1.3
VICI Properties, Inc.	1.3
Huntington Ingalls Industries, Inc.	1.2
14.4

Top Five Market Sectors as of October 31, 2019

% of fund's net assets
Financials	21.4
Consumer Discretionary	14.6
Industrials	11.2
Information Technology	9.8
Health Care	8.3

Asset Allocation (% of fund's net assets)

As of October 31, 2019*
Stocks	92.6%
Short-Term Investments and Net Other Assets (Liabilities)	7.4%

 * Foreign investments - 14.6%

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.6%
	Shares	Value
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.6%
Cogent Communications Group, Inc.	6,655	$390,249
Iridium Communications, Inc. (a)	12,099	296,063
		686,312
Media - 0.6%
Nexstar Broadcasting Group, Inc. Class A	4,034	392,468
Sinclair Broadcast Group, Inc. Class A	10,183	405,691
		798,159
Wireless Telecommunication Services - 0.7%
Sprint Corp. (a)	130,028	807,474

TOTAL COMMUNICATION SERVICES		2,291,945

CONSUMER DISCRETIONARY - 14.6%
Automobiles - 1.1%
Aston Martin Lagonda Global Holdings PLC (a)(b)	55,500	287,064
Fiat Chrysler Automobiles NV	66,938	1,025,490
		1,312,554
Hotels, Restaurants & Leisure - 2.8%
ARAMARK Holdings Corp.	21,389	935,983
Drive Shack, Inc. (a)	56,738	226,385
Dunkin' Brands Group, Inc.	6,957	546,959
Wyndham Hotels & Resorts, Inc.	19,553	1,055,275
Wynn Resorts Ltd.	5,243	636,186
		3,400,788
Household Durables - 3.7%
D.R. Horton, Inc.	20,963	1,097,832
Lennar Corp. Class A	10,160	605,536
Mohawk Industries, Inc. (a)	2,338	335,222
NVR, Inc. (a)	681	2,476,513
		4,515,103
Leisure Products - 0.8%
Peloton Interactive, Inc. Class A (a)(c)	42,859	1,023,044
Multiline Retail - 1.4%
Dollar General Corp.	7,481	1,199,504
Dollar Tree, Inc. (a)	5,336	589,094
		1,788,598
Specialty Retail - 2.7%
AutoZone, Inc. (a)	589	674,040
Best Buy Co., Inc.	4,955	355,918
National Vision Holdings, Inc. (a)	28,498	678,252
Ross Stores, Inc.	8,369	917,828
Tiffany & Co., Inc.	5,881	732,243
		3,358,281
Textiles, Apparel & Luxury Goods - 2.1%
Brunello Cucinelli SpA	36,600	1,146,225
PVH Corp.	5,452	475,196
Tapestry, Inc.	19,464	503,339
Under Armour, Inc. Class A (sub. vtg.) (a)	19,464	401,932
		2,526,692

TOTAL CONSUMER DISCRETIONARY		17,925,060

CONSUMER STAPLES - 4.1%
Food & Staples Retailing - 1.7%
Kroger Co.	19,460	479,494
Performance Food Group Co. (a)	17,326	738,261
U.S. Foods Holding Corp. (a)	22,882	907,729
		2,125,484
Food Products - 1.5%
Bunge Ltd.	8,130	439,020
Conagra Brands, Inc.	21,386	578,491
Greencore Group PLC	281,179	846,459
		1,863,970
Personal Products - 0.9%
Coty, Inc. Class A	25,667	300,047
Edgewell Personal Care Co. (a)	21,282	744,870
		1,044,917

TOTAL CONSUMER STAPLES		5,034,371

ENERGY - 5.1%
Energy Equipment & Services - 0.8%
Borr Drilling Ltd. (a)	37,912	255,312
Oceaneering International, Inc. (a)	35,077	496,690
Pacific Drilling SA (a)	16,361	40,903
TechnipFMC PLC	11,762	232,064
		1,024,969
Oil, Gas & Consumable Fuels - 4.3%
Cabot Oil & Gas Corp.	26,303	490,288
Cheniere Energy, Inc. (a)	12,907	794,426
GasLog Ltd.	20,532	281,494
Golar LNG Ltd.	34,887	480,394
Hess Corp.	16,978	1,116,304
Kosmos Energy Ltd.	125,356	777,207
New Fortress Energy LLC	22,162	382,073
The Williams Companies, Inc.	39,564	882,673
		5,204,859

TOTAL ENERGY		6,229,828

FINANCIALS - 21.4%
Banks - 8.9%
Bank of Hawaii Corp.	8,235	718,998
Cullen/Frost Bankers, Inc.	11,795	1,062,494
First Horizon National Corp.	60,206	961,490
Huntington Bancshares, Inc.	121,481	1,716,527
M&T Bank Corp.	10,818	1,693,342
Prosperity Bancshares, Inc.	15,792	1,089,964
Signature Bank	10,476	1,239,520
SunTrust Banks, Inc.	11,012	752,560
UMB Financial Corp.	10,990	717,207
Wintrust Financial Corp.	14,735	940,388
		10,892,490
Capital Markets - 3.1%
Cboe Global Markets, Inc.	3,731	429,625
Lazard Ltd. Class A	15,248	569,208
Northern Trust Corp.	9,075	904,596
Raymond James Financial, Inc.	5,099	425,716
The NASDAQ OMX Group, Inc.	8,167	814,822
TPG Specialty Lending, Inc.	34,387	732,443
		3,876,410
Insurance - 7.8%
American Financial Group, Inc.	10,181	1,059,231
Arch Capital Group Ltd. (a)	31,152	1,300,908
Axis Capital Holdings Ltd.	11,441	679,939
Beazley PLC	51,221	389,138
First American Financial Corp.	17,647	1,090,232
FNF Group	19,870	910,841
Globe Life, Inc.	8,665	843,364
Hartford Financial Services Group, Inc.	14,653	836,393
Hiscox Ltd.	17,141	330,612
Principal Financial Group, Inc.	9,982	532,839
Reinsurance Group of America, Inc.	10,072	1,636,398
		9,609,895
Thrifts & Mortgage Finance - 1.6%
Radian Group, Inc.	76,269	1,914,352

TOTAL FINANCIALS		26,293,147

HEALTH CARE - 8.3%
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp. (a)	18,716	780,457
Hologic, Inc. (a)	12,278	593,150
ResMed, Inc.	4,600	680,432
Wright Medical Group NV (a)	20,066	417,373
		2,471,412
Health Care Providers & Services - 2.8%
Centene Corp. (a)	7,615	404,204
Henry Schein, Inc. (a)	11,192	700,451
Molina Healthcare, Inc. (a)	10,117	1,190,164
Universal Health Services, Inc. Class B	8,450	1,161,537
		3,456,356
Life Sciences Tools & Services - 1.4%
Bruker Corp.	19,415	863,968
Lonza Group AG	2,420	870,857
		1,734,825
Pharmaceuticals - 2.1%
Catalent, Inc. (a)	20,544	999,466
Perrigo Co. PLC	12,618	669,006
Recordati SpA	12,301	516,806
Zogenix, Inc. (a)	8,974	400,689
		2,585,967

TOTAL HEALTH CARE		10,248,560

INDUSTRIALS - 11.2%
Aerospace & Defense - 1.8%
Huntington Ingalls Industries, Inc.	6,402	1,444,675
Kratos Defense & Security Solutions, Inc. (a)	39,223	740,530
		2,185,205
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	1,160	87,742
XPO Logistics, Inc. (a)	12,189	931,240
		1,018,982
Commercial Services & Supplies - 1.4%
IAA Spinco, Inc. (a)	11,118	424,152
KAR Auction Services, Inc.	11,013	273,783
Stericycle, Inc. (a)	10,486	603,994
U.S. Ecology, Inc.	6,554	407,855
		1,709,784
Electrical Equipment - 3.2%
AMETEK, Inc.	14,254	1,306,379
Generac Holdings, Inc. (a)	13,783	1,331,162
Melrose Industries PLC	316,200	872,836
Regal Beloit Corp.	6,628	490,803
		4,001,180
Machinery - 2.1%
Donaldson Co., Inc.	25,967	1,369,500
Gardner Denver Holdings, Inc. (a)	18,500	588,855
Pentair PLC	15,828	656,387
		2,614,742
Marine - 0.0%
Goodbulk Ltd. (a)(d)	1,500	20,042
Professional Services - 0.7%
Equifax, Inc.	6,107	834,888
Road & Rail - 1.2%
Knight-Swift Transportation Holdings, Inc. Class A	23,840	869,206
Lyft, Inc.	13,553	561,636
		1,430,842

TOTAL INDUSTRIALS		13,815,665

INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 0.3%
Ericsson (B Shares)	35,592	311,031
Electronic Equipment & Components - 3.0%
Amphenol Corp. Class A	19,097	1,916,002
Fabrinet (a)	18,832	1,058,923
Keysight Technologies, Inc. (a)	7,484	755,210
		3,730,135
IT Services - 5.8%
Akamai Technologies, Inc. (a)	9,780	845,970
Black Knight, Inc. (a)	20,963	1,345,825
Euronet Worldwide, Inc. (a)	2,522	353,257
Fiserv, Inc. (a)	10,326	1,096,002
FleetCor Technologies, Inc. (a)	1,080	317,758
Leidos Holdings, Inc.	10,873	937,579
Verra Mobility Corp. (a)	33,911	486,623
WNS Holdings Ltd. sponsored ADR (a)	27,431	1,696,333
		7,079,347
Software - 0.7%
Citrix Systems, Inc.	7,865	856,184

TOTAL INFORMATION TECHNOLOGY		11,976,697

MATERIALS - 3.1%
Chemicals - 1.5%
International Flavors & Fragrances, Inc.	5,772	704,242
LG Chemical Ltd.	1,321	347,100
Nutrien Ltd.	8,571	410,036
Olin Corp.	23,738	435,355
		1,896,733
Containers & Packaging - 0.2%
Avery Dennison Corp.	1,500	191,790
Metals & Mining - 1.4%
Franco-Nevada Corp.	5,949	577,240
Newcrest Mining Ltd.	22,608	493,495
Novagold Resources, Inc. (a)	91,252	663,726
		1,734,461

TOTAL MATERIALS		3,822,984

REAL ESTATE - 8.2%
Equity Real Estate Investment Trusts (REITs) - 8.2%
Apartment Investment & Management Co. Class A	15,931	874,293
Cousins Properties, Inc.	22,780	914,161
Gaming & Leisure Properties	17,246	696,049
Healthcare Realty Trust, Inc.	29,949	1,041,327
Healthcare Trust of America, Inc.	28,766	891,746
National Retail Properties, Inc.	17,991	1,059,850
SBA Communications Corp. Class A	3,026	728,207
Spirit Realty Capital, Inc.	13,796	687,593
Taubman Centers, Inc.	16,153	577,954
VEREIT, Inc.	106,849	1,051,394
VICI Properties, Inc.	65,791	1,549,378
		10,071,952
UTILITIES - 4.9%
Electric Utilities - 3.4%
Alliant Energy Corp.	26,029	1,388,387
IDACORP, Inc.	10,127	1,089,868
OGE Energy Corp.	37,604	1,619,228
		4,097,483
Gas Utilities - 1.5%
Atmos Energy Corp.	12,295	1,382,942
Spire, Inc.	5,776	485,531
		1,868,473

TOTAL UTILITIES		5,965,956

TOTAL COMMON STOCKS
(Cost $108,454,621)		113,676,165
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pacific Drilling SA 12% 4/1/24 pay-in-kind (b)(e)
(Cost $7,010)	10,600	4,399
	Shares	Value

Money Market Funds - 7.5%
Fidelity Cash Central Fund 1.83% (f)	9,054,600	9,056,411
Fidelity Securities Lending Cash Central Fund 1.84% (f)(g)	181,857	181,875
TOTAL MONEY MARKET FUNDS
(Cost $9,238,286)		9,238,286
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $117,699,917)		122,918,850
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(114,088)
NET ASSETS - 100%		$122,804,762

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $291,463 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$34,882
Fidelity Securities Lending Cash Central Fund	343
Total	$35,225

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,291,945	$2,291,945	$--	$--
Consumer Discretionary	17,925,060	17,925,060	--	--
Consumer Staples	5,034,371	5,034,371	--	--
Energy	6,229,828	6,229,828	--	--
Financials	26,293,147	26,293,147	--	--
Health Care	10,248,560	10,248,560	--	--
Industrials	13,815,665	13,795,623	--	20,042
Information Technology	11,976,697	11,665,666	311,031	--
Materials	3,822,984	3,329,489	493,495	--
Real Estate	10,071,952	10,071,952	--	--
Utilities	5,965,956	5,965,956	--	--
Corporate Bonds	4,399	--	4,399	--
Money Market Funds	9,238,286	9,238,286	--	--
Total Investments in Securities:	$122,918,850	$122,089,883	$808,925	$20,042

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.4%
Bermuda	3.5%
Ireland	1.8%
United Kingdom	1.4%
Bailiwick of Jersey	1.4%
Italy	1.4%
Canada	1.3%
Netherlands	1.2%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $179,025) — See accompanying schedule: Unaffiliated issuers (cost $108,461,631)	$113,680,564
Fidelity Central Funds (cost $9,238,286)	9,238,286
Total Investment in Securities (cost $117,699,917)		$122,918,850
Cash		21,452
Receivable for investments sold		849,109
Receivable for fund shares sold		9
Dividends receivable		33,582
Interest receivable		99
Distributions receivable from Fidelity Central Funds		14,251
Other receivables		13
Total assets		123,837,365
Liabilities
Payable for investments purchased	$757,209
Payable for fund shares redeemed	48,774
Accrued management fee	44,745
Collateral on securities loaned	181,875
Total liabilities		1,032,603
Net Assets		$122,804,762
Net Assets consist of:
Paid in capital		$117,528,264
Total accumulated earnings (loss)		5,276,498
Net Assets, for 11,838,954 shares outstanding		$122,804,762
Net Asset Value, offering price and redemption price per share ($122,804,762 ÷ 11,838,954 shares)		$10.37

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 13, 2019 (commencement of operations) to October 31, 2019 (Unaudited)
Investment Income
Dividends		$365,143
Interest		164
Income from Fidelity Central Funds (including $343 from security lending)		35,225
Total income		400,532
Expenses
Management fee	$108,248
Independent trustees' fees and expenses	64
Total expenses before reductions	108,312
Expense reductions	(22)
Total expenses after reductions		108,290
Net investment income (loss)		292,242
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(235,233)
Foreign currency transactions	830
Total net realized gain (loss)		(234,403)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	5,218,933
Assets and liabilities in foreign currencies	(274)
Total change in net unrealized appreciation (depreciation)		5,218,659
Net gain (loss)		4,984,256
Net increase (decrease) in net assets resulting from operations		$5,276,498

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 13, 2019 (commencement of operations) to October 31, 2019 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$292,242
Net realized gain (loss)	(234,403)
Change in net unrealized appreciation (depreciation)	5,218,659
Net increase (decrease) in net assets resulting from operations	5,276,498
Share transactions
Proceeds from sales of shares	121,937,669
Cost of shares redeemed	(4,409,405)
Net increase (decrease) in net assets resulting from share transactions	117,528,264
Total increase (decrease) in net assets	122,804,762
Net Assets
Beginning of period	–
End of period	$122,804,762
Other Information
Shares
Sold	12,274,640
Redeemed	(435,686)
Net increase (decrease)	11,838,954

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid-Cap Stock K6 Fund

Six months ended (Unaudited) October 31,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.05
Net realized and unrealized gain (loss)	.32
Total from investment operations	.37
Net asset value, end of period	$10.37
Total ReturnC,D	3.70%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G
Expenses net of fee waivers, if any	.45%G
Expenses net of all reductions	.45%G
Net investment income (loss)	1.21%G
Supplemental Data
Net assets, end of period (000 omitted)	$122,805
Portfolio turnover rateH	19%I,J

 A For the period June 13, 2019 (commencement of operations) to October 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2019

1. Organization.

Fidelity Mid-Cap Stock K6 Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,115,798
Gross unrealized depreciation	(1,900,258)
Net unrealized appreciation (depreciation)	$5,215,540
Tax cost	$117,703,310

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $8,417,555 and $9,980,627, respectively.

Unaffiliated Exchanges In-Kind. During the period, the Fund received investments and cash valued at $6,840,295 in exchange for 677,928 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $305 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Exchanges In-Kind. During the period, the Fund received investments, including accrued interest, and cash valued at $112,603,573 in exchange for 11,351,167 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $179,025. Total fees paid by the Fund to NFS, as lending agent, amounted to $37. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $26 from securities loaned to NFS, as affiliated borrower.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $22 for the period.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 13, 2019 to October 31, 2019). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (May 1, 2019 to October 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value October 31, 2019	Expenses Paid During Period
Actual	.45%	$1,000.00	$1,037.00	$1.77-B
Hypothetical-C		$1,000.00	$1,022.87	$2.29-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 141/366 (to reflect the period June 13, 2019 to October 31, 2019).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid-Cap Stock K6 Fund

On March 6, 2019, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio  ..In reviewing the Advisory Contracts, the Board considered the fund's proposed management fee rate out of which FMR will pay all operating expenses, with certain limited exceptions, and the projected total expense ratio of the fund. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

MCS-K6-SANN-1219
1.9893889.100

Fidelity® Founders Fund

Semi-Annual Report

October 31, 2019

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of October 31, 2019

% of fund's net assets
Microsoft Corp.	6.1
Alphabet, Inc. Class C	5.4
Amazon.com, Inc.	4.9
Salesforce.com, Inc.	3.5
Danaher Corp.	2.8
22.7

Top Five Market Sectors as of October 31, 2019

% of fund's net assets
Information Technology	28.5
Health Care	15.4
Consumer Discretionary	14.0
Communication Services	9.5
Industrials	8.6

Asset Allocation (% of fund's net assets)

As of October 31, 2019*
Stocks	96.2%
Short-Term Investments and Net Other Assets (Liabilities)	3.8%

 * Foreign investments - 9.3%

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
COMMUNICATION SERVICES - 9.5%
Entertainment - 1.0%
Netflix, Inc. (a)	469	$134,795
World Wrestling Entertainment, Inc. Class A	1,609	90,168
		224,963
Interactive Media & Services - 8.5%
Alphabet, Inc. Class C (a)	956	1,204,665
Facebook, Inc. Class A (a)	3,218	616,730
Tencent Holdings Ltd. sponsored ADR	2,386	96,633
		1,918,028

TOTAL COMMUNICATION SERVICES		2,142,991

CONSUMER DISCRETIONARY - 14.0%
Diversified Consumer Services - 0.6%
Arco Platform Ltd. Class A (a)	3,022	125,413
Hotels, Restaurants & Leisure - 2.1%
Boyd Gaming Corp.	1,632	44,472
Chipotle Mexican Grill, Inc. (a)	296	230,335
Marriott International, Inc. Class A	512	64,794
Melco Crown Entertainment Ltd. sponsored ADR	1,509	32,504
Monarch Casino & Resort, Inc. (a)	443	19,133
Shake Shack, Inc. Class A (a)	962	79,153
		470,391
Household Durables - 1.0%
D.R. Horton, Inc.	3,328	174,287
Toll Brothers, Inc.	1,606	63,871
		238,158
Internet & Direct Marketing Retail - 7.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,245	219,954
Amazon.com, Inc. (a)	621	1,103,306
GrubHub, Inc. (a)	1,613	54,939
MercadoLibre, Inc. (a)	134	69,884
Pinduoduo, Inc. ADR (a)	2,802	114,546
The RealReal, Inc.	4,673	107,993
Wayfair LLC Class A (a)	60	4,934
		1,675,556
Multiline Retail - 1.5%
Dollar Tree, Inc. (a)	3,113	343,675
Specialty Retail - 0.6%
Five Below, Inc. (a)	1,131	141,499
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	1,309	40,671
Gildan Activewear, Inc.	1,046	26,704
Moncler SpA	1,100	42,375
Ralph Lauren Corp.	637	61,190
		170,940

TOTAL CONSUMER DISCRETIONARY		3,165,632

CONSUMER STAPLES - 2.1%
Beverages - 1.7%
Boston Beer Co., Inc. Class A (a)	503	188,353
Fever-Tree Drinks PLC	2,469	59,487
Monster Beverage Corp. (a)	2,310	129,660
		377,500
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	506	94,253

TOTAL CONSUMER STAPLES		471,753

ENERGY - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
Continental Resources, Inc.	2,117	62,388
Hess Corp.	5,906	388,320
Parsley Energy, Inc. Class A	2,185	34,545
Pioneer Natural Resources Co.	1,327	163,248
		648,501
FINANCIALS - 8.3%
Banks - 2.8%
First Republic Bank	2,442	259,731
Signature Bank	3,155	373,300
		633,031
Capital Markets - 4.2%
BlackRock, Inc. Class A	193	89,108
EQT AB (a)	800	7,675
Intercontinental Exchange, Inc.	2,122	200,147
Morningstar, Inc.	1,933	312,837
The Blackstone Group LP	3,616	192,227
Tradeweb Markets, Inc. Class A	3,451	144,079
		946,073
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. Class B (a)	1,057	224,697
Thrifts & Mortgage Finance - 0.3%
LendingTree, Inc. (a)	169	60,815

TOTAL FINANCIALS		1,864,616

HEALTH CARE - 15.4%
Biotechnology - 4.0%
Argenx SE ADR (a)	1,827	223,734
Ascendis Pharma A/S sponsored ADR (a)	484	53,521
Blueprint Medicines Corp. (a)	512	35,246
Neurocrine Biosciences, Inc. (a)	1,293	128,641
Vertex Pharmaceuticals, Inc. (a)	2,414	471,889
		913,031
Health Care Equipment & Supplies - 7.4%
Boston Scientific Corp. (a)	6,836	285,061
Danaher Corp.	4,629	637,969
Genmark Diagnostics, Inc. (a)	883	4,954
Hologic, Inc. (a)	2,258	109,084
Masimo Corp. (a)	1,927	280,937
Penumbra, Inc. (a)	1,298	202,449
ResMed, Inc.	939	138,897
		1,659,351
Health Care Providers & Services - 2.1%
UnitedHealth Group, Inc.	1,840	464,968
Health Care Technology - 0.7%
Veeva Systems, Inc. Class A (a)	1,162	164,806
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (a)	2,150	124,700
Bruker Corp.	3,266	145,337
		270,037

TOTAL HEALTH CARE		3,472,193

INDUSTRIALS - 8.6%
Aerospace & Defense - 2.5%
TransDigm Group, Inc.	1,066	561,014
Airlines - 0.4%
Southwest Airlines Co.	1,682	94,411
Commercial Services & Supplies - 1.7%
Cintas Corp.	740	198,816
Copart, Inc. (a)	1,707	141,066
Waste Connection, Inc. (United States)	508	46,939
		386,821
Machinery - 2.5%
Fortive Corp.	1,337	92,253
PACCAR, Inc.	6,028	458,490
		550,743
Road & Rail - 0.8%
Lyft, Inc.	4,452	184,491
Trading Companies & Distributors - 0.7%
Indutrade AB	5,080	156,361

TOTAL INDUSTRIALS		1,933,841

INFORMATION TECHNOLOGY - 28.5%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	226	55,273
IT Services - 4.9%
Black Knight, Inc. (a)	2,499	160,436
EPAM Systems, Inc. (a)	728	128,099
Euronet Worldwide, Inc. (a)	504	70,595
GoDaddy, Inc. (a)	2,869	186,571
MongoDB, Inc. Class A (a)	851	108,732
Square, Inc. (a)	771	47,363
VeriSign, Inc. (a)	1,611	306,122
Wix.com Ltd. (a)	831	101,440
		1,109,358
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	1,825	194,600
NVIDIA Corp.	1,324	266,150
		460,750
Software - 21.3%
Adobe, Inc. (a)	2,168	602,552
Atlassian Corp. PLC (a)	1,041	125,742
BlackLine, Inc. (a)	894	41,786
Cloudflare, Inc. (a)	108	1,819
Datadog, Inc. Class A (a)	62	2,083
DocuSign, Inc. (a)	4,995	330,619
HubSpot, Inc. (a)	1,342	208,144
Intuit, Inc.	1,001	257,758
LivePerson, Inc. (a)	1,492	61,247
Microsoft Corp.	9,579	1,373,340
Paylocity Holding Corp. (a)	1,399	143,537
RingCentral, Inc. (a)	1,109	179,126
Salesforce.com, Inc. (a)	4,978	779,007
SAP SE sponsored ADR	340	45,077
Slack Technologies, Inc. Class A (a)	1,000	22,000
SS&C Technologies Holdings, Inc.	551	28,658
SurveyMonkey (a)	2,680	49,312
The Trade Desk, Inc. (a)	593	119,074
Workday, Inc. Class A (a)	1,995	323,509
Workiva, Inc. (a)	1,882	78,423
Zscaler, Inc. (a)	725	31,886
		4,804,699

TOTAL INFORMATION TECHNOLOGY		6,430,080

MATERIALS - 3.0%
Chemicals - 0.4%
Westlake Chemical Corp.	1,530	96,681
Metals & Mining - 2.6%
Barrick Gold Corp.	32,687	567,446
Steel Dynamics, Inc.	355	10,778
		578,224

TOTAL MATERIALS		674,905

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 3.2%
Alexandria Real Estate Equities, Inc.	468	74,295
Crown Castle International Corp.	3,663	508,388
Public Storage	641	142,853
		725,536
UTILITIES - 0.7%
Water Utilities - 0.7%
AquaVenture Holdings Ltd. (a)	8,241	161,688
TOTAL COMMON STOCKS
(Cost $20,478,894)		21,691,736

Money Market Funds - 1.5%
Fidelity Cash Central Fund 1.83% (b)
(Cost $338,248)	338,180	338,248
TOTAL INVESTMENT IN SECURITIES - 97.7%
(Cost $20,817,142)		22,029,984
NET OTHER ASSETS (LIABILITIES) - 2.3%		524,354
NET ASSETS - 100%		$22,554,338

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,010
Total	$3,010

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $20,478,894)	$21,691,736
Fidelity Central Funds (cost $338,248)	338,248
Total Investment in Securities (cost $20,817,142)		$22,029,984
Receivable for investments sold		110,331
Receivable for fund shares sold		531,579
Dividends receivable		2,231
Distributions receivable from Fidelity Central Funds		370
Prepaid expenses		27,614
Receivable from investment adviser for expense reductions		12,475
Other receivables		173
Total assets		22,714,757
Liabilities
Payable for investments purchased	$93,454
Payable for fund shares redeemed	27,461
Payable for audit fee	17,912
Accrued management fee	9,655
Distribution and service plan fees payable	359
Other affiliated payables	4,860
Other payables and acrrued expenses	6,718
Total liabilities		160,419
Net Assets		$22,554,338
Net Assets consist of:
Paid in capital		$21,777,994
Total accumulated earnings (loss)		776,344
Net Assets		$22,554,338
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,166,022 ÷ 108,385 shares)(a)		$10.76
Maximum offering price per share (100/94.25 of $10.76)		$11.42
Class M:
Net Asset Value and redemption price per share ($250,891 ÷ 23,366 shares)(a)		$10.74
Maximum offering price per share (100/96.50 of $10.74)		$11.13
Class C:
Net Asset Value and offering price per share ($193,364 ÷ 18,072 shares)(a)		$10.70
Fidelity Founders Fund:
Net Asset Value, offering price and redemption price per share ($16,689,475 ÷ 1,548,880 shares)		$10.78
Class I:
Net Asset Value, offering price and redemption price per share ($341,854 ÷ 31,725 shares)		$10.78
Class Z:
Net Asset Value, offering price and redemption price per share ($3,912,732 ÷ 362,766 shares)		$10.79

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2019 (Unaudited)
Investment Income
Dividends		$45,099
Special dividends		32,610
Income from Fidelity Central Funds		3,010
Total income		80,719
Expenses
Management fee	$59,117
Transfer agent fees	22,492
Distribution and service plan fees	1,850
Accounting fees	4,292
Custodian fees and expenses	4,971
Independent trustees' fees and expenses	54
Registration fees	71,130
Audit	19,258
Legal	641
Miscellaneous	45
Total expenses before reductions	183,850
Expense reductions	(76,347)
Total expenses after reductions		107,503
Net investment income (loss)		(26,784)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(389,521)
Foreign currency transactions	(255)
Total net realized gain (loss)		(389,776)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	289,511
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		289,513
Net gain (loss)		(100,263)
Net increase (decrease) in net assets resulting from operations		$(127,047)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2019 (Unaudited)	For the period February 14, 2019 (commencement of operations) to April 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(26,784)	$(10,220)
Net realized gain (loss)	(389,776)	(20,929)
Change in net unrealized appreciation (depreciation)	289,513	923,329
Net increase (decrease) in net assets resulting from operations	(127,047)	892,180
Share transactions - net increase (decrease)	4,912,653	16,876,552
Total increase (decrease) in net assets	4,785,606	17,768,732
Net Assets
Beginning of period	17,768,732	–
End of period	$22,554,338	$17,768,732

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Founders Fund Class A

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.85	$10.00
Income from Investment Operations
Net investment income (loss)B	(.03)C	(.02)
Net realized and unrealized gain (loss)	(.06)	.87
Total from investment operations	(.09)	.85
Net asset value, end of period	$10.76	$10.85
Total ReturnD,E,F	(.83)%	8.50%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.83%I	4.81%I
Expenses net of fee waivers, if any	1.25%I	1.25%I
Expenses net of all reductions	1.25%I	1.25%I
Net investment income (loss)	(.52)%C,I	(.74)%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,166	$220
Portfolio turnover rateJ	96%I	4%K

 A For the period February 14, 2019 (commencement of operations) to April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this non-recurring dividend the ratio of net investment income (loss) to average net assets would have been (.81)%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Founders Fund Class M

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.85	$10.00
Income from Investment Operations
Net investment income (loss)B	(.04)C	(.02)
Net realized and unrealized gain (loss)	(.07)	.87
Total from investment operations	(.11)	.85
Net asset value, end of period	$10.74	$10.85
Total ReturnD,E,F	(1.01)%	8.50%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.06%I	5.05%I
Expenses net of fee waivers, if any	1.50%I	1.50%I
Expenses net of all reductions	1.50%I	1.50%I
Net investment income (loss)	(.77)%C,I	(.99)%I
Supplemental Data
Net assets, end of period (000 omitted)	$251	$205
Portfolio turnover rateJ	96%I	4%K

 A For the period February 14, 2019 (commencement of operations) to April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this non-recurring dividend the ratio of net investment income (loss) to average net assets would have been (1.06)%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Founders Fund Class C

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.84	$10.00
Income from Investment Operations
Net investment income (loss)B	(.07)C	(.03)
Net realized and unrealized gain (loss)	(.07)	.87
Total from investment operations	(.14)	.84
Net asset value, end of period	$10.70	$10.84
Total ReturnD,E,F	(1.29)%	8.40%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.55%I	5.67%I
Expenses net of fee waivers, if any	2.00%I	2.00%I
Expenses net of all reductions	2.00%I	2.00%I
Net investment income (loss)	(1.27)%C,I	(1.49)%I
Supplemental Data
Net assets, end of period (000 omitted)	$193	$173
Portfolio turnover rateJ	96%I	4%K

 A For the period February 14, 2019 (commencement of operations) to April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this non-recurring dividend the ratio of net investment income (loss) to average net assets would have been (1.56)%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Founders Fund

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.86	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)C	(.01)
Net realized and unrealized gain (loss)	(.07)	.87
Total from investment operations	(.08)	.86
Net asset value, end of period	$10.78	$10.86
Total ReturnD,E	(.74)%	8.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.71%H	3.49%H
Expenses net of fee waivers, if any	1.00%H	1.00%H
Expenses net of all reductions	.99%H	1.00%H
Net investment income (loss)	(.26)%C,H	(.48)%H
Supplemental Data
Net assets, end of period (000 omitted)	$16,689	$10,595
Portfolio turnover rateI	96%H	4%J

 A For the period February 14, 2019 (commencement of operations) to April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this non-recurring dividend the ratio of net investment income (loss) to average net assets would have been (.56)%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Founders Fund Class I

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.86	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)C	(.01)
Net realized and unrealized gain (loss)	(.07)	.87
Total from investment operations	(.08)	.86
Net asset value, end of period	$10.78	$10.86
Total ReturnD,E	(.74)%	8.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.63%H	4.10%H
Expenses net of fee waivers, if any	1.00%H	1.00%H
Expenses net of all reductions	1.00%H	1.00%H
Net investment income (loss)	(.27)%C,H	(.48)%H
Supplemental Data
Net assets, end of period (000 omitted)	$342	$831
Portfolio turnover rateI	96%H	4%J

 A For the period February 14, 2019 (commencement of operations) to April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this non-recurring dividend the ratio of net investment income (loss) to average net assets would have been (.57)%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Founders Fund Class Z

	Six months ended (Unaudited) October 31,	Years endedApril 30,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.86	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)C	(.01)
Net realized and unrealized gain (loss)	(.06)	.87
Total from investment operations	(.07)	.86
Net asset value, end of period	$10.79	$10.86
Total ReturnD,E	(.64)%	8.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.49%H	3.18%H
Expenses net of fee waivers, if any	.85%H	.85%H
Expenses net of all reductions	.85%H	.85%H
Net investment income (loss)	(.12)%C,H	(.34)%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,913	$5,745
Portfolio turnover rateI	96%H	4%J

 A For the period February 14, 2019 (commencement of operations) to April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this non-recurring dividend the ratio of net investment income (loss) to average net assets would have been (.42)%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2019

1. Organization.

Fidelity Founders Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Founders Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,883,229
Gross unrealized depreciation	(766,365)
Net unrealized appreciation (depreciation)	$1,116,864
Tax cost	$20,913,120

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(20,292)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $14,519,010 and $10,256,440, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .10% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Founders Fund as compared to its benchmark index, the Russell 3000 Index, over the same 36 month performance period. The Fund's performance adjustment will not take effect until February 1, 2020. Subsequent months will be added until the performance period includes 36 months. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$415	$265
Class M	.25%	.25%	542	429
Class C	.75%	.25%	893	891
			$1,850	$1,585

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,989
Class M	192
$2,181

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$233.14
Class M	140.13
Class C	117.13
Fidelity Founders Fund	20,462.26
Class I	317.17
Class Z	1,223.05
	$22,492

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $249 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $25 and is reflected in Miscellaneous expenses on the Statement of Operations.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through August 31, 2020. Some expenses, for example the compensation of the independent Trustees are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$969
Class M	1.50%	599
Class C	2.00%	487
Fidelity Founders Fund	1.00%	55,827
Class I	1.00%	1,143
Class Z	.85%	16,996
		$76,021

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $315 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $11.

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2019	Year ended April 30, 2019(a)	Six months ended October 31, 2019	Year ended April 30, 2019(a)
Class A
Shares sold	100,263	20,239	$1,078,463	$204,750
Shares redeemed	(12,117)	–	(131,149)	–
Net increase (decrease)	88,146	20,239	$947,314	$204,750
Class M
Shares sold	5,675	18,882	$60,317	$190,000
Shares redeemed	(1,191)	–	(12,807)	–
Net increase (decrease)	4,484	18,882	$47,510	$190,000
Class C
Shares sold	2,072	16,000	$22,387	$160,000
Net increase (decrease)	2,072	16,000	$22,387	$160,000
Fidelity Founders Fund
Shares sold	977,198	988,331	$10,528,688	$10,221,260
Shares redeemed	(404,146)	(12,503)	(4,355,445)	(133,257)
Net increase (decrease)	573,052	975,828	$6,173,243	$10,088,003
Class I
Shares sold	6,178	76,622	$64,346	$800,402
Shares redeemed	(50,958)	(117)	(540,594)	(1,269)
Net increase (decrease)	(44,780)	76,505	$(476,248)	$799,133
Class Z
Shares sold	241,741	534,265	$2,628,791	$5,490,165
Shares redeemed	(407,921)	(5,319)	(4,430,344)	(55,499)
Net increase (decrease)	(166,180)	528,946	$(1,801,553)	$5,434,666

 (a) For the period February 14, 2019 (commencement of operations) to April 30, 2019.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 to October 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During Period-B May 1, 2019 to October 31, 2019
Class A	1.25%
Actual		$1,000.00	$991.70	$6.26
Hypothetical-C		$1,000.00	$1,018.85	$6.34
Class M	1.50%
Actual		$1,000.00	$989.90	$7.50
Hypothetical-C		$1,000.00	$1,017.60	$7.61
Class C	2.00%
Actual		$1,000.00	$987.10	$9.99
Hypothetical-C		$1,000.00	$1,015.08	$10.13
Fidelity Founders Fund	1.00%
Actual		$1,000.00	$992.60	$5.01
Hypothetical-C		$1,000.00	$1,020.11	$5.08
Class I	1.00%
Actual		$1,000.00	$992.60	$5.01
Hypothetical-C		$1,000.00	$1,020.11	$5.08
Class Z	.85%
Actual		$1,000.00	$993.60	$4.26
Hypothetical-C		$1,000.00	$1,020.86	$4.32

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

RFFF-SANN-1219
1.9892519.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 23, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 23, 2019